UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

January 31

Date of Fiscal Year End

January 31, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Parametric Emerging Markets Fund

Annual Report

January 31, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Annual Report January 31, 2017

Parametric Emerging Markets Fund

Table of Contents

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	42

Federal Tax Information	43

Management and Organization	44

Important Notices	47

Parametric Emerging Markets Fund

January 31, 2017

Management’s Discussion of Fund Performance1

Economic and Market Conditions

For the 12-month period ended January 31, 2017, emerging market equities were generally characterized by dramatic volatility, fed by country-specific themes such as political unrest, fiscal challenges and unstable currency values.

The 12-month period started with investors pessimistic toward the emerging markets asset class as a whole. Worries about emerging markets’ growth prospects dominated market activity until mid-February of 2016, when market sentiment rapidly improved on an upswing in commodity prices and a decision by the U.S. Federal Reserve Board (the Fed) to delay its planned interest-rate hikes. The following months were generally positive, with major Index constituent Brazil leading the rally amid a resolution to the political turmoil of the past year and signs that the Brazilian economy was on the mend. South Africa and Russia also delivered double-digit gains on the back of rising commodity prices.

However, the tide turned after the U.S. elections in November, as many worried that a Trump administration could result in global trade restrictions. In addition, a December rate increase by the Fed, and strong indications that it intended to continue to hike rates, also negatively impacted the emerging market asset class. Accordingly, the end of 2016 saw the emerging markets asset class swoon, with China and other large export-driven economies seeing a marked decline as investors grew increasingly concerned about their prospects. However, the last month of the period saw yet another reversal, with a broad-based rally giving the emerging markets their best January performance in five years.

Frontier markets (as measured by the MSCI Frontier Markets Index2) trailed the broader emerging markets (as measured by the MSCI Emerging Markets Index (the Index)) by almost 8%. However, the MSCI Frontier Markets Index return masked a great deal of dispersion in country returns, with Pakistan and Kazakhstan both rising by over 45%, while major constituent Nigeria lost over 20%.

Fund Performance

For the 12-month period ended January 31, 2017, Parametric Emerging Markets Fund (the Fund) had a total return of 23.32% for Investor Class shares at net asset value (NAV), underperforming the Fund’s benchmark, the MSCI Emerging Markets Index (the Index), which had a total return of 25.41% for the same period.

The largest detractor from the Fund’s relative performance versus the Index was the strategy’s sector diversification6 process within South Korea. This resulted in an underweight to the information technology sector, which skyrocketed over the period. In addition, an underweight to Taiwan was a material detractor, as Taiwan’s technology companies benefited from the launch of the latest iPhone. Finally, an overweight to Turkey also detracted from relative performance, as Turkish stocks were negatively impacted by signs of a slowing economy, growing inflation, and a declining currency.

The largest contributor to relative performance was the Fund’s overweight to Russia, as this crude oil exporter’s economy benefited from the bounce-back in energy prices. Also, an underweight to India benefited relative performance versus the Index, as Indian stocks fell in the face of slowing growth, partially due to the government’s demonetization program. In addition, an overweight to Peru benefited the strategy, as the combination of strong economic growth and a broad exposure to rising copper and precious metal prices helped support a rally in its equity markets.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric Emerging Markets Fund

January 31, 2017

Performance2,3

Portfolio Managers Thomas Seto and Timothy W. Atwill, Ph.D., CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Investor Class at NAV	06/30/2006	06/30/2006	23.32%	0.58%	1.90%
Class C at NAV	06/30/2006	06/30/2006	22.50	–0.16	1.14
Class C with 1% Maximum Sales Charge	—	—	21.50	–0.16	1.14
Institutional Class at NAV	06/30/2006	06/30/2006	23.64	0.84	2.16
Class R6 at NAV	07/01/2014	06/30/2006	23.71	0.87	2.17
MSCI Emerging Markets Index	—	—	25.41%	0.18%	2.49%

% Total Annual Operating Expense Ratios[4]		Investor Class	Class C	Institutional Class	Class R6
		1.37%	2.12%	1.12%	1.07%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Investor Class of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	01/31/2007	$11,207	N.A.
Institutional Class	$50,000	01/31/2007	$61,901	N.A.
Class R6	$1,000,000	01/31/2007	$1,240,009	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Parametric Emerging Markets Fund

January 31, 2017

Fund Profile

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

China Mobile, Ltd.	0.7%

Sberbank of Russia PJSC	0.6

America Movil SAB de CV, Series L	0.6

MTN Group, Ltd.	0.6

Gazprom PJSC ADR	0.5

Naspers, Ltd., Class N	0.5

Vale SA, PFC Shares	0.5

Samsung Electronics Co., Ltd.	0.5

Cielo SA	0.5

Credicorp, Ltd.	0.5

Total	5.5%

Geographic Allocation (% of common stocks)

See Endnotes and Additional Disclosures in this report.

4

Parametric Emerging Markets Fund

January 31, 2017

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI Frontier Markets Index is an unmanaged index that measures the performance of stock markets with less-developed economies and financial markets than emerging markets, and that typically have more restrictions on foreign stock ownership. MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Investor Class, Institutional Class and Class R6 shares are offered without a sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Institutional Class. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[4]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Excludes cash and cash equivalents.

[6]	Diversification cannot ensure a profit or eliminate the risk of loss.

Fund profile subject to change due to active management.

5

Parametric Emerging Markets Fund

January 31, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2016 – January 31, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period* (8/1/16 – 1/31/17)	Annualized Expense Ratio

Actual
Investor Class	$1,000.00	$1,036.00	$7.16	1.40%
Class C	$1,000.00	$1,032.30	$10.98	2.15%
Institutional Class	$1,000.00	$1,037.50	$5.89	1.15%
Class R6	$1,000.00	$1,038.10	$5.58	1.09%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,018.10	$7.10	1.40%
Class C	$1,000.00	$1,014.30	$10.89	2.15%
Institutional Class	$1,000.00	$1,019.40	$5.84	1.15%
Class R6	$1,000.00	$1,019.70	$5.53	1.09%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2016.

6

Parametric Emerging Markets Fund

January 31, 2017

Portfolio of Investments

Common Stocks — 98.4%

Security	Shares	Value

Argentina — 0.8%
Adecoagro SA(1)	218,000	$2,522,260
Arcos Dorados Holdings, Inc., Class A(1)	508,761	2,950,814
Banco Macro SA, Class B ADR	11,287	848,105
BBVA Banco Frances SA ADR	25,288	463,529
Cresud SA ADR(1)	55,441	969,109
Grupo Financiero Galicia SA, Class B ADR	55,800	1,733,706
IRSA Inversiones y Representaciones SA ADR(1)	35,110	753,461
MercadoLibre, Inc.	20,800	3,856,112
Pampa Energia SA ADR(1)	143,899	6,682,669
Transportadora de Gas del Sur SA ADR	31,400	328,444
YPF SA ADR	141,900	3,074,973

		$24,183,182

Bahrain — 0.9%
Ahli United Bank BSC	15,996,597	$11,765,920
Al Salam Bank-Bahrain BSC	12,255,584	3,538,870
GFH Financial Group BSC(1)	9,200,700	6,813,335
Ithmaar Holding BSC(1)	18,993,819	4,484,011

		$26,602,136

Bangladesh — 0.8%
ACI, Ltd.	54,690	$323,150
Aftab Automobiles, Ltd.	576,526	448,659
Bangladesh Export Import Co., Ltd.(1)	4,556,600	1,936,553
Bangladesh Submarine Cable Co., Ltd.	192,647	297,903
Beximco Pharmaceuticals, Ltd.	457,495	506,061
BSRM Steels, Ltd.	1,068,413	1,310,396
City Bank, Ltd. (The)	1,610,541	684,906
CVO Petrochemical Refinery, Ltd.	88,500	209,640
Grameenphone, Ltd.	551,510	2,093,848
Heidelberger Cement Bangladesh, Ltd.	146,500	1,012,353
Islami Bank Bangladesh, Ltd.	1,583,302	899,821
Jamuna Oil Co., Ltd.	258,263	690,188
Khulna Power Co., Ltd.	757,470	617,801
Lankabangla Finance, Ltd.	447,250	269,945
Meghna Petroleum, Ltd.	174,079	432,061
National Bank, Ltd.(1)	4,103,367	764,458
Olympic Industries, Ltd.	607,819	2,370,117
Orion Pharma, Ltd.	258,206	155,074
Padma Oil Co., Ltd.	195,600	574,437
People’s Leasing and Financial Services, Ltd.(1)	1,467,409	180,890
Pubali Bank, Ltd.	1,878,791	587,777
Renata, Ltd.	23,954	331,715
Singer Bangladesh, Ltd.	142,500	364,674

Security	Shares	Value

Bangladesh (continued)
Social Islami Bank, Ltd.	1,610,176	$446,169
Southeast Bank, Ltd.	1,630,632	445,119
Square Pharmaceuticals, Ltd.	433,431	1,424,656
Summit Power, Ltd.	1,655,358	879,150
Titas Gas Transmission & Distribution Co., Ltd.	1,242,018	801,612
Unique Hotel & Resorts, Ltd.	1,020,672	745,995
United Airways Bangladesh, Ltd.(1)	6,170,401	526,451
United Commercial Bank, Ltd.	1,220,971	356,702

		$22,688,281

Botswana — 0.3%
Barclays Bank of Botswana, Ltd.	1,137,465	$565,584
Botswana Insurance Holdings, Ltd.	575,111	933,055
First National Bank of Botswana, Ltd.	6,069,100	1,626,292
Letshego Holdings, Ltd.	14,102,614	3,018,900
Sechaba Breweries Holdings, Ltd.	905,550	2,011,108
Standard Chartered Bank Botswana, Ltd.	531,120	373,967

		$8,528,906

Brazil — 6.2%
AES Tiete Energia SA	98,400	$454,043
AMBEV SA	1,613,650	8,807,965
B2W Cia Digital(1)	144,970	552,074
Banco Bradesco SA, PFC Shares	526,481	5,463,466
Banco do Brasil SA	210,598	2,079,180
Banco do Estado do Rio Grande do Sul, PFC Shares	164,900	824,212
BB Seguridade Participacoes SA	142,700	1,263,926
BM&F Bovespa SA	347,751	2,040,531
BR Malls Participacoes SA(1)	127,140	591,902
Bradespar SA, PFC Shares(1)	121,000	798,705
Braskem SA, PFC Shares	89,760	926,911
BRF SA	288,140	4,065,471
CCR SA	933,000	4,592,311
Centrais Eletricas Brasileiras SA, PFC Shares	338,400	2,653,633
CETIP SA - Mercados Organizados	62,600	934,699
Cia Brasileira de Distribuicao, PFC Shares	63,069	1,159,664
Cia de Saneamento Basico do Estado de Sao Paulo	226,060	2,249,050
Cia de Saneamento de Minas Gerais-COPASA	58,900	806,742
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	31,790	662,817
Cia Energetica de Minas Gerais SA, PFC Shares	652,555	1,892,784
Cia Energetica de Sao Paulo, Class B, PFC Shares	156,300	863,070
Cia Hering	157,600	775,221
Cia Paranaense de Energia, PFC Shares	85,800	875,399
Cia Siderurgica Nacional SA(1)	331,900	1,216,542
Cielo SA	1,722,172	14,477,591

7	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

Brazil (continued)
Cosan SA Industria e Comercio	82,300	$1,051,766
CPFL Energia SA	430,772	3,462,745
Cyrela Brazil Realty SA Empreendimentos e Participacoes	235,500	967,829
Duratex SA(1)	235,758	564,125
EcoRodovias Infraestrutura e Logistica SA	260,600	705,442
EDP-Energias do Brasil SA	245,500	1,094,626
Eletropaulo Metropolitana SA, Class B, PFC Shares	117,480	439,557
Embraer SA	194,900	1,113,326
Embraer SA ADR	119,648	2,735,153
Engie Brasil Energia SA	126,500	1,437,181
Equatorial Energia SA	114,300	2,107,464
Estacio Participacoes SA	270,800	1,366,418
Even Construtora e Incorporadora SA	341,400	486,461
Ez Tec Empreendimentos e Participacoes SA	142,098	823,430
Fibria Celulose SA	146,957	1,369,721
Fleury SA	152,100	1,833,251
Gafisa SA	745,400	581,919
Gerdau SA, PFC Shares	470,800	1,822,779
Gol Linhas Aereas Inteligentes SA, PFC Shares	204,000	405,268
Hypermarcas SA	177,000	1,569,976
Iochpe Maxion SA	115,700	476,958
Itau Unibanco Holding SA, PFC Shares	492,080	5,815,448
Itausa-Investimentos Itau SA, PFC Shares	816,887	2,405,735
JBS SA	406,725	1,535,980
Klabin SA	170,600	879,231
Klabin SA, PFC Shares	1,300,000	1,155,152
Kroton Educacional SA	846,236	3,628,145
Light SA	80,000	499,381
Localiza Rent a Car SA	183,580	2,146,845
Lojas Americanas SA, PFC Shares	505,700	2,684,891
Lojas Renner SA	411,700	3,119,989
Marcopolo SA, PFC Shares	585,600	535,219
Marfrig Global Foods SA(1)	287,155	588,690
Metalurgica Gerdau SA, PFC Shares	260,300	464,246
MRV Engenharia e Participacoes SA	264,600	1,071,466
Multiplus SA	60,200	679,736
Natura Cosmeticos SA	120,900	969,548
Odontoprev SA	688,600	2,449,686
Petroleo Brasileiro SA, PFC Shares	2,564,500	12,223,919
Prumo Logistica SA(1)	159,600	412,789
Qualicorp SA	485,600	3,176,102
Randon SA Implementos e Participacoes, PFC Shares	303,500	376,594
Rumo Logistica Operadora Multimodal SA(1)	314,419	748,355
Smiles SA	55,000	907,620
Suzano Papel e Celulose SA, Class A, PFC Shares	223,625	950,962

Security	Shares	Value

Brazil (continued)
Telefonica Brasil SA, PFC Shares	863,400	$12,787,559
TIM Participacoes SA	1,670,650	4,745,110
Totvs SA	306,690	2,539,285
Transmissora Alianca de Energia Electrica SA	91,000	619,739
Ultrapar Participacoes SA	201,384	4,228,227
Usinas Siderurgicas de Minas Gerais SA, Class A, PFC Shares	478,350	796,972
Vale SA, PFC Shares	1,606,740	15,577,388
Valid Solucoes SA	91,700	697,550
Via Varejo SA	259,400	738,415
Weg SA	852,240	4,302,986

		$183,902,264

Bulgaria — 0.1%
CB First Investment Bank AD(1)	235,000	$482,146
Chimimport AD	329,922	299,191
Corporate Commercial Bank AD(1)(2)	10,400	0
MonBat AD	60,235	331,857
Petrol AD(1)	102,500	22,188
Sopharma AD	354,600	657,273

		$1,792,655

Chile — 3.0%
AES Gener SA	1,904,140	$663,510
Aguas Andinas SA, Series A	2,726,600	1,480,350
Antarchile SA	215,131	2,353,563
Banco de Chile	25,432,963	3,031,604
Banco de Chile ADR	7,791	555,576
Banco de Credito e Inversiones	48,700	2,503,724
Banco Santander Chile	48,812,922	2,641,689
Banmedica SA	706,730	1,405,669
Cap SA	128,112	1,179,245
Cencosud SA	1,699,307	4,951,918
Cia Cervecerias Unidas SA	234,626	2,656,665
Cia Sud Americana de Vapores SA(1)	14,510,741	435,160
Colbun SA	5,619,135	1,069,981
Embotelladora Andina SA, Class B, PFC Shares	486,082	1,751,941
Empresa Nacional de Telecomunicaciones SA(1)	371,409	4,018,312
Empresas CMPC SA	2,230,220	4,800,694
Empresas COPEC SA	1,064,668	10,891,681
Enel Americas SA	21,205,403	3,792,664
Enel Americas SA ADR	42,700	385,581
Enel Chile SA	14,024,447	1,351,467
Enel Chile SA ADR	42,700	205,814
Enel Generacion Chile SA	2,564,627	1,649,990
Engie Energia Chile SA	548,992	905,711

8	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

Chile (continued)
Forus SA	132,100	$421,612
Grupo Security SA	2,644,909	909,401
Inversiones Aguas Metropolitanas SA	386,815	557,045
Inversiones La Construccion SA	34,520	449,746
Itau CorpBanca	133,731,904	1,095,093
Latam Airlines Group SA(1)	538,175	4,973,705
Parque Arauco SA	541,699	1,315,462
Quinenco SA	389,755	1,069,674
Ripley Corp. SA	1,279,400	769,287
S.A.C.I. Falabella	1,152,755	9,343,612
Salfacorp SA	733,169	524,543
Sigdo Koppers SA	953,500	1,220,221
Sociedad Matriz SAAM SA	6,242,812	500,522
Sociedad Quimica y Minera de Chile SA, Series B, PFC Shares	168,140	5,425,744
Sonda SA	1,703,793	2,771,463
Vina Concha y Toro SA	864,834	1,406,776

		$87,436,415

China — 10.4%
3SBio, Inc.(1)(3)	1,558,500	$1,521,810
Agile Group Holdings, Ltd.	1,096,000	585,247
Agricultural Bank of China, Ltd., Class H	2,350,000	981,645
Air China, Ltd., Class H	1,960,000	1,402,436
Aisino Corp.	70,100	210,706
Aluminum Corp. of China, Ltd., Class H(1)	4,984,000	2,574,284
Angang Steel Co., Ltd., Class H(1)	1,994,000	1,526,584
Anhui Conch Cement Co., Ltd., Class H	1,941,000	6,246,069
ANTA Sports Products, Ltd.	658,000	2,094,318
Avic Aviation Engine Corp. PLC	40,221	202,599
Baidu, Inc. ADR(1)	20,900	3,658,963
Bank of Beijing Co., Ltd.	152,300	222,952
Bank of China, Ltd., Class H	6,646,000	3,010,082
Bank of Communications, Ltd., Class H	2,468,900	1,815,981
Bank of Nanjing Co., Ltd.	121,000	201,828
Beijing Capital Co., Ltd.	323,000	196,472
Beijing Capital International Airport Co., Ltd., Class H	1,300,000	1,257,648
Beijing Enterprises Holdings, Ltd.	309,500	1,542,812
Beijing Enterprises Water Group, Ltd.	3,236,000	2,244,427
Beijing Tongrentang Co., Ltd.	42,800	189,148
Beijing Xinwei Technology Group Co., Ltd.(2)	80,600	136,872
Beiqi Foton Motor Co., Ltd.	407,100	200,354
Belle International Holdings, Ltd.	2,320,000	1,414,144
Brilliance China Automotive Holdings, Ltd.	1,086,000	1,529,891
BYD Co., Ltd., Class H	401,200	2,219,386
CGN Power Co., Ltd., Class H(3)	6,666,000	1,879,691

Security	Shares	Value

China (continued)
China Agri-Industries Holdings, Ltd.(1)	2,074,000	$956,826
China Biologic Products, Inc.(1)	32,700	3,725,838
China Bluechemical, Ltd., Class H	1,270,000	439,401
China Cinda Asset Management Co., Ltd., Class H	1,495,000	517,921
China CITIC Bank Corp., Ltd., Class H	840,000	552,474
China Coal Energy Co., Ltd., Class H(1)	3,400,000	1,773,029
China Communications Construction Co., Ltd., Class H	1,612,000	1,940,184
China Communications Services Corp., Ltd., Class H	2,540,000	1,726,619
China Construction Bank Corp., Class H	7,369,630	5,463,758
China Dongxiang Group Co., Ltd.	4,257,000	793,403
China Everbright Bank Co., Ltd.	341,400	201,987
China Everbright International, Ltd.	880,000	1,067,268
China Everbright, Ltd.	408,000	778,966
China Evergrande Group	1,066,000	742,543
China Fortune Land Development Co., Ltd.	52,329	184,878
China Gas Holdings, Ltd.	1,294,000	1,873,262
China Gezhouba Group Co., Ltd.	152,700	220,005
China Hongqiao Group, Ltd.	410,000	421,227
China Huishan Dairy Holdings Co., Ltd.	1,800,000	672,106
China International Marine Containers Co., Ltd., Class B	482,672	721,859
China International Travel Service Corp., Ltd.	31,500	208,210
China Life Insurance Co., Ltd., Class H	584,000	1,608,678
China Longyuan Power Group Corp., Ltd., Class H	3,335,000	2,724,090
China Mengniu Dairy Co., Ltd.	2,187,000	4,082,353
China Merchants Bank Co., Ltd., Class H	497,524	1,245,981
China Merchants Energy Shipping Co., Ltd.	252,000	184,730
China Merchants Port Holdings Co., Ltd.	318,035	850,215
China Merchants Securities Co., Ltd.	77,000	186,882
China Minsheng Banking Corp., Ltd., Class H	662,740	729,359
China Mobile, Ltd.	1,959,500	22,049,512
China Molybdenum Co., Ltd., Class H	4,203,000	1,221,613
China National Building Material Co., Ltd., Class H	4,406,000	2,576,742
China National Nuclear Power Co., Ltd.	210,800	215,847
China Northern Rare Earth Group High-Tech Co., Ltd.	117,100	212,649
China Oilfield Services, Ltd., Class H	1,420,000	1,514,753
China Overseas Land & Investment, Ltd.	1,174,160	3,447,864
China Pacific Insurance (Group) Co., Ltd., Class H	196,400	697,614
China Petroleum & Chemical Corp., Class H	10,960,300	8,657,829
China Power International Development, Ltd.	1,381,000	497,681
China Railway Construction Corp., Ltd., Class H	1,393,500	1,933,486
China Railway Group, Ltd., Class H	2,179,000	1,907,305
China Resources Beer Holdings Co., Ltd.(1)	964,000	1,957,993
China Resources Gas Group, Ltd.	830,000	2,623,109
China Resources Land, Ltd.	590,000	1,459,396

9	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

China (continued)
China Resources Phoenix Healthcare Holdings Co., Ltd.(1)	355,000	$477,607
China Resources Power Holdings Co., Ltd.	2,205,600	3,788,088
China Shenhua Energy Co., Ltd., Class H	1,500,500	3,171,019
China Shineway Pharmaceutical Group, Ltd.	381,000	438,822
China Shipbuilding Industry Co., Ltd.(1)	185,800	206,346
China Southern Airlines Co., Ltd., Class H	2,200,000	1,260,024
China Sports Industry Group Co., Ltd.(2)	69,000	239,564
China State Construction Engineering Corp., Ltd.	215,100	278,696
China Taiping Insurance Holdings Co., Ltd.(1)	453,800	994,146
China Telecom Corp., Ltd., Class H	6,294,000	2,971,638
China Travel International Investment Hong Kong, Ltd.	4,692,000	1,312,472
China Unicom (Hong Kong), Ltd.	2,496,372	2,946,521
China United Network Communications, Ltd.	888,000	843,411
China Vanke Co., Ltd., Class H	482,720	1,224,545
China Yangtze Power Co., Ltd.	225,100	425,852
China Yurun Food Group, Ltd.(1)	1,776,000	275,820
CITIC, Ltd.	1,152,000	1,707,837
CNOOC, Ltd.	4,530,000	5,656,855
COFCO Tunhe Co., Ltd.	118,100	204,296
COSCO SHIPPING Development Co., Ltd., Class H(1)	4,252,000	902,032
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	1,702,000	940,714
COSCO SHIPPING Holdings Co., Ltd., Class H(1)	2,694,975	1,006,421
COSCO SHIPPING Ports, Ltd.	1,250,000	1,242,162
Country Garden Holdings Co., Ltd.	2,119,631	1,215,424
CSPC Pharmaceutical Group, Ltd.	3,280,000	3,691,503
Ctrip.com International, Ltd. ADR(1)	123,100	5,319,151
Daqin Railway Co., Ltd.	191,900	198,869
Datang International Power Generation Co., Ltd., Class H	4,476,000	1,160,611
Deluxe Family Co., Ltd.	146,700	173,097
Dongfeng Motor Group Co., Ltd., Class H	1,966,000	2,084,230
Dr Peng Telecom & Media Group Co., Ltd.	104,900	349,352
Fullshare Holdings, Ltd.	4,362,500	1,837,995
Fuyao Glass Industry Group Co., Ltd.	75,200	204,846
GD Power Development Co., Ltd.	528,500	249,348
Gemdale Corp.	169,600	312,863
Golden Eagle Retail Group, Ltd.	739,000	1,070,656
Great Wall Motor Co., Ltd., Class H	1,771,500	1,775,011
Guangdong Investment, Ltd.	2,662,000	3,303,285
Guanghui Energy Co., Ltd.(1)	355,600	226,029
Guangxi Wuzhou Zhongheng Group Co., Ltd.	285,723	195,738
Guangzhou Automobile Group Co., Ltd., Class H	1,892,013	2,580,351
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H(1)	320,000	782,514
Guangzhou R&F Properties Co., Ltd., Class H	516,800	662,844

Security	Shares	Value

China (continued)
Haier Electronics Group Co., Ltd.	161,000	$283,200
Harbin Pharmaceutical Group Co., Ltd.(1)	150,900	197,886
Hengan International Group Co., Ltd.	665,000	5,444,517
Hengdeli Holdings, Ltd.(1)	2,681,800	337,117
Hengtong Optic-electric Co., Ltd.	69,200	203,027
Huadian Power International Corp., Ltd., Class H	1,100,000	467,533
Huaneng Power International, Inc., Class H	5,426,000	3,519,845
Huaneng Renewables Corp., Ltd., Class H	1,716,000	532,540
Huatai Securities Co., Ltd.	73,700	197,016
Huaxia Bank Co., Ltd.	122,477	206,090
Huayu Automotive Systems Co., Ltd.	82,008	197,210
Humanwell Healthcare Group Co., Ltd.	69,600	196,389
Hundsun Technologies, Inc.	28,100	179,862
iKang Healthcare Group, Inc. ADR(1)	36,000	609,480
Industrial & Commercial Bank of China, Ltd., Class H	5,073,000	3,101,554
Industrial Bank Co., Ltd.	163,702	405,516
Inner Mongolia BaoTou Steel Union Co., Ltd.(1)	505,000	215,312
Inner Mongolia Yili Industrial Group Co., Ltd.	237,200	634,325
Jiangsu Broadcasting Cable Information Network Corp, Ltd.(1)	129,200	204,519
Jiangsu Changjiang Electronics Technology Co., Ltd.	76,300	188,911
Jiangsu Expressway Co., Ltd., Class H	878,000	1,099,613
Jiangsu Hengrui Medicine Co., Ltd.	37,200	258,646
Jiangxi Copper Co., Ltd., Class H	1,803,000	3,113,665
Jinyu Bio-Technology Co., Ltd.	40,600	185,305
Kangmei Pharmaceutical Co., Ltd.	93,100	243,614
Kingboard Chemical Holdings, Ltd.	648,600	2,231,857
Kingfa Sci & Tech Co., Ltd.(2)	171,338	193,060
Kunlun Energy Co., Ltd.	2,206,000	1,752,004
Kweichow Moutai Co., Ltd.	18,000	901,405
Lee & Man Paper Manufacturing, Ltd.	1,220,000	1,096,628
Lenovo Group, Ltd.	3,494,000	2,288,631
Li Ning Co., Ltd.(1)	774,208	491,306
Liaoning Cheng Da Co., Ltd.(1)	72,100	186,237
Luye Pharma Group, Ltd.	496,500	328,057
Maanshan Iron & Steel Co., Ltd., Class H(1)	2,294,000	840,662
NARI Technology Co., Ltd.(2)	85,600	165,575
NetEase, Inc. ADR	6,200	1,574,180
Neusoft Corp.	74,400	201,526
New Oriental Education & Technology Group, Inc. ADR(1)	80,200	3,813,510
Nine Dragons Paper Holdings, Ltd.	2,051,000	2,360,568
Offshore Oil Engineering Co., Ltd.	217,300	249,868
PetroChina Co., Ltd., Class H	7,560,000	6,005,896
PICC Property & Casualty Co., Ltd., Class H	352,000	532,100
Ping An Insurance (Group) Co. of China, Ltd., Class H	435,000	2,231,452
Pingdingshan Tianan Coal Mining Co., Ltd.(1)	262,600	203,268

10	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

China (continued)
Poly Property Group Co., Ltd.(1)	1,918,000	$745,954
Poly Real Estate Group Co., Ltd.	271,600	363,980
Power Construction Corp. of China, Ltd.	187,000	196,641
Qingdao Haier Co., Ltd.	133,100	195,781
Qinqin Foodstuffs Group (Cayman) Co., Ltd.(1)	133,000	42,061
SAIC Motor Corp. Ltd.	82,400	302,869
Sanan Optoelectronics Co., Ltd.	125,500	267,787
Sany Heavy Industry Co., Ltd.	219,800	219,337
SDIC Power Holdings Co., Ltd.	200,900	200,346
Semiconductor Manufacturing International Corp.(1)	2,339,700	3,208,324
Shandong Gold Mining Co., Ltd.	42,500	235,476
Shandong Nanshan Aluminum Co., Ltd.	409,500	206,221
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	2,148,000	1,405,153
Shanghai Dazhong Public Utilities Group Co., Ltd.	220,900	194,705
Shanghai Electric Group Co., Ltd., Class H(1)	2,414,000	1,098,621
Shanghai Industrial Holdings, Ltd.	304,000	818,151
Shanghai Jahwa United Co., Ltd.	52,000	205,299
Shanghai Oriental Pearl Media Co., Ltd.	58,400	196,174
Shanghai Pudong Development Bank Co., Ltd.	188,000	457,325
Shanghai Zhangjiang High-Tech Park Development Co., Ltd.	75,395	190,299
Shanxi Lu’an Environmental Energy Development Co., Ltd.(1)	152,200	207,542
Shenergy Co., Ltd.	227,800	201,112
Shimao Property Holdings, Ltd.	480,000	643,042
Sichuan Changhong Electric Co., Ltd.(1)	307,800	194,770
Sichuan Chuantou Energy Co., Ltd.	152,000	195,326
Sihuan Pharmaceutical Holdings Group, Ltd.	3,161,000	930,429
SINA Corp.(1)	22,900	1,596,588
Sino Biopharmaceutical, Ltd.	7,057,000	5,538,880
Sino-Ocean Group Holding, Ltd.	2,024,000	871,680
Sinopec Shanghai Petrochemical Co., Ltd., Class H	5,245,000	3,247,769
Sinopharm Group Co., Ltd., Class H	1,408,400	6,436,265
Sohu.com, Inc.(1)	10,300	408,601
Sun Art Retail Group, Ltd.	1,476,000	1,485,802
Sunac China Holdings, Ltd.	361,000	320,690
Tasly Pharmaceutical Group Co., Ltd.	33,400	193,811
TBEA Co., Ltd.	145,500	199,310
Tencent Holdings, Ltd.	523,500	13,687,096
Tingyi (Cayman Islands) Holding Corp.	2,176,000	2,473,513
Tonghua Dongbao Pharmaceutical Co., Ltd.	59,700	181,338
Tsinghua Tongfang Co., Ltd.	100,600	197,693
Tsingtao Brewery Co., Ltd., Class H	324,000	1,293,733
Wanhua Chemical Group Co., Ltd.	70,971	251,250
Want Want China Holdings, Ltd.	5,426,000	3,871,205
Weibo Corp. ADR(1)	2,290	110,424

Security	Shares	Value

China (continued)
Weichai Power Co., Ltd., Class H	443,800	$786,417
West China Cement, Ltd.(1)	4,450,000	618,517
Western Mining Co., Ltd.(2)	169,300	154,187
WH Group, Ltd.(3)	2,822,500	2,143,808
Wintime Energy Co., Ltd.	327,670	192,926
Xi’an LONGi Silicon Materials Corp.	101,600	215,477
Xinhu Zhongbao Co., Ltd.	301,800	194,248
Yang Quan Coal Industry Group Co., Ltd.(1)	189,300	190,863
Yangzijiang Shipbuilding Holdings, Ltd.	1,809,000	1,034,535
Yanzhou Coal Mining Co., Ltd., Class H	2,200,000	1,723,377
Yonghui Superstores Co., Ltd.	304,700	224,929
Yonyou Network Technology Co., Ltd.	58,800	162,704
Youngor Group Co., Ltd.	94,600	193,857
Yunnan Chihong Zinc & Germanium Co., Ltd.	160,600	197,924
Zhaojin Mining Industry Co., Ltd., Class H	1,440,000	1,294,723
Zhejiang China Commodities City Group Co., Ltd.	167,200	195,802
Zhejiang Expressway Co., Ltd., Class H	1,034,000	1,038,589
Zhejiang Huahai Pharmaceutical Co., Ltd.	58,450	181,149
Zhejiang Longsheng Group Co., Ltd.	148,343	208,763
Zhejiang Zheneng Electric Power Co., Ltd.	246,600	203,806
Zhengzhou Yutong Bus Co., Ltd.	66,400	195,007
Zhongjin Gold Corp., Ltd.(1)	115,900	210,107
Zhuzhou CRRC Times Electric Co., Ltd., Class H	89,500	509,929
Zijin Mining Group Co., Ltd., Class H	8,448,000	2,890,588
ZTE Corp., Class H	876,903	1,363,394

		$308,226,880

Colombia — 1.5%
Almacenes Exito SA	465,190	$2,481,226
Avianca Holdings SA, PFC Shares	551,298	581,504
Banco Davivienda SA, PFC Shares	99,500	1,070,269
Banco de Bogota SA	98,407	2,014,067
Bancolombia SA	114,355	996,244
Bancolombia SA ADR, PFC Shares	100,200	3,793,572
Celsia SA ESP	809,070	1,175,672
Cementos Argos SA	596,019	2,376,129
Cementos Argos SA, PFC Shares	307,566	1,135,726
Cemex Latam Holdings SA(1)	173,596	680,198
Corporacion Financiera Colombiana SA	74,770	880,955
Ecopetrol SA(1)	13,209,169	6,209,969
Empresa de Energia de Bogota SA	4,742,074	2,918,449
Empresa de Telecommunicaciones de Bogota SA(1)	2,532,380	552,409
Grupo Argos SA	395,281	2,616,511
Grupo Argos SA, PFC Shares	108,995	702,100
Grupo Aval Acciones y Valores SA, PFC Shares	3,439,700	1,405,399
Grupo de Inversiones Suramericana SA	226,311	3,017,738

11	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

Colombia (continued)
Grupo de Inversiones Suramericana SA, PFC Shares	48,367	$628,742
Grupo Nutresa SA	582,655	4,793,121
Interconexion Electrica SA	901,290	3,254,166
Odinsa SA(1)	74,829	204,678

		$43,488,844

Croatia — 0.8%
AD Plastik DD	22,190	$456,136
Adris Grupa DD, PFC Shares	47,518	3,301,656
Atlantic Grupa DD	1,465	194,727
Atlantska Plovidba DD(1)	17,418	822,899
Ericsson Nikola Tesla DD	7,395	1,363,811
Hrvatski Telekom DD	210,400	5,302,714
INA Industrija Nafte DD(1)	900	416,320
Koncar-Elektroindustrija DD	11,092	1,303,923
Kras DD(1)	4,381	354,702
Ledo DD	978	1,435,592
Petrokemija DD(1)	16,580	43,748
Podravka Prehrambena Industrija DD	19,726	1,172,320
Valamar Riviera DD	878,100	4,992,679
Zagrebacka Banka DD(1)	194,885	1,731,904

		$22,893,131

Czech Republic — 0.7%
CEZ AS	383,300	$6,565,216
Komercni Banka AS	240,300	8,497,631
Pegas Nonwovens SA	86,089	2,823,212
Philip Morris CR AS	4,197	2,217,497
Unipetrol AS	209,352	1,608,183

		$21,711,739

Egypt — 1.3%
Alexandria Mineral Oils Co.	154,593	$677,515
Arab Cotton Ginning	1,993,380	473,110
Citadel Capital SAE(1)	2,280,400	142,910
Commercial International Bank Egypt SAE	2,349,243	9,480,638
Eastern Tobacco	538,424	5,540,461
Egypt Kuwait Holding Co. SAE	1,862,146	1,211,318
Egyptian Financial Group-Hermes Holding Co.(1)	1,981,023	2,530,458
Egyptian Resorts Co.(1)	4,721,950	272,050
El Ezz Aldekhela Steel Alexandria(1)	4,000	92,644
ElSewedy Electric Co.	529,606	2,339,754
Ezz Steel(1)	1,265,460	1,196,056
Global Telecom Holding SAE(1)	12,928,866	4,816,447
Juhayna Food Industries	4,185,624	1,328,143

Security	Shares	Value

Egypt (continued)
Maridive & Oil Services SAE(1)	2,013,484	$482,950
Misr Beni-Suef Cement Co.	69,150	73,015
Orascom Telecom Media and Technology Holding SAE(1)	21,964,609	859,082
Oriental Weavers Co.	936,875	861,564
Palm Hills Developments SAE	3,564,918	528,446
Pioneers Holding(1)	953,068	510,892
QNB Alahli Bank SAE(1)	217,171	459,185
Sidi Kerir Petrochemicals Co.	1,365,164	1,444,368
Six of October Development & Investment Co.(1)	382,178	254,682
South Valley Cement(1)	704,261	178,943
Talaat Moustafa Group	2,277,606	1,019,436
Telecom Egypt	1,949,337	1,260,684

		$38,034,751

Estonia — 0.3%
AS Merko Ehitus	50,618	$508,495
AS Tallink Grupp	3,623,652	3,733,494
AS Tallinna Kaubamaja Grupp	137,340	1,300,761
AS Tallinna Vesi	58,790	875,859
Nordecon AS	145,374	202,417
Olympic Entertainment Group AS	503,790	979,854

		$7,600,880

Ghana — 0.1%
Aluworks Ghana, Ltd.(1)	457,409	$15,204
CAL Bank, Ltd.	1,805,732	314,669
Ghana Commercial Bank, Ltd.	1,626,918	1,484,255
Produce Buying Co., Ltd.(1)	582,428	8,077
Standard Chartered Bank of Ghana, Ltd.	171,500	515,192

		$2,337,397

Greece — 1.4%
Aegean Airlines SA	78,939	$564,620
Aegean Marine Petroleum Network, Inc.	66,025	729,576
Alpha Bank AE(1)	994,698	1,765,157
Athens Water Supply & Sewage Co. SA	115,065	664,654
Costamare, Inc.	142,719	757,838
Diana Shipping, Inc.(1)	295,690	1,224,157
Ellaktor SA(1)	552,350	649,770
Eurobank Ergasias SA(1)	668,793	406,104
FF Group(1)	55,250	1,056,794
GasLog, Ltd.	90,055	1,503,918
GEK Terna Holding Real Estate Construction SA(1)	364,739	890,909
Grivalia Properties REIC AE	14,830	126,834

12	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

Greece (continued)
Hellenic Exchanges - Athens Stock Exchange SA	230,984	$1,112,914
Hellenic Petroleum SA(1)	206,636	964,871
Hellenic Telecommunications Organization SA	750,567	6,807,395
JUMBO SA	167,845	2,356,840
Metka Industrial - Construction SA	71,242	496,457
Motor Oil (Hellas) Corinth Refineries SA	152,191	2,182,767
Mytilineos Holdings SA(1)	239,394	1,662,280
National Bank of Greece SA(1)	9,050,198	2,165,685
Navios Maritime Acquisition Corp.	202,800	377,208
Navios Maritime Holdings, Inc.(1)	484,186	949,005
OPAP SA	342,298	3,031,090
Public Power Corp. SA(1)	776,397	2,164,727
StealthGas, Inc.(1)	122,975	478,373
Terna Energy SA	112,955	338,522
Titan Cement Co. SA	229,022	5,142,560
Tsakos Energy Navigation, Ltd.	137,300	649,429

		$41,220,454

Hungary — 0.7%
Magyar Telekom Telecommunications PLC	1,230,224	$2,196,704
MOL Hungarian Oil & Gas Rt.	89,320	6,294,456
OTP Bank PLC	210,630	6,476,969
Richter Gedeon Nyrt.	301,264	6,488,418

		$21,456,547

India — 6.0%
ABB India, Ltd.	19,900	$321,065
ACC, Ltd.	45,970	958,929
Adani Enterprises, Ltd.	180,900	232,995
Adani Ports and Special Economic Zone, Ltd.	1,184,852	5,144,235
Adani Power, Ltd.(1)	556,250	298,585
Adani Transmission, Ltd.(1)	299,124	278,950
Aditya Birla Fashion and Retail, Ltd.(1)	92,050	203,718
Aditya Birla Nuvo, Ltd.	17,702	354,444
Ambuja Cements, Ltd.	522,500	1,756,995
Asian Paints, Ltd.	180,700	2,584,002
Axis Bank, Ltd.	240,800	1,656,484
Bajaj Auto, Ltd.	47,737	2,001,248
Bank of Baroda(1)	262,300	641,308
Bank of India(1)	247,400	429,163
Bharat Forge, Ltd.	63,650	875,494
Bharat Heavy Electricals, Ltd.	659,700	1,329,130
Bharat Petroleum Corp., Ltd.	159,700	1,607,474
Bharti Airtel, Ltd.	2,225,936	11,445,442
Biocon, Ltd.	60,600	902,484

Security	Shares	Value

India (continued)
Cairn India, Ltd.	279,700	$1,147,009
Canara Bank(1)	67,631	284,381
Cipla, Ltd.	237,210	2,008,837
Coal India, Ltd.	402,200	1,835,198
Colgate-Palmolive (India), Ltd.	89,800	1,179,277
Container Corp. of India, Ltd.	54,240	955,846
Crompton Greaves Consumer Electricals, Ltd.(1)	213,600	600,727
Crompton Greaves, Ltd.(1)	213,600	202,800
Cummins India, Ltd.	49,900	616,947
Dabur India, Ltd.	504,400	2,052,044
Divi’s Laboratories, Ltd.	93,600	967,171
DLF, Ltd.	88,900	178,192
Dr. Reddy’s Laboratories, Ltd.	48,300	2,160,055
GAIL (India), Ltd.	418,600	2,881,525
GlaxoSmithKline Pharmaceuticals, Ltd.	8,680	347,415
Glenmark Pharmaceuticals, Ltd.	125,460	1,652,901
GMR Infrastructure, Ltd.(1)	1,721,400	323,906
Grasim Industries, Ltd.	40,790	547,173
Gujarat State Petronet, Ltd.	265,747	596,720
HCL Technologies, Ltd.	156,435	1,858,554
HDFC Bank, Ltd.	160,805	3,426,735
Hero MotoCorp, Ltd.	43,600	2,037,636
Hindalco Industries, Ltd.	515,910	1,443,548
Hindustan Petroleum Corp., Ltd.	126,992	979,486
Hindustan Unilever, Ltd.	462,700	5,827,901
Hindustan Zinc, Ltd.	148,400	653,335
Housing Development Finance Corp., Ltd.	192,561	3,885,309
ICICI Bank, Ltd.	430,603	1,704,651
IDBI Bank, Ltd.(1)	367,000	418,995
Idea Cellular, Ltd.	1,816,900	2,952,947
IDFC Bank, Ltd.	260,034	230,268
IDFC, Ltd.(1)	260,034	211,034
IFCI, Ltd.	1,152,200	524,899
Indiabulls Housing Finance, Ltd.	40,115	443,901
Indiabulls Real Estate, Ltd.(1)	91,200	102,304
Indian Hotels Co., Ltd. (The)	164,280	262,714
Indian Oil Corp., Ltd.	317,800	1,713,829
Infosys, Ltd.	507,868	6,952,537
ITC, Ltd.	1,733,990	6,609,953
Jindal Steel & Power, Ltd.(1)	268,800	318,516
JSW Steel, Ltd.	773,000	2,261,123
Kotak Mahindra Bank, Ltd.	110,900	1,268,769
Larsen & Toubro, Ltd.	253,560	5,391,692
LIC Housing Finance, Ltd.	49,663	405,583
Lupin, Ltd.	80,300	1,747,357
Mahindra & Mahindra, Ltd.	105,760	1,940,951

13	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

India (continued)
Maruti Suzuki India, Ltd.	35,750	$3,114,013
Nestle India, Ltd.	11,930	1,030,885
NMDC, Ltd.	86,003	182,811
NTPC, Ltd.	2,179,200	5,543,989
Oil & Natural Gas Corp., Ltd.	1,077,813	3,215,739
Oracle Financial Services Software, Ltd.	16,500	806,629
Piramal Enterprises, Ltd.	76,807	1,909,160
Power Grid Corporation of India, Ltd.	1,738,500	5,317,603
Reliance Capital, Ltd.	36,735	243,920
Reliance Communications, Ltd.(1)	1,412,060	714,049
Reliance Industries, Ltd.	468,848	7,230,239
Reliance Infrastructure, Ltd.	133,300	1,013,693
Reliance Power, Ltd.(1)	1,400,250	923,609
Siemens, Ltd.	47,180	793,703
State Bank of India	315,179	1,209,458
Steel Authority of India, Ltd.(1)	513,200	482,582
Sun Pharmaceutical Industries, Ltd.	498,368	4,632,679
Sun TV Network, Ltd.	147,473	1,146,870
Suzlon Energy, Ltd.(1)	2,099,450	530,160
Tata Communications, Ltd.	127,400	1,327,828
Tata Consultancy Services, Ltd.	130,227	4,286,516
Tata Global Beverages, Ltd.	279,500	530,484
Tata Motors, Ltd.	362,950	2,805,521
Tata Power Co., Ltd.	1,346,918	1,580,556
Tata Steel, Ltd.	149,296	1,022,037
Tech Mahindra, Ltd.	160,844	1,077,191
Titan Co., Ltd.	234,100	1,253,086
UltraTech Cement, Ltd.	50,000	2,719,991
Unitech, Ltd.(1)	2,836,900	203,587
United Spirits, Ltd.(1)	29,285	942,712
UPL, Ltd.	180,700	1,930,745
Vedanta, Ltd.	674,100	2,529,320
Voltas, Ltd.	296,300	1,424,567
Wipro, Ltd.	180,609	1,227,714
Yes Bank, Ltd.	55,200	1,138,159
Zee Entertainment Enterprises, Ltd.	322,114	2,328,047

		$177,504,648

Indonesia — 2.8%
Adaro Energy Tbk PT	23,914,000	$3,039,443
AKR Corporindo Tbk PT	4,864,500	2,432,918
Aneka Tambang Persero Tbk PT(1)	10,251,500	614,666
Astra Argo Lestari Tbk PT	775,000	915,386
Astra International Tbk PT	13,196,100	7,866,929
Bank Central Asia Tbk PT	3,075,800	3,525,348
Bank Danamon Indonesia Tbk PT	1,913,203	596,238

Security	Shares	Value

Indonesia (continued)
Bank Mandiri Persero Tbk PT	2,275,500	$1,858,584
Bank Negara Indonesia Persero Tbk PT	1,726,700	737,752
Bank Pan Indonesia Tbk PT(1)	4,945,000	305,765
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,068,100	184,094
Bank Rakyat Indonesia Persero Tbk PT	2,419,700	2,124,723
Bank Tabungan Negara Tbk PT	2,513,500	358,751
Berlian Laju Tanker Tbk PT(1)(2)	7,544,500	0
Bumi Serpong Damai Tbk PT	3,215,100	441,005
Charoen Pokphand Indonesia Tbk PT	5,565,200	1,293,394
Energi Mega Persada Tbk PT(1)	64,369,200	395,302
Gudang Garam Tbk PT	295,000	1,364,064
Hanson International Tbk PT(1)	23,744,500	270,284
Indo Tambangraya Megah Tbk PT	652,700	733,635
Indocement Tunggal Prakarsa Tbk PT	2,435,200	2,741,150
Indofood Sukses Makmur Tbk PT	3,485,500	2,068,737
Indosat Tbk PT(1)	1,634,500	789,714
Jasa Marga (Persero) Tbk PT	3,198,000	1,011,519
Kalbe Farma Tbk PT	61,346,500	6,667,705
Lippo Karawaci Tbk PT	6,134,800	337,819
Matahari Department Store Tbk PT	686,300	759,791
Matahari Putra Prima Tbk PT	7,240,000	664,263
Medco Energi Internasional Tbk PT(1)	4,497,500	468,463
Media Nusantara Citra Tbk PT	3,201,000	406,593
Mitra Keluarga Karyasehat Tbk PT	3,345,900	626,713
MNC Investama Tbk PT(1)	49,042,500	517,921
Pembangunan Perumahan Persero Tbk PT	8,311,089	2,235,918
Perusahaan Gas Negara Persero Tbk PT	31,781,800	6,863,693
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	7,185,000	834,373
Semen Indonesia Persero Tbk PT	5,479,200	3,705,706
Sigmagold Inti Perkasa Tbk PT(1)	17,097,000	103,573
Siloam International Hospitals Tbk PT(1)	2,296,600	2,032,378
Sugih Energy Tbk PT(1)(2)	50,181,300	210,459
Surya Semesta Internusa Tbk PT	14,275,000	679,198
Tambang Batubara Bukit Asam Tbk PT	1,343,500	1,168,364
Telekomunikasi Indonesia Persero Tbk PT	25,815,800	7,483,605
Tower Bersama Infrastructure Tbk PT	2,272,900	842,562
Unilever Indonesia Tbk PT	746,500	2,301,923
United Tractors Tbk PT	2,381,583	3,897,649
Vale Indonesia Tbk PT(1)	5,222,500	926,959
Waskita Karya Persero Tbk PT	4,712,800	904,077
Wijaya Karya Beton Tbk PT	3,158,200	195,202
Wijaya Karya Persero Tbk PT	6,522,800	1,255,995
XL Axiata Tbk PT(1)	2,604,900	567,921

		$82,328,224

14	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

Jordan — 0.7%
Al-Eqbal Investment Co. PLC	70,342	$2,341,759
Alia The Royal Jordanian Airlines PLC(1)	249,829	169,179
Arab Bank PLC	903,834	7,889,898
Arab Potash Co. PLC	77,671	1,915,290
Bank of Jordan	276,495	1,110,853
Cairo Amman Bank	313,506	796,609
Capital Bank of Jordan(1)	406,376	469,835
Jordan Ahli Bank	431,866	682,110
Jordan Islamic Bank	189,572	1,026,669
Jordan Petroleum Refinery	450,709	2,160,962
Jordan Telecommunications Co.	120,379	367,961
Jordanian Electric Power Co.	366,780	1,226,537
Union Investment Corp. PLC(1)	99,181	163,679

		$20,321,341

Kazakhstan — 0.8%
Halyk Savings Bank of Kazakhstan JSC GDR(1)(4)	932,400	$5,462,585
KAZ Minerals PLC(1)	1,382,941	8,205,809
Kazkommertsbank JSC GDR(1)(4)	348,000	522,432
KazMunaiGas Exploration Production GDR(1)(4)	618,674	6,136,944
Kcell JSC GDR(4)	864,603	3,130,420
Nostrum Oil & Gas PLC(1)	239,901	1,427,373

		$24,885,563

Kenya — 0.6%
ARM Cement, Ltd.(1)	1,653,600	$309,991
Bamburi Cement Co., Ltd.	564,900	816,721
Barclays Bank of Kenya, Ltd.	9,494,460	668,093
British American Tobacco Kenya, Ltd.	52,000	451,978
Co-operative Bank of Kenya, Ltd. (The)	6,372,864	699,999
East African Breweries, Ltd.	1,825,380	3,956,230
Equity Group Holdings, Ltd.	7,774,500	1,908,922
KCB Group, Ltd.	7,773,320	1,738,590
KenolKobil, Ltd.	5,013,500	607,617
Kenya Electricity Generating Co., Ltd.	983,900	49,829
Kenya Power & Lighting, Ltd.	7,482,654	503,257
Nation Media Group, Ltd.	518,384	374,756
Safaricom, Ltd.	33,072,172	5,910,763
Standard Chartered Bank Kenya, Ltd.	219,542	351,097

		$18,347,843

Kuwait — 1.8%
Agility Public Warehousing Co. KSC	1,997,092	$4,839,205
Ahli United Bank	403,540	574,492
Al Ahli Bank of Kuwait KSCP	716,003	763,352

Security	Shares	Value

Kuwait (continued)
ALAFCO Aviation Lease and Finance Co. KSCP	987,277	$809,975
Boubyan Bank KSCP	589,247	792,285
Boubyan Petrochemicals Co.	1,996,843	3,794,722
Burgan Bank SAK	535,600	580,364
Combined Group Contracting Co. KSC	135,531	222,255
Commercial Bank of Kuwait KSCP	429,459	576,870
Commercial Real Estate Co. KSCC	2,296,205	670,403
Gulf Bank	1,603,698	1,340,947
Gulf Cable & Electrical Industries Co. KSCP(1)	424,072	792,667
Gulf National Holding Co.(1)(2)	595,711	0
Jazeera Airways Co. KSC	299,261	676,984
Kuwait Cement Co.	533,870	804,419
Kuwait Finance House KSCP	2,354,916	4,784,782
Kuwait Food Co. (Americana) SAK	419,000	3,604,873
Kuwait International Bank	556,951	409,011
Kuwait Portland Cement Co. KSC	200,012	708,489
Kuwait Projects Co. Holdings KSC	573,712	1,054,208
Kuwait Real Estate Co. KSC(1)	2,762,965	732,716
Mabanee Co. SAK	481,967	1,406,175
Mezzan Holding Co. KSCC	138,999	455,692
Mobile Telecommunications Co.	6,880,089	11,165,218
National Bank of Kuwait SAK	2,552,000	6,096,551
National Industries Group Holding SAK	2,840,456	1,486,661
National Investment Co.(1)	959,100	454,086
National Real Estate Co. KPSC(1)	862,155	356,195
Qurain Petrochemical Industries Co. KSC	2,293,006	2,143,092
Sultan Center Food Products Co.(1)	3,421,833	1,051,498
Warba Bank KSCP(1)	568,500	443,807

		$53,591,994

Latvia — 0.0%(5)
Grindeks(1)	42,000	$212,489
Latvian Shipping Co.(1)	405,000	204,536

		$417,025

Lebanon — 0.1%
Solidere GDR(4)	331,454	$3,317,513
Solidere, Class A	89,166	875,293
Solidere, Class B	1,782	17,540

		$4,210,346

Lithuania — 0.1%
Apranga PVA	278,536	$814,886
Energijos Skirstymo Operatorius AB	128,934	120,523
Klaipedos Nafta AB	1,345,900	753,922

15	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

Lithuania (continued)
Pieno Zvaigzdes	104,200	$163,011
Rokiskio Suris	122,500	234,924
Siauliu Bankas	1,139,077	565,351

		$2,652,617

Malaysia — 2.9%
Aeon Co. (M) Bhd	661,200	$353,359
Airasia Bhd	1,228,200	707,010
Alliance Financial Group Bhd	560,300	475,739
AMMB Holdings Bhd	887,900	918,075
Astro Malaysia Holdings Bhd	979,300	601,362
Axiata Group Bhd	2,706,750	2,892,406
Berjaya Corp. Bhd	2,090,591	179,101
Berjaya Sports Toto Bhd	830,250	549,236
Boustead Holdings Bhd	834,694	505,094
British American Tobacco Malaysia Bhd	109,700	1,148,758
Bumi Armada Bhd(1)	3,133,350	431,629
Bursa Malaysia Bhd	344,900	691,870
CIMB Group Holdings Bhd	892,200	1,001,521
Dialog Group Bhd	3,532,614	1,220,102
Digi.com Bhd	1,873,500	2,097,435
Felda Global Ventures Holdings Bhd	1,358,400	566,847
Gamuda Bhd	1,290,100	1,401,510
Genting Bhd	1,448,500	2,683,017
Genting Malaysia Bhd	2,155,600	2,451,647
Genting Plantations Bhd	261,700	644,574
Hartalega Holdings Bhd	118,600	126,312
Hong Leong Bank Bhd	382,900	1,139,697
Hong Leong Financial Group Bhd	276,000	915,002
IHH Healthcare Bhd	4,325,800	6,138,235
IJM Corp. Bhd	2,147,680	1,605,250
IOI Corp. Bhd	2,439,818	2,429,781
IOI Properties Group Bhd	1,044,058	504,386
KLCCP Stapled Group	399,100	719,388
KNM Group Bhd(1)	5,003,150	389,831
Kuala Lumpur Kepong Bhd	358,700	1,951,834
Lafarge Malaysia Bhd	942,950	1,469,809
Magnum Bhd	940,340	456,477
Malayan Banking Bhd	1,117,087	2,073,135
Malaysia Airports Holdings Bhd	342,800	478,848
Malaysia Marine and Heavy Engineering Holdings Bhd(1)	739,000	166,865
Malaysian Resources Corp. Bhd	761,400	245,849
Maxis Bhd	1,737,900	2,413,504
Media Prima Bhd	575,000	132,427
MISC Bhd	482,400	797,235

Security	Shares	Value

Malaysia (continued)
MMC Corp. Bhd	1,217,800	$642,033
My EG Services Bhd	727,950	261,336
Nestle Malaysia Bhd	12,300	211,069
Petronas Chemicals Group Bhd	4,123,000	6,630,711
Petronas Dagangan Bhd	507,500	2,696,107
Petronas Gas Bhd	378,800	1,787,885
PPB Group Bhd	404,100	1,484,873
Press Metal Bhd	4,114,320	1,906,027
Public Bank Bhd	461,120	2,092,340
RHB Bank Bhd	957,200	1,058,967
Sapurakencana Petroleum Bhd(1)	5,340,168	2,074,704
Silverlake Axis, Ltd.	703,200	290,161
Sime Darby Bhd	1,405,839	2,826,595
Sunway Bhd	304,600	208,898
Supermax Corp. Bhd	1,732,700	816,841
Telekom Malaysia Bhd	1,249,900	1,679,280
Tenaga Nasional Bhd	2,232,625	6,748,341
Top Glove Corp. Bhd	1,427,800	1,678,296
UEM Sunrise Bhd	1,683,050	418,116
UMW Holdings Bhd	448,400	571,873
UMW Oil & Gas Corp. Bhd(1)	549,700	86,873
Unisem (M) Bhd	2,784,300	1,584,336
WCT Holdings Bhd	730,311	301,855
YTL Corp. Bhd	2,863,465	983,414
YTL Power International Bhd	1,883,197	608,188

		$85,323,276

Mauritius — 0.7%
Alteo, Ltd.	637,758	$539,287
CIEL, Ltd.	1,576,086	279,431
CIM Financial Services, Ltd.	4,084,801	909,952
LUX Island Resorts, Ltd.	947,976	1,573,185
MCB Group, Ltd.	1,428,389	8,920,254
New Mauritius Hotels, Ltd.	4,396,329	2,611,852
Phoenix Beverages, Ltd.	7,498	88,544
Rogers & Co., Ltd.	2,004,091	1,663,368
SBM Holdings, Ltd.	16,378,248	3,262,438
Sun, Ltd., Class A(1)	449,032	491,436
Terra Mauricia, Ltd.	782,038	704,277
United Basalt Products, Ltd.	334,219	949,967

		$21,993,991

Mexico — 5.8%
Alfa SAB de CV, Series A	6,232,872	$8,087,924
Alsea SAB de CV	694,800	2,011,083

16	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

Mexico (continued)
America Movil SAB de CV, Series L	28,151,150	$17,711,324
America Movil SAB de CV, Series L ADR	528,801	6,668,181
Arca Continental SAB de CV	490,380	2,636,790
Bolsa Mexicana de Valores SAB de CV	1,503,700	2,047,861
Cemex SAB de CV ADR(1)	1,109,613	10,275,016
Cemex SAB de CV, Series CPO(1)	9,117,399	8,425,074
Coca-Cola Femsa SAB de CV, Series L	319,500	1,979,495
El Puerto de Liverpool SAB de CV	163,780	1,032,780
Empresas ICA SAB de CV(1)	2,747,100	364,901
Fibra Uno Administracion SA de CV	2,054,090	2,943,209
Fomento Economico Mexicano SAB de CV ADR	16,100	1,211,203
Fomento Economico Mexicano SAB de CV, Series UBD	1,189,956	8,962,831
Genomma Lab Internacional SAB de CV(1)	2,778,500	2,893,952
Gentera SAB de CV	2,669,400	3,897,822
Grupo Aeroportuario del Pacifico SAB de CV, Class B	498,387	3,863,106
Grupo Aeroportuario del Sureste SAB de CV, Class B	249,115	3,617,116
Grupo Bimbo SAB de CV, Series A	1,632,945	3,601,273
Grupo Carso SAB de CV, Series A1	1,017,000	4,074,145
Grupo Elektra SAB de CV	98,898	1,275,736
Grupo Financiero Banorte SAB de CV, Class O	2,178,600	10,441,944
Grupo Financiero Inbursa SAB de CV, Class O	4,335,500	6,444,985
Grupo Mexico SAB de CV, Series B	4,508,679	13,564,846
Grupo Sanborns SAB de CV	226,889	226,307
Grupo Simec SA de CV, Series B(1)	133,800	617,302
Grupo Televisa SAB ADR	431,500	9,665,600
Grupo Televisa SAB, Series CPO	1,550,600	6,927,825
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	1,038,200	1,244,635
Industrias CH SAB de CV, Series B(1)	225,500	1,427,386
Industrias Penoles SAB de CV	188,600	4,459,167
Infraestructura Energetica Nova SAB de CV	180,000	794,111
Kimberly-Clark de Mexico SAB de CV, Class A	1,219,500	2,194,732
Mexichem SAB de CV	1,520,399	3,605,329
Minera Frisco SAB de CV(1)	714,800	585,798
OHL Mexico SAB de CV(1)	438,300	413,845
Organizacion Soriana SAB de CV, Class B(1)	120,000	253,195
Promotora y Operadora de Infraestructura SAB de CV	434,500	3,798,372
Telesites SAB de CV(1)	1,386,268	813,672
Ternium SA ADR	46,000	1,051,560
TV Azteca SAB de CV, Series CPO	1,240,300	197,463
Wal-Mart de Mexico SAB de CV, Series V	3,152,980	5,579,157

		$171,888,053

Morocco — 0.8%
Attijariwafa Bank	84,175	$3,547,761
Banque Centrale Populaire	71,323	2,004,807

Security	Shares	Value

Morocco (continued)
BMCE Bank	63,923	$1,376,008
Cosumar	61,500	2,431,506
Douja Promotion Groupe Addoha SA	160,235	770,537
Label Vie	3,100	429,965
LafargeHolcim Maroc SA	19,430	4,930,171
Lesieur Cristal	53,800	792,566
Managem SA	4,800	565,413
Maroc Telecom	299,850	4,584,629
Samir(1)(2)	15,717	0
Taqa Morocco	13,828	1,108,124

		$22,541,487

Nigeria — 0.6%
Access Bank PLC	26,850,917	$583,750
Dangote Cement PLC	4,601,375	2,500,912
Dangote Sugar Refinery PLC	5,586,250	115,733
Diamond Bank PLC(1)	16,654,000	51,301
Ecobank Transnational, Inc.	14,145,874	469,266
FBN Holdings PLC	40,511,481	462,744
FCMB Group PLC	14,697,603	63,906
Fidelity Bank PLC	22,430,824	67,432
Flour Mills of Nigeria PLC	2,057,956	122,072
Forte Oil PLC	1,622,126	377,940
Guaranty Trust Bank PLC	28,968,558	2,239,537
Guiness Nigeria PLC	956,691	200,677
Lafarge Africa PLC	5,098,121	677,293
Lekoil, Ltd.(1)	2,651,411	944,663
Nestle Nigeria PLC	413,429	963,633
Nigerian Breweries PLC	4,747,707	2,176,016
Oando PLC(1)	27,394,906	418,746
PZ Cussons Nigeria PLC	2,100,282	93,005
SEPLAT Petroleum Development Co. PLC(3)	996,758	846,294
Skye Bank PLC(1)	16,828,665	27,618
Stanbic IBTC Holdings PLC	1,977,675	110,458
Transnational Corp. of Nigeria PLC(1)	19,112,836	50,328
UAC of Nigeria PLC	4,651,935	250,053
Unilever Nigeria PLC	2,740,833	300,144
United Bank for Africa PLC	29,618,308	462,674
Zenith Bank PLC	31,763,724	1,632,192

		$16,208,387

Oman — 0.7%
Al Anwar Ceramic Tiles Co.	1,033,027	$416,532
Bank Dhofar SAOG	1,944,308	1,313,045
Bank Muscat SAOG	2,520,080	2,995,881

17	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

Oman (continued)
Bank Sohar SAOG	2,460,446	$1,008,658
Dhofar International Development & Investment Holding SAOG	339,824	300,195
HSBC Bank Oman SAOG	915,535	294,797
National Bank of Oman SAOG	1,553,852	977,004
Oman Cables Industry SAOG	127,600	530,216
Oman Cement Co. SAOG	951,260	1,210,651
Oman Flour Mills Co. SAOG	90,796	188,732
Oman Telecommunications Co. SAOG	936,551	3,491,524
Omani Qatari Telecommunications Co. SAOG	731,509	1,185,824
Ominvest	1,311,446	1,771,442
Phoenix Power Co. SAOC	2,829,100	1,066,065
Raysut Cement Co. SAOG	634,342	2,429,411
Renaissance Services SAOG(1)	1,523,972	870,372
Sembcorp Salalah Power & Water Co.	1,120,000	696,282

		$20,746,631

Pakistan — 1.5%
Adamjee Insurance Co., Ltd.	1,115,744	$777,558
Bank Alfalah, Ltd.	2,236,538	885,340
Cherat Cement Co., Ltd.	231,500	401,903
D.G. Khan Cement Co., Ltd.	322,232	710,190
Engro Corp., Ltd.	487,387	1,567,006
Engro Fertilizers, Ltd.	610,528	416,407
Engro Foods, Ltd.(1)	512,800	949,158
Fatima Fertilizer Co., Ltd.	680,500	250,649
Fauji Cement Co., Ltd.	1,580,000	683,008
Fauji Fertilizer Bin Qasim, Ltd.	1,026,000	509,385
Fauji Fertilizer Co., Ltd.	1,398,110	1,545,349
Ferozsons Laboratories, Ltd.	38,000	246,006
Habib Bank, Ltd.	1,125,817	2,805,533
Hub Power Co., Ltd.	3,388,900	4,468,723
K-Electric, Ltd.(1)	11,230,000	1,120,798
Kot Addu Power Co., Ltd.	1,364,400	1,048,309
Lucky Cement, Ltd.	303,500	2,432,109
Maple Leaf Cement Factory, Ltd.	555,500	710,199
Mari Petroleum Co., Ltd.	43,100	530,628
MCB Bank, Ltd.	1,209,730	2,812,454
Millat Tractors, Ltd.	97,690	1,013,552
National Bank of Pakistan	672,540	480,589
Nishat Mills, Ltd.	2,394,071	3,659,244
Oil & Gas Development Co., Ltd.	1,122,391	1,717,456
Pak Elektron, Ltd.	892,000	722,880
Pak Suzuki Motor Co., Ltd.	106,700	709,145
Pakistan Oilfields, Ltd.	188,600	889,934
Pakistan Petroleum, Ltd.	837,777	1,421,227

Security	Shares	Value

Pakistan (continued)
Pakistan State Oil Co., Ltd.	422,920	$1,819,566
Pakistan Telecommunication Co., Ltd.	1,949,200	348,555
Searle Co., Ltd. (The)	526,944	3,488,418
SUI Southern Gas Co., Ltd.(1)	1,500,051	514,882
TRG Pakistan(1)	1,992,000	1,040,850
United Bank, Ltd.	556,245	1,248,502

		$43,945,512

Panama — 0.3%
Copa Holdings SA, Class A	85,954	$8,379,655

		$8,379,655

Peru — 1.5%
Alicorp SAA	2,988,077	$6,860,428
Banco Continental SA	503,172	646,078
Cementos Pacasmayo SAA	241,600	465,326
Cia de Minas Buenaventura SA ADR	281,597	3,883,223
Cia Minera Milpo SA	676,862	699,417
Credicorp, Ltd.	85,200	13,945,536
Engie Energia Peru SA	15,994	43,860
Ferreycorp SAA	3,485,530	1,918,054
Grana y Montero SAA	1,558,220	1,433,886
Intercorp Financial Services, Inc.	58,290	1,865,280
Minsur SA(1)	1,225,991	524,729
Sociedad Minera Cerro Verde SAA(1)	26,791	616,193
Southern Copper Corp.	278,776	10,693,847
Union Andina de Cementos SAA	179,177	132,561
Volcan Cia Minera SAA, Class B	3,886,275	974,242

		$44,702,660

Philippines — 2.9%
Aboitiz Equity Ventures, Inc.	1,860,100	$2,780,041
Aboitiz Power Corp.	3,330,700	2,822,324
ABS-CBN Holdings Corp. PDR	138,370	132,111
Alliance Global Group, Inc.	2,794,300	704,549
Ayala Corp.	199,995	3,217,159
Ayala Land, Inc.	4,864,500	3,477,066
Ayala Land, Inc., PFC Shares(2)	3,951,800	0
Bank of the Philippine Islands	1,270,595	2,288,388
BDO Unibank, Inc.	1,383,464	3,134,937
Bloomberry Resorts Corp.(1)	12,417,700	1,933,122
Cosco Capital, Inc.	3,726,300	687,578
D&L Industries, Inc.	4,814,000	1,190,059
DMCI Holdings, Inc.	3,819,500	992,277
Emperador, Inc.	4,313,300	603,324

18	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

Philippines (continued)
Energy Development Corp.	16,100,700	$1,766,689
Filinvest Land, Inc.	9,303,000	302,935
First Gen Corp.	2,859,922	1,288,673
First Philippine Holdings Corp.	587,500	838,271
Globe Telecom, Inc.	45,740	1,581,661
GT Capital Holdings, Inc.	67,795	1,777,718
Holcim Philippines, Inc.	1,492,000	497,735
International Container Terminal Services, Inc.	666,670	1,036,928
JG Summit Holding, Inc.	2,284,320	3,410,867
Jollibee Foods Corp.	1,179,850	4,873,693
Lopez Holdings Corp.	4,600,000	732,054
LT Group, Inc.	1,873,000	493,083
Manila Electric Co.	523,630	2,997,790
Manila Water Co.	1,633,000	990,655
Megaworld Corp.	12,596,000	929,814
Melco Crown Philippines Resorts Corp.(1)	3,711,400	358,528
Metro Pacific Investments Corp.	7,682,400	1,053,457
Metropolitan Bank & Trust Co.	1,171,246	1,918,679
Nickel Asia Corp.	5,281,800	721,768
Petron Corp.	4,267,400	796,695
Philex Mining Corp.	6,094,825	1,131,715
PLDT, Inc.	214,145	6,330,072
Puregold Price Club, Inc.	2,240,100	1,945,426
Robinsons Land Corp.	1,187,900	599,707
Robinsons Retail Holdings, Inc.	1,269,250	2,015,451
San Miguel Corp.	375,000	738,599
Security Bank Corp.	243,300	1,043,027
Semirara Mining & Power Corp.	1,132,230	3,076,487
SM Investments Corp.	383,703	5,322,101
SM Prime Holdings, Inc.	9,538,699	5,696,028
SSI Group, Inc.(1)	2,061,000	108,617
Travellers International Hotel Group, Inc.	3,521,900	231,239
Universal Robina Corp.	1,858,330	6,089,399
Vista Land & Lifescapes, Inc.	3,675,000	374,563

		$87,033,059

Poland — 3.2%
Agora SA	125,463	$421,048
Alior Bank SA(1)	65,097	993,057
AmRest Holdings SE(1)	12,198	999,011
Asseco Poland SA	512,726	7,366,115
Bank Handlowy w Warszawie SA	50,570	970,400
Bank Millennium SA(1)	687,285	1,010,039
Bank Pekao SA	166,082	5,618,683
Bank Zachodni WBK SA	19,800	1,706,249
Boryszew SA(1)	122,670	347,858

Security	Shares	Value

Poland (continued)
Budimex SA	33,545	$1,810,040
CCC SA	62,606	3,233,748
Ciech SA	42,262	726,648
Cyfrowy Polsat SA(1)	721,896	4,369,045
Enea SA(1)	456,516	1,155,801
Energa SA	571,000	1,456,458
Eurocash SA	354,600	3,533,591
Getin Noble Bank SA(1)	774,062	319,463
Grupa Azoty SA	103,094	1,768,645
Grupa Lotos SA(1)	101,253	954,211
ING Bank Slaski SA	47,450	2,099,621
Jastrzebska Spolka Weglowa SA(1)	115,853	1,937,542
KGHM Polska Miedz SA	246,347	7,640,682
KOPEX SA(1)	125,900	118,250
LPP SA	2,121	2,702,787
Lubelski Wegiel Bogdanka SA(1)	12,326	199,869
mBank SA(1)	23,504	2,222,000
Netia SA	1,111,077	1,244,098
Orange Polska SA	2,173,916	2,933,063
PGE SA	2,413,400	6,589,727
PKP Cargo SA(1)	51,483	686,238
Polski Koncern Naftowy ORLEN SA	335,852	6,815,694
Polskie Gornictwo Naftowe i Gazownictwo SA	2,266,356	3,112,289
Powszechna Kasa Oszczednosci Bank Polski SA(1)	886,210	6,798,992
Powszechny Zaklad Ubezpieczen SA	711,945	6,264,916
Synthos SA(1)	1,223,139	1,832,772
Tauron Polska Energia SA(1)	3,279,494	2,416,554

		$94,375,204

Qatar — 1.4%
Aamal Co. QSC(1)	230,040	$945,898
Al Meera Consumer Goods Co.	12,300	604,701
Barwa Real Estate Co.	93,367	893,254
Commercial Bank QSC (The)	123,600	1,110,287
Doha Bank QSC	125,995	1,254,124
Gulf International Services QSC	124,213	1,021,859
Industries Qatar	130,200	4,095,843
Masraf Al Rayan QSC	267,194	2,939,469
Medicare Group	18,044	319,824
Ooredoo QSC	171,500	4,946,250
Qatar Electricity & Water Co. QSC	65,558	4,159,138
Qatar Gas Transport Co., Ltd.	368,081	2,433,154
Qatar Insurance Co.	78,371	1,844,374
Qatar International Islamic Bank	45,943	854,227
Qatar Islamic Bank	54,850	1,599,373
Qatar National Bank SAQ	138,467	6,186,220

19	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

Qatar (continued)
Qatar National Cement Co. QSC	34,787	$859,377
Qatar Navigation QSC	61,021	1,565,217
Qatari Investors Group	99,029	1,506,586
United Development Co. QSC	117,835	729,146
Vodafone Qatar QSC(1)	726,000	1,872,892

		$41,741,213

Romania — 0.8%
Banca Transilvania SA	10,130,703	$5,745,572
BRD-Groupe Societe Generale SA	1,062,213	2,932,624
OMV Petrom SA(1)	45,352,995	3,083,930
Societatea Energetica Electrica SA	622,400	2,110,056
Societatea Nationala de Gaze Naturale ROMGAZ SA	407,654	2,690,418
Societatea Nationala Nuclearelectrica SA	794,100	1,151,766
Transelectrica SA	426,930	3,320,857
Transgaz SA Medias	19,337	1,500,473

		$22,535,696

Russia — 5.8%
Aeroflot PJSC(1)	1,322,156	$3,820,353
Evraz PLC(1)	626,150	1,761,216
Federal Grid Co. Unified Energy System PJSC	540,855,440	2,087,223
Gazprom PJSC ADR	3,157,995	15,668,957
Globaltrans Investment PLC GDR(4)	207,458	1,311,453
Inter RAO UES PJSC	55,826,070	3,780,084
Lenta, Ltd. GDR(1)(4)	133,659	1,054,387
LSR Group PJSC GDR(4)	186,400	693,163
Lukoil PJSC ADR	229,382	12,926,766
Luxoft Holding, Inc.(1)	13,100	770,935
Magnit PJSC	62,447	10,016,861
Magnit PJSC GDR(4)	109,571	4,022,257
Magnitogorsk Iron & Steel OJSC GDR(4)	105,708	888,437
Mail.ru Group, Ltd. GDR(1)(4)	232,150	4,216,088
Mechel PJSC ADR(1)	189,000	1,135,890
MegaFon PJSC GDR(4)	183,402	1,993,436
MMC Norilsk Nickel PJSC ADR	592,237	9,605,163
Mobile TeleSystems PJSC	1,790,717	8,258,207
Moscow Exchange MICEX-RTS PJSC	1,214,410	2,723,520
Mosenergo PJSC	8,811,603	415,754
Novatek PJSC GDR(4)	39,308	5,002,240
Novolipetsk Steel PJSC GDR	131,400	2,596,936
PhosAgro PJSC GDR(4)	28,064	430,949
PIK Group PJSC(1)	12,354	58,529
PIK Group PJSC GDR(1)(4)	166,400	833,284
Polymetal International PLC	295,128	3,432,412

Security	Shares	Value

Russia (continued)
QIWI PLC ADR	51,408	$704,804
Rosneft Oil Co. PJSC GDR(4)	613,543	4,068,301
Rosseti PJSC	55,688,187	1,147,910
Rostelecom PJSC	1,333,677	1,858,754
RusHydro PJSC	207,008,080	3,571,658
Sberbank of Russia PJSC	6,345,948	18,172,582
Severstal PJSC GDR(4)	230,664	3,664,024
Sistema PJSC FC	8,496,578	3,372,343
Sollers PJSC(1)	24,262	259,909
Surgutneftegas OJSC ADR	576,704	3,099,469
Surgutneftegas OJSC, PFC Shares	4,601,400	2,638,866
Tatneft PJSC ADR	148,800	6,066,152
TMK PJSC GDR(4)	64,757	347,372
Transneft PJSC, PFC Shares	945	3,226,132
Unipro PJSC	8,737,000	410,971
VimpelCom, Ltd. ADR	410,184	1,735,078
VTB Bank PJSC	2,064,590,000	2,370,941
X5 Retail Group NV GDR(1)(4)	199,309	6,691,832
Yandex NV, Class A(1)	367,800	8,510,892

		$171,422,490

Slovenia — 0.8%
Cinkarna Celje DD	6,272	$1,181,753
Gorenje DD(1)	287,200	1,953,032
KRKA DD	100,252	5,634,348
Luka Koper	94,050	2,681,484
Petrol	9,784	3,437,725
Sava Reinsurance Co.	179,037	2,858,153
Telekom Slovenije DD	27,437	2,397,918
Zavarovalnica Triglav DD	92,989	2,488,777

		$22,633,190

South Africa — 5.8%
AECI, Ltd.	73,130	$558,859
African Bank Investments, Ltd.(1)(2)	1,537,194	0
African Rainbow Minerals, Ltd.	94,900	849,934
Anglo American Platinum, Ltd.(1)	58,680	1,536,255
AngloGold Ashanti, Ltd.(1)	341,930	4,345,190
Aspen Pharmacare Holdings, Ltd.	392,807	8,986,894
Astral Foods, Ltd.	18,500	207,263
Aveng, Ltd.(1)	939,990	509,123
AVI, Ltd.	281,000	1,915,349
Barclays Africa Group, Ltd.	126,562	1,490,574
Barloworld, Ltd.	662,120	5,443,994
Bid Corp., Ltd.	366,496	6,358,641

20	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

South Africa (continued)
Bidvest Group, Ltd. (The)	605,796	$7,134,282
Capitec Bank Holdings, Ltd.	37,400	1,954,499
Clicks Group, Ltd.	167,700	1,518,057
DataTec, Ltd.	160,600	620,956
Discovery, Ltd.	96,631	824,696
Exxaro Resources, Ltd.	118,010	934,558
FirstRand, Ltd.	843,545	3,142,303
Foschini Group, Ltd. (The)	63,545	759,973
Gold Fields, Ltd.	509,300	1,761,134
Grindrod, Ltd.	340,300	357,129
Group Five, Ltd.	81,460	145,717
Growthpoint Properties, Ltd.	1,042,876	2,040,376
Harmony Gold Mining Co., Ltd.	374,410	943,442
Hyprop Investments, Ltd.	92,800	825,508
Impala Platinum Holdings, Ltd.(1)	533,748	2,127,099
Imperial Holdings, Ltd.	78,001	968,436
Investec, Ltd.	182,794	1,292,025
JSE, Ltd.	105,800	1,268,572
Kumba Iron Ore, Ltd.(1)	66,960	1,032,755
Lewis Group, Ltd.	62,700	191,013
Liberty Holdings, Ltd.	107,168	877,769
Life Healthcare Group Holdings, Ltd.	1,510,419	3,762,436
Massmart Holdings, Ltd.	149,614	1,498,102
Mediclinic International PLC	253,849	2,486,969
MMI Holdings, Ltd.	692,950	1,274,834
Mondi, Ltd.	91,130	2,008,848
Mr Price Group, Ltd.	91,080	1,102,570
MTN Group, Ltd.	1,815,795	16,932,010
Murray & Roberts Holdings, Ltd.	915,850	755,816
Nampak, Ltd.	465,438	649,185
Naspers, Ltd., Class N	98,247	15,651,910
Nedbank Group, Ltd.	104,031	1,794,433
Netcare, Ltd.	1,305,994	3,141,159
Northam Platinum, Ltd.(1)	207,738	790,725
Pick’n Pay Stores, Ltd.	371,278	1,886,167
PPC, Ltd.	468,427	237,918
Rand Merchant Investment Holdings, Ltd.	479,034	1,389,159
Redefine Properties, Ltd.	2,311,150	1,914,599
Remgro, Ltd.	167,010	2,796,551
Reunert, Ltd.	407,260	2,074,081
RMB Holdings, Ltd.	388,133	1,872,630
Sanlam, Ltd.	427,873	2,066,993
Sappi, Ltd.(1)	345,500	2,221,499
Sasol, Ltd.	269,000	8,024,799
Shoprite Holdings, Ltd.	352,900	4,684,302
Sibanye Gold, Ltd.	503,600	1,138,610

Security	Shares	Value

South Africa (continued)
SPAR Group, Ltd. (The)	147,000	$2,073,493
Standard Bank Group, Ltd.	298,646	3,193,627
Steinhoff International Holdings NV	787,883	3,790,474
Sun International, Ltd.	30,482	198,725
Telkom SA SOC, Ltd.	309,050	1,693,680
Tiger Brands, Ltd.	142,550	4,302,614
Tongaat Hulett, Ltd.	99,910	993,925
Truworths International, Ltd.	300,800	1,806,284
Vodacom Group, Ltd.	613,500	6,875,269
Wilson Bayly Holmes-Ovcon, Ltd.	106,200	1,153,813
Woolworths Holdings, Ltd.	287,328	1,578,591

		$172,739,175

South Korea — 5.8%
AMOREPACIFIC Corp.	12,580	$3,433,568
AMOREPACIFIC Group	6,000	700,094
Asiana Airlines, Inc.(1)	92,200	331,900
BNK Financial Group, Inc.	68,935	505,941
Celltrion, Inc.(1)	76,365	6,599,244
Cheil Worldwide, Inc.	51,100	815,442
CJ CheilJedang Corp.	6,096	1,861,868
CJ Corp.	3,500	549,568
CJ Korea Express Corp.(1)	4,349	610,802
CJ O Shopping Co., Ltd.	3,130	432,847
Coway Co., Ltd.	14,240	1,070,822
Daelim Industrial Co., Ltd.	8,650	626,488
Daesang Corp.	8,000	173,545
Daewoo Engineering & Construction Co., Ltd.(1)	65,741	293,631
Daewoo Industrial Development Co., Ltd.(1)	3,657	4,091
Daewoo Shipbuilding & Marine Engineering Co., Ltd.(1)(2)	45,532	0
Daewoong Pharmaceutical Co., Ltd.	5,630	331,652
DGB Financial Group Co., Ltd.	65,650	557,567
Dong-A Pharmaceutical Co., Ltd.	2,407	259,973
Dong-A ST Co., Ltd.	4,078	310,623
Dongbu Insurance Co., Ltd.	9,940	506,457
Dongkuk Steel Mill Co., Ltd.(1)	67,733	712,171
Doosan Corp.	6,101	551,788
Doosan Heavy Industries & Construction Co., Ltd.	23,400	554,364
Doosan Infracore Co., Ltd.(1)	34,600	256,988
E-MART, Inc.	10,328	1,808,038
GS Engineering & Construction Corp.(1)	19,935	475,120
GS Holdings Corp.	55,400	2,439,411
Hana Financial Group, Inc.	61,100	1,811,662
Hanjin Kal Corp.	19,283	253,458
Hankook Tire Co., Ltd.	21,623	1,055,185

21	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

South Korea (continued)
Hanmi Pharmaceutical Co., Ltd.	8,257	$2,050,733
Hanmi Science Co., Ltd.	8,300	413,347
Hansol Holdings Co., Ltd.(1)	37,566	199,314
Hansol Paper Co., Ltd.	22,933	403,796
Hanwha Chemical Corp.	47,550	1,068,146
Hanwha Corp.	21,390	649,102
Hanwha Techwin Co., Ltd.	9,095	326,744
Hite-Jinro Co., Ltd.	20,121	360,107
Hyosung Corp.	11,000	1,282,342
Hyundai Department Store Co., Ltd.	7,615	629,960
Hyundai Development Co. Engineering & Construction	15,700	590,745
Hyundai Engineering & Construction Co., Ltd.	29,816	1,067,293
Hyundai Glovis Co., Ltd.	7,670	1,027,070
Hyundai Heavy Industries Co., Ltd.(1)	11,670	1,330,861
Hyundai Marine & Fire Insurance Co., Ltd.	27,100	702,359
Hyundai Merchant Marine Co., Ltd.(1)	9,828	64,514
Hyundai Mipo Dockyard Co., Ltd.(1)	5,275	261,128
Hyundai Mobis Co., Ltd.	16,464	3,425,106
Hyundai Motor Co.	42,300	5,092,422
Hyundai Steel Co.	33,550	1,682,472
Hyundai Wia Corp.	5,400	300,557
Industrial Bank of Korea	66,080	721,815
Kakao Corp.	5,600	374,924
Kangwon Land, Inc.	50,840	1,432,810
KB Financial Group, Inc.	88,779	3,592,472
KB Insurance Co., Ltd.	16,900	358,146
KCC Corp.	2,345	701,068
Kia Motors Corp.	53,420	1,674,326
Korea Electric Power Corp.	221,620	8,116,393
Korea Gas Corp.	39,170	1,564,275
Korea Investment Holdings Co., Ltd.	13,590	545,054
Korea Zinc Co., Ltd.	4,875	2,061,659
Korean Air Lines Co., Ltd.(1)	10,010	227,522
Korean Reinsurance Co.	60,400	564,420
KT Corp.	69,653	1,762,765
KT Corp. ADR(1)	16,800	249,816
KT&G Corp.	51,115	4,427,793
Kumho Petrochemical Co., Ltd.	12,900	914,314
LG Chem, Ltd.	17,344	3,911,004
LG Corp.	29,710	1,515,856
LG Display Co., Ltd.	37,882	999,391
LG Electronics, Inc.	39,320	1,879,102
LG Hausys, Ltd.	2,858	239,985
LG Household & Health Care, Ltd.	5,450	4,121,159
LG International Corp.	20,600	573,225
LG Uplus Corp.	207,920	2,042,276

Security	Shares	Value

South Korea (continued)
Lotte Chemical Corp.	6,079	$1,969,950
LOTTE Fine Chemical Co., Ltd.	18,150	479,358
Lotte Shopping Co., Ltd.	5,065	985,572
LS Corp.	7,030	380,014
LS Industrial Systems Co., Ltd.	9,200	334,639
Medy-Tox, Inc.	3,894	1,388,895
Mirae Asset Daewoo Co., Ltd.	114,190	866,370
Naver Corp.	2,579	1,684,637
NCsoft Corp.	2,450	641,439
NH Investment & Securities Co., Ltd.	42,208	415,473
NHN Entertainment Corp.(1)	4,718	215,173
Nong Shim Co., Ltd.	3,700	1,013,383
OCI Co., Ltd.(1)	11,537	853,301
ORION Corp.	1,600	893,971
POSCO	24,375	5,697,049
Posco Daewoo Corp.	21,675	475,605
S-Oil Corp.	36,885	2,576,162
S1 Corp.	9,450	685,703
Samsung C&T Corp.	17,126	1,858,217
Samsung Card Co., Ltd.	8,160	275,809
Samsung Electro-Mechanics Co., Ltd.	17,390	849,281
Samsung Electronics Co., Ltd.	8,798	14,963,418
Samsung Fire & Marine Insurance Co., Ltd.	9,974	2,310,818
Samsung Heavy Industries Co., Ltd.(1)	67,350	603,218
Samsung Life Insurance Co., Ltd.	20,310	1,940,606
Samsung SDI Co., Ltd.	10,466	1,040,078
Samsung Securities Co., Ltd.	16,440	459,026
Shinhan Financial Group Co., Ltd.	101,140	3,997,282
Shinsegae, Inc.	5,075	768,495
SK Chemicals Co., Ltd.	15,660	800,682
SK Holdings Co., Ltd.	9,084	1,692,568
SK Hynix, Inc.	52,933	2,444,652
SK Innovation Co., Ltd.	61,379	8,315,006
SK Networks Co., Ltd.	64,010	364,589
SK Telecom Co., Ltd.	35,900	6,882,263
ViroMed Co., Ltd.(1)	9,440	848,035
Woori Bank	82,986	936,813
Yuanta Securities Korea Co., Ltd.(1)	78,565	228,778
Yuhan Corp.	6,540	1,059,663
Zyle Daewoo Motor Sales Corp.(1)	5,113	5,940

		$171,595,927

Sri Lanka — 0.7%
Access Engineering PLC	3,199,414	$527,685
Aitken Spence PLC	1,072,547	435,411
Ceylon Tobacco Co. PLC	140,993	761,094

22	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

Sri Lanka (continued)
Chevron Lubricants Lanka PLC	2,003,628	$2,196,886
Commercial Bank of Ceylon PLC	2,055,886	1,980,639
DFCC Bank PLC	293,137	227,818
Dialog Axiata PLC	18,848,970	1,326,758
Hatton National Bank PLC	1,506,539	2,248,722
Hemas Holdings PLC	500,000	335,057
John Keells Holdings PLC	4,765,045	4,434,745
Lanka IOC PLC	1,982,523	396,238
Melstacorp, Ltd.(1)	6,738,108	2,928,055
National Development Bank PLC	744,711	716,712
Nations Trust Bank PLC	376,548	187,610
Sampath Bank PLC	928,788	1,629,607
Teejay Lanka PLC	1,705,074	453,980

		$20,787,017

Taiwan — 6.0%
AcBel Polytech, Inc.	429,000	$323,744
Acer, Inc.	1,042,519	481,417
Advanced Semiconductor Engineering, Inc.	928,135	1,022,799
AirTAC International Group	102,150	850,337
Ambassador Hotel	298,000	223,076
AmTRAN Technology Co., Ltd.	650,067	467,490
Asia Cement Corp.	1,507,356	1,292,179
Asia Optical Co., Inc.(1)	198,907	255,057
Asustek Computer, Inc.	125,325	1,095,330
AU Optronics Corp.	1,011,837	418,978
Capital Securities Corp.	711,928	204,614
Catcher Technology Co., Ltd.	140,183	1,143,296
Cathay Financial Holding Co., Ltd.	2,193,533	3,340,486
Center Laboratories, Inc.(1)	475,956	914,104
Chailease Holding Co., Ltd.	425,224	760,686
Chang Hwa Commercial Bank, Ltd.	1,969,025	1,093,404
Cheng Shin Rubber Industry Co., Ltd.	1,362,672	2,712,811
Chicony Electronics Co., Ltd.	339,285	800,416
China Airlines, Ltd.	2,591,887	778,558
China Development Financial Holding Corp.	3,842,050	982,037
China Life Insurance Co., Ltd.	949,954	929,699
China Motor Corp.	881,315	805,716
China Petrochemical Development Corp.(1)	2,633,564	945,726
China Steel Corp.	6,459,734	5,230,218
Chipbond Technology Corp.	359,000	520,222
Chong Hong Construction Co., Ltd.	184,999	383,794
Chunghwa Telecom Co., Ltd.	2,646,746	8,632,890
Clevo Co.	394,155	347,108
Compal Electronics, Inc.	1,015,345	612,611
Coretronic Corp.	389,702	426,402

Security	Shares	Value

Taiwan (continued)
CTBC Financial Holding Co., Ltd.	4,966,275	$2,828,858
Delta Electronics, Inc.	190,151	1,062,068
Dynapack International Technology Corp.	183,374	215,867
E Ink Holdings, Inc.	545,000	431,103
E.Sun Financial Holding Co., Ltd.	2,482,398	1,466,360
Eclat Textile Co., Ltd.	139,372	1,455,811
Elan Microelectronics Corp.	345,300	378,892
Epistar Corp.(1)	526,472	397,104
EVA Airways Corp.	1,737,249	839,027
Evergreen International Storage & Transport Corp.	868,000	407,573
Evergreen Marine Corp.(1)	2,373,754	981,791
Everlight Electronics Co., Ltd.	406,291	635,602
Far Eastern Department Stores, Ltd.	1,427,995	738,915
Far Eastern New Century Corp.	2,912,695	2,427,542
Far EasTone Telecommunications Co., Ltd.	1,332,084	3,164,976
Faraday Technology Corp.	244,128	251,655
Feng Hsin Steel Co., Ltd.	183,260	280,255
FIH Mobile, Ltd.	1,391,000	446,940
First Financial Holding Co., Ltd.	2,529,988	1,411,851
Formosa Chemicals & Fibre Corp.	1,864,399	5,779,515
Formosa International Hotels Corp.	118,084	625,380
Formosa Petrochemical Corp.	1,005,320	3,434,147
Formosa Plastics Corp.	2,056,896	5,943,251
Formosa Taffeta Co., Ltd.	842,000	810,761
Formosan Rubber Group, Inc.	389,700	197,295
Foxconn Technology Co., Ltd.	288,087	813,083
Fubon Financial Holding Co., Ltd.	2,016,596	3,277,473
Giant Manufacturing Co., Ltd.	262,208	1,723,267
Goldsun Building Materials Co., Ltd.	1,672,928	395,695
Great Wall Enterprise Co., Ltd.	930,888	857,643
Highwealth Construction Corp.	441,669	656,853
Hiwin Technologies Corp.	235,334	1,213,187
Hon Hai Precision Industry Co., Ltd.	1,615,434	4,332,235
Hota Industrial Manufacturing Co., Ltd.	120,658	500,319
Hotai Motor Co., Ltd.	240,000	2,758,025
HTC Corp.(1)	185,535	472,808
Hu Lane Associate, Inc.	181,000	849,894
Hua Nan Financial Holdings Co., Ltd.	2,635,315	1,385,982
Innolux Corp.	2,846,762	1,205,932
Inventec Corp.	960,966	722,740
Kenda Rubber Industrial Co., Ltd.	238,367	365,710
Kinpo Electronics, Inc.	2,159,000	866,648
Kinsus Interconnect Technology Corp.	182,000	419,023
Largan Precision Co., Ltd.	9,795	1,401,040
Lite-On Technology Corp.	240,941	363,929
MediaTek, Inc.	151,462	1,036,923

23	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

Taiwan (continued)
Medigen Biotechnology Corp.(1)	69,000	$157,888
Mega Financial Holding Co., Ltd.	2,860,730	2,132,637
Merida Industry Co., Ltd.	233,657	1,217,258
Nan Kang Rubber Tire Co., Ltd.	1,153,253	1,090,536
Nan Ya Plastics Corp.	2,579,214	6,075,546
Neo Solar Power Corp.(1)	685,542	349,447
Novatek Microelectronics Corp., Ltd.	138,942	492,120
Pegatron Corp.	223,028	537,071
Phison Electronics Corp.	68,363	541,164
Pou Chen Corp.	1,957,819	2,480,627
Powertech Technology, Inc.	224,865	616,338
President Chain Store Corp.	619,664	4,635,128
Quanta Computer, Inc.	317,508	647,349
Radiant Opto-Electronics Corp.	141,264	256,811
Radium Life Tech Co., Ltd.(1)	633,422	192,577
Realtek Semiconductor Corp.	164,002	572,352
Ruentex Development Co., Ltd.(1)	437,306	532,858
Ruentex Industries, Ltd.	701,060	1,300,821
Sanyang Motor Co., Ltd.	1,819,866	1,190,087
ScinoPharm Taiwan, Ltd.	245,523	300,261
Shin Kong Financial Holding Co., Ltd.(1)	3,899,606	1,001,635
Shin Kong Synthetic Fibers Corp.	1,321,483	397,362
Siliconware Precision Industries Co., Ltd.	561,243	854,879
Simplo Technology Co., Ltd.	205,889	615,562
Sino-American Silicon Products, Inc.	268,233	341,979
SinoPac Financial Holdings Co., Ltd.	3,681,591	1,086,182
Solar Applied Materials Technology Corp.(1)	336,245	187,053
St. Shine Optical Co., Ltd.	22,000	415,673
Synnex Technology International Corp.	767,358	800,812
Tainan Spinning Co., Ltd.	941,822	411,990
Taishin Financial Holding Co., Ltd.	3,632,309	1,371,632
Taiwan Business Bank	2,269,804	592,997
Taiwan Cement Corp.	1,909,830	2,165,854
Taiwan Cooperative Financial Holding Co., Ltd.	2,454,649	1,121,698
Taiwan Fertilizer Co., Ltd.	615,000	800,042
Taiwan Glass Industry Corp.(1)	542,564	228,930
Taiwan Mobile Co., Ltd.	1,302,296	4,349,850
Taiwan Semiconductor Manufacturing Co., Ltd.	1,679,465	10,007,698
Taiwan Tea Corp.	395,711	192,617
Tatung Co., Ltd.(1)	2,377,785	1,275,995
Teco Electric & Machinery Co., Ltd.	2,247,000	2,031,056
Tong Yang Industry Co., Ltd.	758,608	1,400,361
TPK Holding Co., Ltd.(1)	155,148	289,716
Tripod Technology Corp.	396,535	966,621
TSRC Corp.	693,063	802,112
TTY Biopharm Co., Ltd.	534,330	1,745,602

Security	Shares	Value

Taiwan (continued)
Tung Ho Steel Enterprise Corp.	991,060	$673,249
U-Ming Marine Transport Corp.	186,000	161,930
Uni-President Enterprises Corp.	4,204,831	7,213,167
Unimicron Technology Corp.	948,000	373,408
United Microelectronics Corp.	2,407,090	874,086
Walsin Lihwa Corp.	2,539,000	987,313
Wan Hai Lines, Ltd.	518,962	288,420
Waterland Financial Holdings	1,147,886	304,839
Wei Chuan Food Corp.(1)	623,000	365,307
Wintek Corp.(1)(2)	1,892,877	0
Wistron Corp.	687,143	586,743
WPG Holdings Co., Ltd.	604,489	723,512
Xxentria Technology Materials Corp.	234,700	569,383
Yageo Corp.	133,593	324,314
Yang Ming Marine Transport(1)	2,468,755	440,872
YFY, Inc.	899,120	312,735
Yieh Phui Enterprise(1)	1,772,943	705,279
Yuanta Financial Holding Co., Ltd.	2,872,629	1,140,631
Yulon Motor Co., Ltd.	1,112,950	979,787

		$178,025,912

Thailand — 3.0%
Advanced Info Service PCL(6)	999,300	$4,513,725
Airports of Thailand PCL(6)	259,400	3,054,890
AP Thailand PCL(6)	2,428,300	510,140
Bangkok Bank PCL(6)	230,600	1,143,381
Bangkok Dusit Medical Services PCL(6)	5,594,000	3,524,514
Bangkok Land PCL(6)	13,071,100	705,496
Banpu PCL(6)	1,627,000	897,239
BEC World PCL(6)	1,752,100	880,906
Berli Jucker PCL(6)	1,146,200	1,628,815
BTS Group Holdings PCL(6)	5,448,200	1,292,397
Bumrungrad Hospital PCL(6)	899,500	4,570,956
Central Pattana PCL(6)	537,000	861,904
Central Plaza Hotel PCL(6)	268,400	284,260
CH. Karnchang PCL(6)	442,520	361,500
Charoen Pokphand Foods PCL(6)	2,051,500	1,660,981
CP ALL PCL(6)	1,792,500	3,078,854
Delta Electronics (Thailand) PCL(6)	1,489,900	3,626,158
Electricity Generating PCL(6)	413,800	2,371,908
Glow Energy PCL(6)	877,300	1,943,204
Hana Microelectronics PCL(6)	1,730,900	2,090,057
Home Product Center PCL(6)	3,521,555	994,801
Indorama Ventures PCL(6)	1,672,600	1,662,674
IRPC PCL(6)	7,649,000	1,129,965
Italian-Thai Development PCL(1)(6)	4,208,006	597,833

24	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

Thailand (continued)
Jasmine International PCL(6)	662,900	$165,711
Kasikornbank PCL(6)	408,800	2,190,440
KCE Electronics PCL(6)	281,300	871,487
Khon Kaen Sugar Industry PCL(6)	4,836,480	927,201
Kiatnakin Bank PCL(6)	359,500	582,222
Krung Thai Bank PCL(6)	1,231,400	664,723
L.P.N. Development PCL(6)	1,255,000	427,849
Land & Houses PCL(6)	2,593,500	714,667
Minor International PCL(6)	2,813,577	2,778,618
Pruksa Holding PCL(6)	518,200	342,916
PTT Exploration & Production PCL(6)	647,498	1,802,726
PTT Global Chemical PCL(6)	1,325,000	2,550,251
PTT PCL(6)	394,400	4,526,930
Quality House PCL(6)	8,192,646	614,406
Ratchaburi Electricity Generating Holding PCL(6)	676,000	979,639
Robinson Department Store PCL(6)	644,300	1,060,470
Samart Corp. PCL(6)	2,188,100	1,025,640
Siam Cement PCL(6)	252,800	3,633,894
Siam City Cement PCL(6)	97,390	777,321
Siam Commercial Bank PCL(6)	535,300	2,296,639
Siam Global House PCL, (The)(6)	1,063,000	558,758
Sino-Thai Engineering & Construction PCL(6)	1,167,057	815,644
Superblock PCL(1)(6)	11,910,000	490,556
Thai Airways International PCL(1)(6)	794,000	484,953
Thai Beverage PCL(6)	4,248,200	2,605,329
Thai Oil PCL(6)	611,100	1,245,552
Thai Union Group PCL(6)	1,460,400	862,736
Thanachart Capital PCL(6)	363,800	490,651
Thoresen Thai Agencies PCL(6)	2,584,565	719,445
TMB Bank PCL(6)	11,654,600	774,894
Total Access Communication PCL(6)	1,130,500	1,260,567
TPI Polene PCL(6)	11,119,000	751,796
True Corp. PCL(6)	14,791,190	2,752,456
TTW PCL(6)	3,598,200	1,092,941

		$87,226,586

Turkey — 3.1%
Akbank TAS(1)	1,842,533	$4,106,997
Akcansa Cimento AS	126,800	476,643
Aksa Akrilik Kimya Sanayii AS	322,613	899,141
Aksa Enerji Uretim AS(1)	600,923	476,259
Albaraka Turk Katilim Bankasi AS	522,467	168,914
Anadolu Efes Biracilik ve Malt Sanayii AS	301,358	1,691,880
Arcelik AS	773,171	4,689,644
Aygaz AS	279,132	943,854
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS(1)	592,900	737,419

Security	Shares	Value

Turkey (continued)
BIM Birlesik Magazalar AS(1)	348,385	$4,973,009
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	69,682	122,774
Cimsa Cimento Sanayi ve Ticaret AS	141,400	665,751
Coca-Cola Icecek AS	102,495	1,050,669
Dogan Sirketler Grubu Holding AS(1)	1,732,915	385,536
Dogus Otomotiv Servis ve Ticaret AS	111,778	264,317
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	440,700	379,753
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	7,857,467	6,399,193
Enka Insaat ve Sanayi AS	1,372,762	2,089,802
Eregli Demir ve Celik Fabrikalari TAS	4,567,951	7,038,780
Ford Otomotiv Sanayi AS	208,281	1,927,638
Gubre Fabrikalari TAS	239,300	308,332
Haci Omer Sabanci Holding AS	1,240,418	3,284,412
Is Gayrimenkul Yatirim Ortakligi AS	1,491,579	612,855
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	2,655,090	873,404
KOC Holding AS	894,792	3,604,492
Koza Altin Isletmeleri AS(1)	152,600	717,427
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	780,100	423,616
Migros Ticaret AS(1)	75,000	366,899
Net Holding AS(1)	325,363	237,233
Pegasus Hava Tasimaciligi AS(1)	36,600	153,746
Petkim Petrokimya Holding AS	2,183,491	2,436,509
Sekerbank TAS(1)	765,199	241,537
TAV Havalimanlari Holding AS	201,088	827,616
Tekfen Holding AS	209,373	418,159
Tofas Turk Otomobil Fabrikasi AS	340,613	2,352,104
Trakya Cam Sanayii AS	271,889	223,048
Tupras-Turkiye Petrol Rafinerileri AS	457,650	9,949,110
Turk Hava Yollari AO(1)	774,945	1,137,919
Turk Sise ve Cam Fabrikalari AS	1,002,513	1,074,503
Turk Telekomunikasyon AS	1,565,695	2,338,329
Turkcell Iletisim Hizmetleri AS(1)	2,594,573	7,803,597
Turkiye Garanti Bankasi AS	2,256,182	4,983,595
Turkiye Halk Bankasi AS	624,600	1,861,431
Turkiye Is Bankasi, Class B	1,346,812	2,128,868
Turkiye Sinai Kalkinma Bankasi AS	751,658	286,963
Turkiye Vakiflar Bankasi TAO, Class D	982,100	1,280,293
Ulker Biskuvi Sanayi AS	269,059	1,298,676
Vestel Elektronik Sanayi ve Ticaret AS(1)	368,100	634,333
Yapi ve Kredi Bankasi AS(1)	648,885	659,230
Yazicilar Holding AS	158,584	624,070
Zorlu Enerji Elektrik Uretim AS(1)	692,954	213,189

		$92,843,468

25	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

United Arab Emirates — 1.4%
Abu Dhabi Commercial Bank PJSC	1,558,421	$3,040,986
Abu Dhabi National Hotels	232,683	186,570
Agthia Group PJSC	1,013,903	1,872,929
Air Arabia PJSC	6,129,835	2,303,636
Ajman Bank PJSC(1)	797,123	316,352
Al Waha Capital PJSC	1,587,889	989,913
Aldar Properties PJSC	4,132,498	2,878,040
Arabtec Holding PJSC(1)	6,821,504	2,506,140
Dana Gas PJSC(1)	5,241,906	771,886
DP World, Ltd.	336,282	6,355,227
Dubai Financial Market PJSC	1,928,561	676,900
Dubai Investments PJSC	1,767,836	1,187,794
Dubai Islamic Bank PJSC	982,741	1,591,465
DXB Entertainments PJSC(1)	4,892,600	1,595,561
Emaar Properties PJSC	2,668,666	5,393,014
Emirates Telecommunications Group Co. PJSC	426,800	2,080,561
First Gulf Bank PJSC	777,242	2,737,256
National Bank of Abu Dhabi PJSC	1,063,500	3,001,444
National Bank of Ras Al-Khaimah PSC (The)	62,608	82,648
National Central Cooling Co. (Tabreed)	828,054	419,132
RAK Properties PJSC	2,150,800	462,744
Ras Al Khaimah Ceramics	351,660	229,241
Union National Bank PJSC	1,310,400	1,570,521

		$42,249,960

Vietnam — 0.7%
Bank for Foreign Trade of Vietnam JSC	2,101,215	$3,653,919
Bao Viet Holdings	307,150	829,678
Development Investment Construction Corp.(1)	322,120	110,299
FPT Corp.	142,044	283,359
HAGL JSC(1)	1,155,511	286,148
Hoa Phat Group JSC	1,486,932	2,780,100
KIDO Group Corp.	633,520	1,033,810
Kinh Bac City Development Share Holding Corp.(1)	328,860	198,333
Masan Group Corp.(1)	408,780	744,707
PetroVietnam Construction JSC(1)	919,725	89,480
PetroVietnam Drilling & Well Services JSC(1)	813,305	742,846
PetroVietnam Fertilizer & Chemical JSC	880,500	940,066
PetroVietnam Gas JSC	166,550	437,244
PetroVietnam Technical Services Corp.	1,236,400	960,966
Pha Lai Thermal Power JSC	483,390	365,250
Phu Nhuan Jewelry JSC	235,560	718,929
Refrigeration Electrical Engineering Corp.	186,753	212,218
Saigon Securities, Inc.	198,000	176,717
Tan Tao Investment & Industry JSC(1)	1,554,838	268,103
Vietnam Dairy Products JSC	335,228	1,912,328

Security	Shares	Value

Vietnam (continued)
Vietnam Joint Stock Commercial Bank for Industry and Trade	1,810,143	$1,485,017
Vingroup JSC(1)	1,902,229	3,538,408

		$21,767,925

Total Common Stocks (identified cost $2,906,518,958)		$2,909,070,537

Equity-Linked Securities(3)(7) — 0.9%

Security	Maturity Date	Shares	Value

Saudi Arabia — 0.9%
Abdullah Al Othaim Markets	7/31/17	36,000	$980,282
Al Abdullatif Industrial Investment Co.	4/30/18	64,200	264,902
Al Rajhi Bank	1/22/18	149,493	2,655,668
Al Tayyar	3/5/18	70,167	691,296
Alinma Bank	1/22/18	250,600	1,007,287
Almarai Co.	7/31/17	79,199	1,470,286
Arab National Bank	5/12/17	70,000	383,085
Bank Albilad	3/5/18	124,748	652,769
Banque Saudi Fransi	1/22/18	100,840	682,939
Dar Al Arkan Real Estate Development	7/20/18	185,500	297,996
Etihad Etisalat Co.	11/20/17	134,038	783,579
Fawaz Abdulaziz Alhokair Co.	3/20/17	60,000	507,939
Jarir Marketing Co.	1/22/18	25,425	855,024
Mobile Telecommunications Co.	4/30/18	123,207	294,840
National Industrialization Co.	8/26/19	156,903	668,320
Rabigh Refining and Petrochemicals Co.	7/24/17	92,400	295,024
Riyad Bank	11/20/17	161,200	473,872
Sahara Petrochemical Co.	9/14/18	122,800	513,243
Samba Financial Group	6/29/17	182,240	1,087,235
Saudi Airlines Catering Co.	5/28/18	5,500	133,267
Saudi Arabian Amiantit Co.	4/30/18	106,500	209,422
Saudi Arabian Fertilizer Co.	7/31/17	35,791	690,684
Saudi Arabian Mining Co.	4/30/18	54,900	625,786
Saudi Basic Industries Corp.	1/22/18	107,696	2,745,920
Saudi British Bank	1/22/18	93,450	566,237
Saudi Cable Co.	7/20/18	97,900	150,095
Saudi Cement Co.	7/20/18	25,900	432,478
Saudi Chemical Co.	4/23/18	25,900	254,479
Saudi Electricity Co.	1/22/18	268,400	1,586,942
Saudi Industrial Investment Group	10/9/17	95,000	480,643
Saudi International Petrochemicals Co.	1/22/18	40,200	204,190
Saudi Kayan Petrochemical Co.	1/22/18	247,500	559,276

26	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2017

Portfolio of Investments — continued

Security	Maturity Date	Shares	Value

Saudi Arabia (continued)
Saudi Telecom Co.	4/23/18	98,200	$1,751,024
Savola AB	2/6/17	115,300	1,163,625
Yanbu National Petrochemical Co.	7/31/17	51,400	806,882

Total Equity-Linked Securities (identified cost $33,713,935)			$26,926,536

Rights(1) — 0.0%(5)

Security	Shares	Value

Korean Air Lines Co., Ltd., Exp. 3/7/17	2,382	$11,376
Samsung Securities Co., Ltd., Exp. 3/8/17	2,213	11,616
TPI Polene PCL	117,197	0
Zorlu Enerji Elektrik Uretim AS, Exp. 2/13/17	692,954	46,832

Total Rights (identified cost $94,062)		$69,824

Short-Term Investments — 0.9%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 2/1/17	$25,481	$25,481,348

Total Short-Term Investments (identified cost $25,481,348)		$25,481,348

Total Investments — 100.2% (identified cost $2,965,808,303)		$2,961,548,245

Other Assets, Less Liabilities — (0.2)%		$(6,996,040)

Net Assets — 100.0%		$2,954,552,205

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2017, the aggregate value of these securities is $33,318,139 or 1.1% of the Fund’s net assets.

(4)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the

United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2017, the aggregate value of these securities is $53,787,117 or 1.8% of the Fund’s net assets.

(5)	Amount is less than 0.05%.

(6)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(7)

Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	10.4%	$305,808,598
Hong Kong Dollar	9.0	265,547,416
Brazilian Real	6.1	181,167,111
New Taiwan Dollar	6.0	177,578,972
Indian Rupee	6.0	177,504,648
South Korean Won	5.8	171,369,103
South African Rand	5.7	168,948,701
Mexican Peso	4.8	143,016,493
Polish Zloty	3.2	94,375,204
New Turkish Lira	3.1	92,890,300
Philippine Peso	2.9	87,033,059
Chilean Peso	2.9	86,289,444
Malaysian Ringgit	2.9	85,033,115
Thai Baht	2.9	84,621,257
Indonesian Rupiah	2.8	82,328,224
Euro	2.4	71,645,136
Kuwaiti Dinar	2.4	69,841,925
Russian Ruble	2.3	68,190,597
United Arab Emirates Dirham	1.6	46,246,938
Pakistani Rupee	1.5	43,945,512
Qatari Riyal	1.4	41,741,213
Colombian Peso	1.4	39,695,272
Egyptian Pound	1.2	36,340,483
Other currency, less than 1% each	11.5	340,389,524

Total Investments	100.2%	$2,961,548,245

27	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2017

Portfolio of Investments — continued

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	18.7%	$553,397,388
Materials	13.2	389,487,764
Industrials	10.0	295,303,440
Consumer Staples	10.0	294,252,391
Telecommunication Services	9.6	283,390,698
Consumer Discretionary	9.1	270,562,588
Energy	8.8	261,613,853
Utilities	6.7	198,600,927
Information Technology	5.8	171,331,478
Health Care	4.7	138,385,460
Real Estate	2.7	79,740,910
Short-Term Investments	0.9	25,481,348

Total Investments	100.2%	$2,961,548,245

Abbreviations:

ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
PCL	–	Public Company Ltd.
PDR	–	Philippine Deposit Receipt
PFC Shares	–	Preference Shares

28	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2017

Statement of Assets and Liabilities

Assets	January 31, 2017
Investments, at value (identified cost, $2,965,808,303)	$2,961,548,245
Cash	11,443
Foreign currency, at value (identified cost, $4,680,881)	4,726,528
Dividends and interest receivable	2,690,917
Receivable for Fund shares sold	5,341,097
Tax reclaims receivable	404,634
Total assets	$2,974,722,864

Liabilities
Payable for Fund shares redeemed	$15,165,242
Payable to affiliates:
Investment adviser fee	1,933,429
Administration fee	367,628
Distribution and service fees	116,793
Accrued foreign capital gains taxes	1,508,352
Accrued expenses	1,079,215
Total liabilities	$20,170,659
Net Assets	$2,954,552,205

Sources of Net Assets
Paid-in capital	$3,315,662,544
Accumulated net realized loss	(368,098,007)
Accumulated undistributed net investment income	12,757,519
Net unrealized depreciation	(5,769,851)
Total	$2,954,552,205

Investor Class Shares
Net Assets	$520,938,757
Shares Outstanding	39,040,208
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.34

Class C Shares
Net Assets	$9,209,163
Shares Outstanding	702,117
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$13.12

Institutional Class Shares
Net Assets	$1,884,610,029
Shares Outstanding	140,657,338
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.40

Class R6 Shares
Net Assets	$539,794,256
Shares Outstanding	40,289,953
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.40

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

29	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2017

Statement of Operations

Investment Income	Year Ended January 31, 2017
Dividends (net of foreign taxes, $10,561,867)	$88,947,334
Interest	1,076
Total investment income	$88,948,410

Expenses
Investment adviser fee	$24,733,631
Administration fee	4,721,726
Distribution and service fees
Investor Class	1,362,131
Class C	97,545
Trustees’ fees and expenses	84,750
Custodian fee	3,577,349
Transfer and dividend disbursing agent fees	1,474,132
Legal and accounting services	160,960
Printing and postage	187,448
Registration fees	123,737
Miscellaneous	275,363
Total expenses	$36,798,772

Net investment income	$52,149,638

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $84,511)	$(253,667,405)
Foreign currency transactions	(1,541,857)
Net realized loss	$(255,209,262)
Change in unrealized appreciation (depreciation) —
Investments (including net increase in accrued foreign capital gains taxes of $813,617)	$856,281,749
Foreign currency	295,335
Net change in unrealized appreciation (depreciation)	$856,577,084

Net realized and unrealized gain	$601,367,822

Net increase in net assets from operations	$653,517,460

30	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2017

Statements of Changes in Net Assets

	Year Ended January 31,
Increase (Decrease) in Net Assets	2017	2016
From operations —
Net investment income	$52,149,638	$66,995,643
Net realized loss from investment and foreign currency transactions	(255,209,262)	(105,177,330)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	856,577,084	(727,699,829)
Net increase (decrease) in net assets from operations	$653,517,460	$(765,881,516)
Distributions to shareholders —
From net investment income
Investor Class	$(8,417,254)	$(774,640)
Class C	(115,100)	(3,739)
Institutional Class	(35,968,674)	(5,208,750)
Class R6	(11,003,612)	(1,628,400)
From net realized gain
Investor Class	—	(8,843,802)
Class C	—	(190,277)
Institutional Class	—	(39,758,650)
Class R6	—	(8,307,331)
Total distributions to shareholders	$(55,504,640)	$(64,715,589)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Investor Class	$76,598,630	$349,528,848
Class C	294,195	558,417
Institutional Class	774,512,603	866,216,524
Class R6	108,524,243	127,497,925
Net asset value of shares issued to shareholders in payment of distributions declared
Investor Class	8,258,320	9,380,760
Class C	103,527	162,399
Institutional Class	27,838,794	35,978,317
Class R6	10,270,177	9,527,391
Cost of shares redeemed
Investor Class	(196,693,620)	(288,580,164)
Class C	(2,628,575)	(4,238,349)
Institutional Class	(1,096,484,364)	(1,779,172,350)
Class R6	(249,220,033)	(37,422,332)
Net decrease in net assets from Fund share transactions	$(538,626,103)	$(710,562,614)

Net increase (decrease) in net assets	$59,386,717	$(1,541,159,719)

Net Assets
At beginning of year	$2,895,165,488	$4,436,325,207
At end of year	$2,954,552,205	$2,895,165,488

Accumulated undistributed net investment income included in net assets
At end of year	$12,757,519	$28,629,692

31	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2017

Financial Highlights

	Investor Class
	Year Ended January 31,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$10.990	$13.850	$14.070	$15.260	$13.940

Income (Loss) From Operations
Net investment income(1)	$0.179	$0.185	$0.204	$0.201	$0.173
Net realized and unrealized gain (loss)	2.364	(2.851)	(0.166)	(1.204)	1.339

Total income (loss) from operations	$2.543	$(2.666)	$0.038	$(1.003)	$1.512

Less Distributions
From net investment income	$(0.193)	$(0.016)	$(0.180)	$(0.187)	$(0.181)
From net realized gain	—	(0.178)	(0.078)	—	—
Tax return of capital	—	—	—	—	(0.011)

Total distributions	$(0.193)	$(0.194)	$(0.258)	$(0.187)	$(0.192)

Net asset value — End of year	$13.340	$10.990	$13.850	$14.070	$15.260

Total Return(2)	23.32%	(19.59)%	0.25%	(6.62)%	10.89%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$520,939	$527,198	$599,094	$755,768	$738,776
Ratios (as a percentage of average daily net assets):
Expenses(3)	1.38%	1.37%	1.36%	1.38%	1.42%
Net investment income	1.44%	1.43%	1.34%	1.36%	1.22%
Portfolio Turnover	6%	8%	9%	7%	3%

(1)	Computed using average shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if applicable, which were eliminated effective March 1, 2013.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

32	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2017

Financial Highlights — continued

	Class C
	Year Ended January 31,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$10.840	$13.760	$13.960	$15.130	$13.820

Income (Loss) From Operations
Net investment income(1)	$0.083	$0.096	$0.094	$0.091	$0.095
Net realized and unrealized gain (loss)	2.340	(2.834)	(0.163)	(1.188)	1.294

Total income (loss) from operations	$2.423	$(2.738)	$(0.069)	$(1.097)	$1.389

Less Distributions
From net investment income	$(0.143)	$(0.004)	$(0.053)	$(0.073)	$(0.075)
From net realized gain	—	(0.178)	(0.078)	—	—
Tax return of capital	—	—	—	—	(0.004)

Total distributions	$(0.143)	$(0.182)	$(0.131)	$(0.073)	$(0.079)

Net asset value — End of year	$13.120	$10.840	$13.760	$13.960	$15.130

Total Return(2)	22.50%	(20.23)%	(0.51)%	(7.27)%	10.07%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$9,209	$9,573	$15,996	$19,779	$23,348
Ratios (as a percentage of average daily net assets):
Expenses(3)	2.13%	2.12%	2.11%	2.13%	2.16%
Net investment income	0.68%	0.74%	0.63%	0.63%	0.68%
Portfolio Turnover	6%	8%	9%	7%	3%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

33	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2017

Financial Highlights — continued

	Institutional Class
	Year Ended January 31,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$11.040	$13.890	$14.110	$15.310	$13.970

Income (Loss) From Operations
Net investment income(1)	$0.212	$0.233	$0.243	$0.224	$0.222
Net realized and unrealized gain (loss)	2.375	(2.880)	(0.162)	(1.197)	1.339

Total income (loss) from operations	$2.587	$(2.647)	$0.081	$(0.973)	$1.561

Less Distributions
From net investment income	$(0.227)	$(0.025)	$(0.223)	$(0.227)	$(0.209)
From net realized gain	—	(0.178)	(0.078)	—	—
Tax return of capital	—	—	—	—	(0.012)

Total distributions	$(0.227)	$(0.203)	$(0.301)	$(0.227)	$(0.221)

Net asset value — End of year	$13.400	$11.040	$13.890	$14.110	$15.310

Total Return(2)	23.64%	(19.40)%	0.55%	(6.42)%	11.22%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,884,610	$1,803,056	$3,227,614	$3,392,890	$2,739,147
Ratios (as a percentage of average daily net assets):
Expenses(3)	1.13%	1.12%	1.11%	1.13%	1.16%
Net investment income	1.68%	1.77%	1.59%	1.52%	1.56%
Portfolio Turnover	6%	8%	9%	7%	3%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

34	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2017

Financial Highlights — continued

	Class R6
	Year Ended January 31,		Period Ended January 31, 2015(1)
	2017	2016
Net asset value — Beginning of period	$11.040	$13.890	$16.010

Income (Loss) From Operations
Net investment income(2)	$0.225	$0.223	$0.027
Net realized and unrealized gain (loss)	2.370	(2.861)	(1.842)

Total income (loss) from operations	$2.595	$(2.638)	$(1.815)

Less Distributions
From net investment income	$(0.235)	$(0.034)	$(0.227)
From net realized gain	—	(0.178)	(0.078)

Total distributions	$(0.235)	$(0.212)	$(0.305)

Net asset value — End of period	$13.400	$11.040	$13.890

Total Return(3)	23.71%	(19.34)%	(11.36	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$539,794	$555,338	$593,622
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.08%	1.07%	1.07	%(6)
Net investment income	1.79%	1.72%	0.31	%(6)
Portfolio Turnover	6%	8%	9	%(7)

(1)	For the period from the commencement of operations, July 1, 2014, to January 31, 2015.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	For the Fund’s year ended January 31, 2015.

35	See Notes to Financial Statements.

Parametric Emerging Markets Fund

January 31, 2017

Notes to Financial Statements

1  Significant Accounting Policies

Parametric Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers four classes of shares. Investor Class, Institutional Class and Class R6 shares are sold at net asset value and are not subject to a sales charge. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective March 1, 2013, Class C shares of the Fund are no longer available for purchase, except by existing shareholders (including shares acquired through the reinvestment of dividends and distributions) or qualified retirement plans. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Equity-linked securities are generally valued based on the value of the underlying equity security or instrument.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

36

Parametric Emerging Markets Fund

January 31, 2017

Notes to Financial Statements — continued

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of January 31, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Equity-Linked Securities — Equity-linked securities are primarily used as an alternative means to more efficiently and effectively access the securities markets of emerging market countries and may also be known as participation notes, equity swaps, and zero strike calls and warrants. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or a single stock. The Fund deposits an amount of cash with its custodian (or broker, if legally permitted) in an amount near or equal to the selling price of the underlying security in exchange for an equity-linked security. Upon sale, the Fund receives cash from the broker or custodian equal to the current value of the underlying security, less transactional costs. Aside from market risk of the underlying security, there is the risk that the issuer of an equity-linked security may default on its obligation under the security. In addition, the Fund may be unable to close out such a transaction with the other party or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. Income received on equity-linked securities is recorded as dividend income.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

37

Parametric Emerging Markets Fund

January 31, 2017

Notes to Financial Statements — continued

The tax character of distributions declared for the years ended January 31, 2017 and January 31, 2016 was as follows:

	Year Ended January 31,
	2017	2016

Distributions declared from:
Ordinary income	$55,504,640	$10,291,732
Long-term capital gains	$—	$54,423,857

During the year ended January 31, 2017, accumulated net realized loss was increased by $2,275,836, accumulated undistributed net investment income was decreased by $12,517,171 and paid-in capital was increased by $14,793,007 due to the Fund’s use of equalization accounting and differences between book and tax accounting, primarily for foreign currency gain (loss), foreign capital gains taxes and investments in passive foreign investment companies (PFICs). Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of January 31, 2017, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$30,678,297
Deferred capital losses	$(363,180,969)
Net unrealized depreciation	$(28,607,667)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and investments in PFICs.

At January 31, 2017, the Fund, for federal income tax purposes, had deferred capital losses of $363,180,969 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2017, $8,080,574 are short-term and $355,100,395 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,988,646,119

Gross unrealized appreciation	$607,482,809
Gross unrealized depreciation	(634,580,683)

Net unrealized depreciation	$(27,097,874)

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Fund and EVM, the fee is computed at an annual rate of 0.85% of the Fund’s average daily net assets up to $500 million, 0.80% on net assets of $500 million but less than $1 billion, 0.775% on net assets of $1 billion but less than $2.5 billion, 0.75% on net assets of $2.5 billion but less than $5 billion, 0.73% on net assets of $5 billion but less than $7.5 billion and 0.71% on net assets of $7.5 billion and over, and is payable monthly. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by the vote of a majority of shareholders. For the year ended January 31, 2017, the investment adviser fee amounted to $24,733,631 or 0.79% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the year ended January 31, 2017, the administration fee amounted to $4,721,726.

38

Parametric Emerging Markets Fund

January 31, 2017

Notes to Financial Statements — continued

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended January 31, 2017, EVM earned $38,935 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Investor Class and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended January 31, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended January 31, 2017 amounted to $1,362,131 for Investor Class shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended January 31, 2017, the Fund paid or accrued to EVD $73,159 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended January 31, 2017 amounted to $24,386 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended January 31, 2017, the Fund was informed that EVD received approximately $300 of CDSCs paid by Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $197,003,139 and $721,933,254, respectively, for the year ended January 31, 2017.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended January 31,
Investor Class	2017	2016

Sales	6,129,611	26,531,746
Issued to shareholders electing to receive payments of distributions in Fund shares	681,959	644,726
Redemptions	(15,731,257)	(22,460,520)

Net increase (decrease)	(8,919,687)	4,715,952

39

Parametric Emerging Markets Fund

January 31, 2017

Notes to Financial Statements — continued

	Year Ended January 31,
Class C	2017	2016

Sales	23,292	45,005
Issued to shareholders electing to receive payments of distributions in Fund shares	8,751	11,254
Redemptions	(212,691)	(335,903)

Net decrease	(180,648)	(279,644)

	Year Ended January 31,
Institutional Class	2017	2016

Sales	61,768,701	68,303,104
Issued to shareholders electing to receive payments of distributions in Fund shares	2,281,417	2,480,975
Redemptions	(86,735,012)	(139,867,250)

Net decrease	(22,684,894)	(69,083,171)

	Year Ended January 31,
Class R6	2017	2016

Sales	8,646,801	9,782,930
Issued to shareholders electing to receive payments of distributions in Fund shares	839,911	664,249
Redemptions	(19,506,411)	(2,867,760)

Net increase (decrease)	(10,019,699)	7,579,419

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended January 31, 2017.

9  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

40

Parametric Emerging Markets Fund

January 31, 2017

Notes to Financial Statements — continued

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks
Asia/Pacific	$24,742,855	$1,285,496,238		$1,099,717	$1,311,338,810
Emerging Europe	19,527,103	504,027,993		0	523,555,096
Latin America	563,981,073	—		—	563,981,073
Middle East/Africa	797,996	509,397,562		0	510,195,558

Total Common Stocks	$609,049,027	$2,298,921,793	**	$1,099,717	$2,909,070,537

Equity-Linked Securities — Saudi Arabia	$—	$26,926,536		$—	$26,926,536
Rights	69,824	—		—	69,824
Short-Term Investments	—	25,481,348		—	25,481,348

Total Investments	$609,118,851	$2,351,329,677		$1,099,717	$2,961,548,245

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended January 31, 2017 is not presented. At January 31, 2017, the value of investments transferred between Level 1 and Level 2 during the year then ended was not significant.

41

Parametric Emerging Markets Fund

January 31, 2017

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Parametric Emerging Markets Fund:

We have audited the accompanying statement of assets and liabilities of Parametric Emerging Markets Fund (the “Fund”) (one of the funds constituting Eaton Vance Mutual Funds Trust), including the portfolio of investments, as of January 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2017, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Parametric Emerging Markets Fund as of January 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 21, 2017

42

Parametric Emerging Markets Fund

January 31, 2017

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2018 will show the tax status of all distributions paid to your account in calendar year 2017. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the foreign tax credit.

Qualified Dividend Income.  For the fiscal year ended January 31, 2017, the Fund designates approximately $58,144,523, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Foreign Tax Credit.  For the fiscal year ended January 31, 2017, the Fund paid foreign taxes of $10,644,373 and recognized foreign source income of $99,495,191.

43

Parametric Emerging Markets Fund

January 31, 2017

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVMI” refers to Eaton Vance Management (International) Limited and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. EVMI is an indirect, wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 177 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD and EVMI. Trustee and/or officer of 177 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVMI, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., LLC (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand LLP (now PricewaterhouseCoopers) (a registered public accounting firm) (1987-1997). Mr. Eston has apprised the Board of Trustees that he intends to retire as a Trustee of all Eaton Vance funds effective September 30, 2017.

Directorships in the Last Five Years.(2) None.

Mark R. Fetting(3) 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Consultant, Bain and Company (management consulting firm) (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

44

Parametric Emerging Markets Fund

January 31, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Trustee	2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (financial services cooperative) (2002-2006). Consistent with the Trustee retirement policy, Mr. Verni is currently expected to retire as a Trustee of all Eaton Vance funds effective July 1, 2017.

Directorships in the Last Five Years.(2) None.

Scott E. Wennerholm(3) 1959	Trustee	2016

Consultant at GF Parish Group (executive recruiting firm). Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

45

Parametric Emerging Markets Fund

January 31, 2017

Management and Organization — continued

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-260-0761.

46

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

47

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

2774    1.31.17

Parametric International Equity Fund

Annual Report

January 31, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Annual Report January 31, 2017

Parametric International Equity Fund

Table of Contents

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	34

Federal Tax Information	35

Management and Organization	36

Important Notices	39

Parametric International Equity Fund

January 31, 2017

Management’s Discussion of Fund Performance1

Economic and Market Conditions

Developed international equity markets were a mixed story for the 12-month period ended January 31, 2017, with markets changing direction numerous times as investor sentiment swung from positive to negative and back again. All told, the MSCI EAFE Index (the Index)2 of developed-market international equities rose 12.03% for the 12-month period.

The mood was pessimistic in early 2016, as investors’ concerns about a slowing global economy and collapsing commodity prices pushed global stock markets into correction territory. Beginning in mid-February, stocks reversed direction again, rallying on news of increased stimulus by central banks, a dovish Federal Reserve Board announcement, and a commodity turnaround which buoyed stock prices through March 2016. Subsequently, international stocks exhibited dispersion, with European equities dropping on mounting concerns around the Brexit vote, while Japanese stocks enjoyed a further rally on the back of an appreciation of the yen versus the dollar.

After an initial two-day drop in the wake of the Brexit vote, Europe bounced back strongly in early summer, while Japan benefited from increased political stability and hopes of further central bank stimulus. The next three months saw incremental gains, partially based on improving economic data in the U.K. and the announcement of a new government stimulus package in Japan.

However, the tide turned after the U.S. elections in November 2016, as many initially worried that a Trump administration could result in global trade restrictions. These worries rapidly gave way to investor optimism around the perceived benefits of a Trump administration on the global economy, causing a relatively strong rally in developed international equities for the last two months of the time period.

Fund Performance

For the 12-month period ended January 31, 2017, Parametric International Equity Fund (the Fund) had a total return of 9.55% for Investor Class shares at net asset value (NAV), underperforming the Fund’s benchmark, the MSCI EAFE Index (the Index), which had a total return of 12.03% for the same period.

Factors detracting from the Fund’s performance relative to the Index included the Fund’s underweight to Japan, which rose on increasing signs of success of Prime Minister Abe’s economic policies. Another material detractor was the sector diversification process within France, which resulted in an overweight to the utilities and telecommunication sectors. These defensive sectors lagged the broader French market in the market rally which ended the year. Finally, in the U.K., the Fund’s emphasis on lower-beta6 stocks further detracted from relative Fund performance.

Factors benefiting the Fund’s performance relative to the Index include the Fund’s sector diversification7 within Switzerland. This was partially due to the resulting overweight to the consumer discretionary sector, which rose on a rally in Swiss watchmakers. The Fund further benefited from the sector diversification process within Italy, as this resulted in an overweight to Italian information technology companies, which experienced strong performance over the time period. In addition, the sector diversification process within Denmark also helped relative performance, as this resulted in an underweight to the pharmaceutical industry, which fell on declining earnings and increased pricing pressure.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric International Equity Fund

January 31, 2017

Performance2,3

Portfolio Managers Thomas Seto, Timothy W. Atwill, Ph.D., CFA and Paul Bouchey, CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Investor Class at NAV	04/01/2010	04/01/2010	9.55%	6.20%	4.71%
Institutional Class at NAV	04/01/2010	04/01/2010	9.78	6.47	4.99
Class R at NAV	08/10/2015	04/01/2010	9.22	6.12	4.66
Class R6 at NAV	08/10/2015	04/01/2010	9.79	6.47	4.99
MSCI EAFE Index	—	—	12.03%	6.03%	4.20%

% Total Annual Operating Expense Ratios[4]		Investor Class	Institutional Class	Class R	Class R6
Gross		0.95%	0.70%	1.20%	0.67%
Net		0.75	0.50	1.00	0.47

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Investor Class of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Institutional Class	$50,000	04/01/2010	$69,755	N.A.
Class R	$10,000	04/01/2010	$13,655	N.A.
Class R6	$1,000,000	04/01/2010	$1,395,650	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Parametric International Equity Fund

January 31, 2017

Fund Profile

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Nestle SA	1.0%

Compagnie Financiere Richemont SA, Class A	0.8

Vodafone Group PLC	0.8

National Grid PLC	0.8

Air Liquide SA	0.7

Deutsche Telekom AG	0.7

Total SA	0.7

Royal Dutch Shell PLC, Class A	0.7

GlaxoSmithKline PLC	0.6

KDDI Corp.	0.6

Total	7.4%

Geographic Allocation (% of common stocks)

See Endnotes and Additional Disclosures in this report.

4

Parametric International Equity Fund

January 31, 2017

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R is linked to Investor Class and the performance of Class R6 is linked to Institutional Class. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[4]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 5/31/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Excludes cash and cash equivalents.

[6]	Beta measures the volatility of a fund relative to the overall market.

[7]	Diversification cannot ensure a profit or eliminate the risk of loss.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective November 1, 2016, the annual rate for the investment adviser and administration fee was reduced from 0.65% to 0.40% pursuant to a fee reduction agreement.

5

Parametric International Equity Fund

January 31, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2016 – January 31, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period* (8/1/16 – 1/31/17)		Annualized Expense Ratio

Actual
Investor Class	$1,000.00	$1,007.10	$4.04	**	0.80%
Institutional Class	$1,000.00	$1,008.30	$2.83	**	0.56%
Class R	$1,000.00	$1,006.40	$5.25	**	1.04%
Class R6	$1,000.00	$1,008.50	$2.73	**	0.54%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,021.10	$4.06	**	0.80%
Institutional Class	$1,000.00	$1,022.30	$2.85	**	0.56%
Class R	$1,000.00	$1,019.90	$5.28	**	1.04%
Class R6	$1,000.00	$1,022.40	$2.75	**	0.54%

Effective November 1, 2016, the contractual expense caps of the Fund changed. If these changes had been in place during the entire reporting period, the actual and hypothetical ending account values, expenses paid and annualized expense ratios would have been as follows:

	Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period* (8/1/16 – 1/31/17)		Annualized Expense Ratio

Actual
Investor Class	$1,000.00	$1,007.10	$3.78	**	0.75%
Institutional Class	$1,000.00	$1,008.30	$2.52	**	0.50%
Class R	$1,000.00	$1,006.40	$5.04	**	1.00%
Class R6	$1,000.00	$1,008.50	$2.37	**	0.47%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,021.40	$3.81	**	0.75%
Institutional Class	$1,000.00	$1,022.60	$2.54	**	0.50%
Class R	$1,000.00	$1,020.10	$5.08	**	1.00%
Class R6	$1,000.00	$1,022.80	$2.39	**	0.47%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2016.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

6

Parametric International Equity Fund

January 31, 2017

Portfolio of Investments

Common Stocks — 99.2%

Security	Shares	Value

Australia — 7.8%
Adelaide Brighton, Ltd.	13,200	$51,290
AGL Energy, Ltd.	42,135	722,514
Altium, Ltd.	14,858	91,055
Alumina, Ltd.	55,500	81,777
Amaysim Australia, Ltd.	39,471	61,122
Amcor, Ltd.	10,892	118,222
AMP, Ltd.	25,015	94,946
Ansell, Ltd.	6,904	124,441
ARB Corp., Ltd.	2,740	33,703
Ardent Leisure Group	26,840	42,808
Aristocrat Leisure, Ltd.	13,132	152,289
Atlassian Corp. PLC, Class A(1)	5,000	138,150
Aurizon Holdings, Ltd.	31,941	121,347
AusNet Services	106,139	127,310
Automotive Holdings Group, Ltd.	8,319	24,683
Beach Energy, Ltd.	228,486	130,407
Bendigo & Adelaide Bank, Ltd.	5,316	50,627
Blackmores, Ltd.	1,273	111,646
Boral, Ltd.	13,352	59,006
Brambles, Ltd.	33,999	268,695
Caltex Australia, Ltd.	7,309	158,625
carsales.com, Ltd.	17,000	134,721
Cleanaway Waste Management, Ltd.	110,518	95,591
Coca-Cola Amatil, Ltd.	24,533	181,430
Cochlear, Ltd.	1,692	160,730
Commonwealth Bank of Australia	6,090	377,337
Computershare, Ltd.	32,872	321,490
CSG, Ltd.	39,369	23,286
CSL, Ltd.	9,598	818,230
CSR, Ltd.	25,925	86,816
Dexus Property Group	20,827	141,879
DUET Group	160,210	340,479
DuluxGroup, Ltd.	10,000	46,089
Event Hospitality and Entertainment, Ltd.	3,962	44,337
Fairfax Media, Ltd.	91,648	59,146
GPT Group (The)	39,071	138,749
GrainCorp, Ltd., Class A	25,572	184,366
GUD Holdings, Ltd.	3,393	24,989
GWA Group, Ltd.	23,533	46,807
Hansen Technologies, Ltd.	30,805	90,247
Harvey Norman Holdings, Ltd.	27,935	105,952
Iluka Resources, Ltd.	9,500	54,520
Incitec Pivot, Ltd.	24,973	72,987
Insurance Australia Group, Ltd.	20,689	90,544

Security	Shares	Value

Australia (continued)
Investa Office Fund	23,569	$80,423
iSentia Group, Ltd.	26,946	53,609
James Hardie Industries PLC CDI	6,121	96,139
JB Hi-Fi, Ltd.	4,885	102,466
Macquarie Atlas Roads Group	30,129	114,726
Mantra Group, Ltd.	15,349	31,577
Medibank Pvt, Ltd.	22,948	47,028
Metcash, Ltd.(1)	73,026	116,765
Mirvac Group	99,553	153,349
National Australia Bank, Ltd.	12,467	286,693
Navitas, Ltd.	16,799	56,456
Newcrest Mining, Ltd.	11,045	181,129
NEXTDC, Ltd.(1)	44,031	103,026
Oil Search, Ltd.	52,482	274,091
Orica, Ltd.	5,800	82,563
Orora, Ltd.	18,060	39,077
Primary Health Care, Ltd.	35,809	101,909
Qantas Airways, Ltd.	38,249	98,867
REA Group, Ltd.	1,170	46,710
Rio Tinto, Ltd.	4,493	227,927
Scentre Group	96,731	322,783
Shopping Centres Australasia Property Group	58,958	97,026
Sims Metal Management, Ltd.	5,711	48,534
Sonic Healthcare, Ltd.	9,334	147,209
South32, Ltd.	61,858	129,468
Southern Cross Media Group, Ltd.	51,672	57,615
Spark Infrastructure Group	92,137	163,756
SpeedCast International, Ltd.	32,788	89,370
Star Entertainment Group, Ltd. (The)	29,873	108,218
Stockland	60,729	200,401
Suncorp Group, Ltd.	10,356	102,389
Super Retail Group, Ltd.	7,504	55,484
Sydney Airport	29,660	131,621
Tabcorp Holdings, Ltd.	22,318	80,216
Tatts Group, Ltd.	36,725	120,906
Telstra Corp., Ltd.	235,597	893,865
Transurban Group	43,343	335,392
Vicinity Centres	66,737	144,809
Village Roadshow, Ltd.	13,829	41,572
Washington H. Soul Pattinson & Co., Ltd.	12,382	146,528
Wesfarmers, Ltd.	23,160	707,519
Westpac Banking Corp.	11,300	272,030
Woodside Petroleum, Ltd.	22,543	540,504
WPP AUNZ, Ltd.	37,384	30,101

		$13,667,231

7	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

Austria — 1.0%
ams AG	5,900	$203,252
Austria Technologie & Systemtechnik AG	1,392	14,268
BUWOG AG(1)	5,424	129,430
CA Immobilien Anlagen AG	4,051	79,808
DO & Co. AG	949	59,379
Erste Group Bank AG	4,767	145,304
EVN AG	2,151	26,337
Lenzing AG	409	58,434
Oesterreichische Post AG	4,264	154,251
OMV AG	5,153	180,345
Porr AG	1,731	75,031
RHI AG	2,046	50,490
S IMMO AG(1)	2,800	32,498
S&T AG	4,566	42,024
Schoeller-Bleckmann Oilfield Equipment AG	688	51,847
Telekom Austria AG	7,553	46,506
UNIQA Insurance Group AG	4,365	35,997
Verbund AG	9,599	154,761
Vienna Insurance Group	2,101	51,204
Wienerberger AG	6,800	131,263

		$1,722,429

Belgium — 2.0%
Ablynx NV(1)	6,980	$89,970
Ackermans & van Haaren NV	418	57,003
Aedifica SA	1,867	141,916
Ageas	3,821	163,605
Anheuser-Busch InBev SA/NV	4,407	460,170
Barco NV	870	75,689
Bekaert SA	2,430	105,458
bpost SA	8,113	196,258
Cofinimmo	2,089	234,576
Colruyt SA	1,465	71,699
Econocom Group SA/NV	4,666	70,466
Elia System Operator SA/NV	2,116	105,552
Euronav SA	10,783	84,209
Gimv NV	608	33,934
Groupe Bruxelles Lambert SA	1,360	115,903
Kinepolis Group NV	1,420	68,146
Melexis NV	1,340	100,725
Orange Belgium SA(1)	1,888	42,608
Proximus SA	10,151	291,533
Sofina SA	347	47,140
Telenet Group Holding NV(1)	4,756	255,206
Tessenderlo Chemie NV(1)	3,583	133,156
UCB SA	4,334	299,350

Security	Shares	Value

Belgium (continued)
Umicore SA	3,110	$174,205
Van de Velde NV	577	40,360

		$3,458,837

Denmark — 2.0%
Bakkafrost P/F	2,234	$85,862
Carlsberg A/S, Class B	2,878	260,365
Chr. Hansen Holding A/S	2,898	176,905
Coloplast A/S, Class B	715	51,269
Danske Bank A/S	9,381	312,898
DONG Energy AS(1)(2)	11,353	430,502
DSV A/S	2,805	136,406
FLSmidth & Co. A/S	687	31,972
GN Store Nord A/S	1,667	37,234
H Lundbeck AS(1)	626	26,886
ISS A/S	1,926	68,582
Matas A/S	1,465	21,363
Nets A/S(1)(2)	9,089	160,385
Novo Nordisk A/S, Class B	8,135	293,997
Novozymes A/S, Class B	6,973	271,808
Pandora A/S	2,946	386,070
Ringkjoebing Landbobank A/S	159	34,632
Rockwool International A/S	246	43,888
Royal Unibrew A/S	1,773	67,263
SimCorp A/S	2,359	120,898
TDC A/S(1)	52,152	274,794
Topdanmark A/S(1)	2,527	66,507
Vestas Wind Systems A/S	2,141	150,146
William Demant Holding A/S(1)	1,895	35,482

		$3,546,114

Finland — 1.9%
Amer Sports Oyj	5,077	$134,520
Caverion Corp.	4,767	38,235
Citycon Oyj	50,397	125,246
Cramo Oyj	1,607	40,065
Elisa Oyj	9,357	315,308
Ferratum Oyj	2,041	37,471
Fiskars Oyj Abp	2,200	42,818
Fortum Oyj	19,762	315,297
Huhtamaki Oyj	1,924	70,638
Kemira Oyj	3,783	47,395
Kesko Oyj, Class B	5,936	300,368
Kone Oyj, Class B	3,283	148,427
Metsa Board Oyj	4,983	34,038

8	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

Finland (continued)
Neste Oyj	8,775	$305,309
Nokia Oyj	50,808	228,136
Oriola-KD Oyj, Series B	6,575	31,097
Orion Oyj, Class B	6,847	318,719
Raisio Oyj	9,946	37,369
Sampo Oyj, Class A	5,893	272,896
Sanoma Oyj	11,316	102,970
Technopolis Oyj	15,622	51,923
Tieto Oyj	2,033	56,258
Tokmanni Group Corp.(1)	3,371	33,484
UPM-Kymmene Oyj	7,729	175,293
Uponor Oyj	2,142	38,644
Valmet Oyj	2,592	40,981

		$3,342,905

France — 7.7%
ADP	489	$54,263
Air Liquide SA	11,418	1,232,729
Airbus SE	3,305	224,029
Alstom SA(1)	2,298	65,204
Alten SA	1,223	91,074
Altran Technologies SA(1)	7,912	117,078
Atos SE	2,873	305,671
AXA SA	15,398	378,440
bioMerieux	520	82,264
BNP Paribas SA	7,599	486,122
Bouygues SA	3,572	129,792
Bureau Veritas SA	4,718	92,395
Christian Dior SE	390	83,720
CNP Assurances	5,800	108,999
Compagnie Generale des Etablissements Michelin, Class B	1,188	127,630
Danone SA	9,462	593,161
Dassault Systemes SE	3,427	265,295
Engie SA	49,219	589,275
Essilor International SA	650	76,256
Euler Hermes Group	307	27,719
Eurazeo SA	1,680	103,472
Eutelsat Communications SA	5,093	86,870
Fonciere des Regions	2,659	221,642
Gecina SA	1,858	239,594
Groupe Eurotunnel SE	4,517	42,018
Hermes International	286	124,292
ICADE	2,907	206,091
Iliad SA	2,964	633,854
Ingenico Group SA	2,444	206,093

Security	Shares	Value

France (continued)
Ipsen SA	859	$66,561
Klepierre	8,169	310,204
Korian SA	2,511	71,992
L’Oreal SA	3,432	623,996
Lagardere SCA	3,693	92,653
Legrand SA	2,162	125,571
LVMH Moet Hennessy Louis Vuitton SE	1,690	340,574
Mercialys SA	6,623	129,651
Nexity SA	2,566	126,033
Orange SA	38,522	598,032
Orpea	747	60,865
Publicis Groupe SA	1,902	130,665
Rubis SCA	2,227	187,498
Safran SA	2,043	138,488
Sanofi	10,345	831,495
Sartorius Stedim Biotech	786	47,562
SCOR SE	2,105	71,241
Sodexo SA	863	95,433
Sopra Steria Group	819	94,958
Suez	11,330	171,622
Teleperformance	618	66,156
Thales SA	1,146	107,512
Total SA	23,571	1,192,579
Ubisoft Entertainment SA(1)	4,174	137,233
Veolia Environnement SA	17,802	303,227
Vinci SA	2,730	191,364
Vivendi SA	6,567	120,413
Wendel SA	480	56,808

		$13,485,428

Germany — 7.9%
adidas AG	1,352	$213,352
ADO Properties SA(2)	3,323	118,623
Allianz SE	4,207	715,040
alstria office REIT AG	9,111	113,962
BASF SE	6,788	655,271
Bayer AG	6,727	747,229
Bayerische Motoren Werke AG, PFC Shares	1,536	115,391
Bechtle AG	1,153	117,117
Brenntag AG	1,135	66,031
CANCOM SE	1,114	52,304
Capital Stage AG	20,080	131,843
Continental AG	968	189,499
Covestro AG(2)	800	60,203
Daimler AG	5,820	437,704

9	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

Germany (continued)
Deutsche Boerse AG	2,447	$218,108
Deutsche EuroShop AG	2,966	123,292
Deutsche Lufthansa AG	3,810	50,896
Deutsche Post AG	4,559	153,023
Deutsche Telekom AG	68,915	1,206,494
Deutsche Wohnen AG, Bearer Shares	12,414	404,913
E.ON SE	95,131	732,802
Evonik Industries AG	2,553	82,875
Fraport AG	1,039	62,179
Freenet AG	2,681	80,603
Fresenius Medical Care AG & Co. KGaA	2,138	174,514
Fresenius SE & Co. KGaA	3,257	257,774
GEA Group AG	2,527	104,711
Grand City Properties SA	7,140	130,386
Hamborner REIT AG	9,742	94,222
Hannover Rueck SE	1,092	120,283
HeidelbergCement AG	1,350	130,416
HeidelbergCement AG(1)	2,095	203,067
Henkel AG & Co. KGaA	4,391	463,348
Henkel AG & Co. KGaA, PFC Shares	6,573	802,388
Hugo Boss AG	1,223	78,575
Innogy SE(1)(2)	6,826	233,480
KION Group AG	994	60,578
Krones AG	619	63,275
KWS Saat SE	383	120,133
LEG Immobilien AG(1)	2,310	181,693
Linde AG	1,524	247,839
MAN SE	587	60,856
Merck KGaA	1,353	149,279
MTU Aero Engines AG	394	47,197
Muenchener Rueckversicherungs-Gesellschaft AG	1,559	293,569
ProSiebenSat.1 Media SE	3,293	140,089
Rational AG	70	31,784
SAP SE	11,162	1,020,767
Siemens AG	5,201	672,793
Software AG	2,606	94,008
Stada Arzneimittel AG	691	35,591
Symrise AG	714	42,992
TAG Immobilien AG	9,614	129,980
Talanx AG	1,940	66,774
Telefonica Deutschland Holding AG(2)	25,160	105,249
TLG Immobilien AG	5,304	100,803
TUI AG	5,129	75,169
Uniper SE(1)	14,396	205,086
Volkswagen AG	452	72,408
Wirecard AG	3,075	149,298

		$13,809,128

Security	Shares	Value

Hong Kong — 4.0%
AIA Group, Ltd.	91,600	$567,128
ASM Pacific Technology, Ltd.	19,100	232,223
Brightoil Petroleum Holdings, Ltd.(1)	262,000	80,771
Cafe de Coral Holdings, Ltd.	18,000	59,698
Cheung Kong Infrastructure Holdings, Ltd.	19,000	152,792
China Goldjoy Group, Ltd.	996,000	95,913
China Innovationpay Group, Ltd.(1)	484,000	36,077
China Regenerative Medicine International, Ltd.(1)	1,265,000	45,502
China Traditional Chinese Medicine Holdings Co., Ltd.	242,000	114,038
CK Hutchison Holdings, Ltd.	31,996	383,478
CLP Holdings, Ltd.	45,500	444,106
Dairy Farm International Holdings, Ltd.	28,300	237,077
Esprit Holdings, Ltd.(1)	44,800	34,967
First Pacific Co., Ltd.	108,000	81,888
Future World Financial Holdings, Ltd.(1)	568,000	43,829
G-Resources Group, Ltd.	3,273,000	58,329
Global Brands Group Holdings, Ltd.(1)	364,000	45,738
Hang Lung Group, Ltd.	13,000	49,857
Hang Seng Bank, Ltd.	6,700	136,566
Henderson Land Development Co., Ltd.	16,655	91,934
HK Electric Investments & HK Electric Investments, Ltd.(2)	145,500	121,450
HKT Trust and HKT, Ltd.	192,000	268,702
Hong Kong & China Gas Co., Ltd.	176,000	331,373
Hong Kong Exchanges and Clearing, Ltd.	9,900	239,450
Hongkong Land Holdings, Ltd.	14,000	94,552
Hopewell Holdings, Ltd.	16,000	57,130
Hysan Development Co., Ltd.	18,000	82,034
Jardine Matheson Holdings, Ltd.	4,100	252,868
Jardine Strategic Holdings, Ltd.	2,900	110,522
Johnson Electric Holdings, Ltd.	11,000	29,269
Kerry Properties, Ltd.	26,500	74,991
KuangChi Science, Ltd.(1)	203,000	75,015
Landing International Development, Ltd.(1)	1,625,000	13,321
Li & Fung, Ltd.	266,000	115,347
Link REIT	21,000	143,505
Macau Legend Development, Ltd.(1)	273,000	55,627
Madison Wine Holdings, Ltd.(1)	192,000	54,712
Man Wah Holdings, Ltd.	68,800	44,003
Melco International Development, Ltd.	62,000	93,531
MGM China Holdings, Ltd.	31,600	61,380
MTR Corp., Ltd.	19,000	96,523
New World Development Co., Ltd.	96,000	110,764
Nexteer Automotive Group, Ltd.	48,000	59,623
NWS Holdings, Ltd.	51,000	91,645
Orient Overseas (International), Ltd.	6,500	33,690
Pacific Textiles Holdings, Ltd.	35,000	38,655

10	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

Hong Kong (continued)
PCCW, Ltd.	366,000	$222,149
Shangri-La Asia, Ltd.	50,000	55,614
Sino Land Co., Ltd.	36,000	59,484
SJM Holdings, Ltd.	56,000	44,495
Stella International Holdings, Ltd.	23,000	35,013
Superb Summit International Group, Ltd.(1)(3)	230,000	0
Swire Pacific, Ltd., Class A	6,000	61,127
Swire Properties, Ltd.	16,200	45,583
Techtronic Industries Co., Ltd.	28,000	96,841
Television Broadcasts, Ltd.	13,800	52,935
Texwinca Holdings, Ltd.	70,000	44,852
Town Health International Medical Group, Ltd.	604,000	96,994
Truly International Holdings, Ltd.	124,000	50,540
VTech Holdings, Ltd.	10,400	129,094
Wharf (Holdings), Ltd. (The)	13,000	97,478
Wheelock & Co., Ltd.	16,000	97,247
Yue Yuen Industrial Holdings, Ltd.	21,500	78,597

		$7,009,636

Ireland — 2.0%
Bank of Ireland(1)	2,120,957	$569,810
C&C Group PLC	28,638	122,334
Cairn Homes PLC(1)	30,000	41,072
CPL Resources PLC	9,893	61,939
CRH PLC	12,163	421,882
Dalata Hotel Group PLC(1)	13,628	63,129
DCC PLC	4,845	390,813
Hibernia REIT PLC	125,331	164,824
ICON PLC(1)	4,530	380,792
Irish Continental Group PLC	12,582	64,077
Irish Residential Properties REIT PLC	93,395	117,044
Kerry Group PLC, Class A	4,515	317,465
Paddy Power Betfair PLC	4,134	432,258
Smurfit Kappa Group PLC	4,388	115,659
Total Produce PLC	21,802	43,609
UDG Healthcare PLC	20,978	169,673

		$3,476,380

Israel — 1.9%
Alony Hetz Properties & Investments, Ltd.	14,251	$114,662
Amot Investments, Ltd.	12,300	51,897
Azrieli Group, Ltd.	2,874	131,184
Bank Hapoalim B.M.	20,465	123,653
Bank Leumi Le-Israel B.M.(1)	34,165	141,310
Bezeq Israeli Telecommunication Corp., Ltd.	218,603	381,885

Security	Shares	Value

Israel (continued)
Check Point Software Technologies, Ltd.(1)	1,700	$167,909
CyberArk Software, Ltd.(1)	960	50,938
Delek Automotive Systems, Ltd.	7,606	69,879
Delta-Galil Industries, Ltd.	1,580	50,334
Elbit Systems, Ltd.	2,966	326,855
First International Bank of Israel, Ltd.	2,419	36,391
Frutarom Industries, Ltd.	2,245	118,615
Israel Chemicals, Ltd.	62,008	284,987
Kenon Holdings, Ltd.(1)	1,393	17,836
Kornit Digital, Ltd.(1)	3,200	53,120
Melisron, Ltd.	1,766	80,911
Mellanox Technologies, Ltd.(1)	1,000	47,350
Mizrahi Tefahot Bank, Ltd.	7,050	108,590
Nice, Ltd.	790	55,282
Oil Refineries, Ltd.(1)	269,615	94,890
Orbotech, Ltd.(1)	735	25,644
Paz Oil Co., Ltd.	1,823	282,272
Sarine Technologies, Ltd.	35,500	46,662
Shufersal, Ltd.	23,733	91,025
Strauss Group, Ltd.	3,000	48,280
Teva Pharmaceutical Industries, Ltd. ADR	10,565	353,188
Tower Semiconductor, Ltd.(1)	2,540	54,478
Wix.com, Ltd.(1)	800	42,040

		$3,452,067

Italy — 3.8%
A2A SpA	30,000	$40,070
Amplifon SpA	11,875	120,571
Anima Holding SpA(2)	6,783	40,447
Ansaldo STS SpA	6,279	79,280
Assicurazioni Generali SpA	10,926	174,347
ASTM SpA	2,449	27,760
Atlantia SpA	13,722	312,721
Autogrill SpA	4,891	43,013
Banca Mediolanum SpA	7,021	53,861
Banca Popolare di Sondrio SCPA	7,176	25,446
Beni Stabili SpA SIIQ(1)	88,650	49,861
Brembo SpA	901	57,729
Cementir Holding SpA	31,657	135,565
Danieli & C Officine Meccaniche SpA, PFC Shares	3,048	48,808
Davide Campari-Milano SpA	19,204	192,628
De’Longhi SpA	1,326	33,116
Ei Towers SpA(1)	7,353	406,907
Enav SpA(1)(2)	13,855	48,551
Enel SpA	131,952	551,643

11	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

Italy (continued)
ENI SpA	32,700	$502,789
EXOR NV	1,123	51,240
Ferrari NV	1,000	62,130
Ferrari NV	1,500	93,505
Hera SpA	20,822	48,619
Infrastrutture Wireless Italiane SpA(2)	87,824	416,208
International Game Technology PLC	2,666	70,409
Interpump Group SpA	5,945	111,732
Intesa Sanpaolo SpA	123,180	289,333
Intesa Sanpaolo SpA, PFC Shares	26,600	58,843
Italgas SpA(1)	13,643	51,841
Italmobiliare SpA	698	34,515
Leonardo SpA(1)	9,860	127,030
Luxottica Group SpA	3,350	179,871
MARR SpA	2,736	53,171
Moncler SpA	4,402	84,598
OVS SpA(2)	7,513	41,945
Parmalat SpA	31,548	101,833
Poste Italiane SpA(2)	6,640	41,784
Prada SpA	18,400	76,238
Recordati SpA	15,315	436,112
Reply SpA	289	37,089
Salvatore Ferragamo SpA	1,935	51,183
Saras SpA	30,643	47,467
Snam SpA	29,894	113,780
Societa Iniziative Autostradali e Servizi SpA	5,294	43,087
STMicroelectronics NV	52,506	692,709
Tenaris SA	7,620	133,479
Terna Rete Elettrica Nazionale SpA	25,640	112,453
Tod’s SpA	613	44,274
Unipol Gruppo Finanziario SpA	8,650	31,989
UnipolSai SpA	28,030	58,458

		$6,742,038

Japan — 15.9%
Activia Properties, Inc.	23	$112,519
Advance Residence Investment Corp.	57	150,514
Aeon Co., Ltd.	10,900	157,536
Air Water, Inc.	3,000	55,547
Aisin Seiki Co., Ltd.	2,800	128,084
Ajinomoto Co., Inc.	7,400	146,058
Alfresa Holdings Corp.	5,200	85,594
Asahi Glass Co., Ltd.	14,000	104,015
Asahi Group Holdings, Ltd.	5,500	193,543
Asahi Kasei Corp.	19,000	177,205

Security	Shares	Value

Japan (continued)
Astellas Pharma, Inc.	26,100	$350,308
Bandai Namco Holdings, Inc.	4,000	110,163
Bridgestone Corp.	3,800	139,368
Calbee, Inc.	3,300	107,425
Canon, Inc.	8,100	239,650
Central Japan Railway Co.	1,100	177,745
Chiba Bank, Ltd. (The)	17,000	111,203
Chubu Electric Power Co., Inc.	23,000	307,062
Chugai Pharmaceutical Co., Ltd.	4,600	135,188
Chugoku Bank, Ltd. (The)	4,200	61,782
Chugoku Electric Power Co., Inc. (The)	17,200	193,672
Citizen Watch Co., Ltd.	12,000	74,518
Coca-Cola West Co., Ltd.	3,200	92,885
Concordia Financial Group, Ltd.	15,300	80,699
Cosmo Energy Holdings Co., Ltd.	5,200	89,989
Dai Nippon Printing Co., Ltd.	6,000	61,042
Dai-ichi Life Holdings, Inc.	10,400	188,540
Daicel Corp.	9,200	101,734
Daido Steel Co., Ltd.	12,000	54,493
Daito Trust Construction Co., Ltd.	1,900	265,618
Daiwa House REIT Investment Corp.	43	108,277
Daiwa Securities Group, Inc.	18,000	114,773
DeNA Co., Ltd.	2,800	62,564
Denka Co., Ltd.	9,000	44,297
DIC Corp.	3,400	105,288
Disco Corp.	800	102,147
East Japan Railway Co.	1,700	153,947
Eisai Co., Ltd.	4,200	231,507
Ezaki Glico Co., Ltd.	1,100	50,356
FamilyMart UNY Holdings Co., Ltd.	1,800	114,047
FANUC Corp.	800	157,061
Fast Retailing Co., Ltd.	600	188,709
FUJIFILM Holdings Corp.	3,600	139,411
Fujitsu, Ltd.	20,000	116,239
Fukuoka Financial Group, Inc.	19,000	83,872
GLP J-Reit	138	158,679
Hachijuni Bank, Ltd. (The)	13,400	78,872
Hankyu Hanshin Holdings, Inc.	1,600	54,288
Hirose Electric Co., Ltd.	800	104,143
Hiroshima Bank, Ltd. (The)	19,000	88,772
Hokkaido Electric Power Co., Inc.	9,900	71,734
Hokuhoku Financial Group, Inc.	4,000	68,528
Hokuriku Electric Power Co.	11,500	115,866
Honda Motor Co., Ltd.	7,100	211,288
Idemitsu Kosan Co., Ltd.	5,500	170,068
ITOCHU Corp.	8,400	115,718

12	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

Japan (continued)
Iyo Bank, Ltd. (The)	6,000	$40,261
Japan Airlines Co., Ltd.	2,000	63,686
Japan Exchange Group, Inc.	4,800	71,345
Japan Hotel REIT Investment Corp.	144	100,940
Japan Post Holdings Co., Ltd.	4,100	51,483
Japan Prime Realty Investment Corp.	28	112,364
Japan Real Estate Investment Corp.	41	232,979
Japan Retail Fund Investment Corp.	95	203,118
JGC Corp.	4,900	85,061
JSR Corp.	6,500	111,406
JX Holdings, Inc.	78,500	370,204
Kajima Corp.	9,000	62,729
Kakaku.com, Inc.	3,700	66,980
Kaneka Corp.	6,000	51,697
Kansai Paint Co., Ltd.	3,600	69,933
Kao Corp.	5,200	257,320
KDDI Corp.	39,200	1,053,240
Keikyu Corp.	5,000	58,635
Keio Corp.	5,000	41,098
Kewpie Corp.	2,500	62,492
Keyence Corp.	800	310,694
Kintetsu Group Holdings Co., Ltd.	27,000	103,795
Kirin Holdings Co., Ltd.	10,500	172,050
Kobayashi Pharmaceutical Co., Ltd.	1,400	62,395
Konami Holdings Corp.	2,400	95,974
Kuraray Co., Ltd.	6,400	101,440
Kyocera Corp.	3,600	187,419
Kyowa Hakko Kirin Co., Ltd.	8,900	120,519
Lawson, Inc.	1,000	72,993
Lion Corp.	5,000	86,966
M3, Inc.	3,400	91,347
Makita Corp.	1,000	69,457
Marubeni Corp.	12,600	76,664
Maruichi Steel Tube, Ltd.	3,000	100,598
Mebuki Financial Group, Inc.	10,500	40,323
MEIJI Holdings Co., Ltd.	2,400	185,895
Miraca Holdings, Inc.	1,700	77,479
Mitsubishi Chemical Holdings Corp.	21,800	152,054
Mitsubishi Estate Co., Ltd.	21,000	399,712
Mitsubishi Gas Chemical Co., Inc.	5,000	95,902
Mitsubishi Motors Corp.	16,700	90,466
Mitsubishi Tanabe Pharma Corp.	6,300	126,360
Mitsui & Co., Ltd.	9,100	133,550
Mizuho Financial Group, Inc.	161,800	300,234
MS&AD Insurance Group Holdings, Inc.	3,700	123,778
NEC Corp.	32,000	73,856

Security	Shares	Value

Japan (continued)
NH Foods, Ltd.	3,000	$81,647
Nidec Corp.	1,500	140,840
Nikon Corp.	4,700	75,854
Nintendo Co., Ltd.	1,100	225,150
Nippon Building Fund, Inc.	39	223,975
Nippon Electric Glass Co., Ltd.	8,000	46,052
Nippon Express Co., Ltd.	14,000	74,061
Nippon Kayaku Co., Ltd.	4,000	52,278
Nippon Paper Industries Co., Ltd.	5,100	93,371
Nippon Prologis REIT, Inc.	56	117,019
Nippon Shinyaku Co., Ltd.	2,000	104,005
Nippon Shokubai Co., Ltd.	1,400	96,487
Nippon Telegraph & Telephone Corp.	19,100	843,691
Nippon Yusen K.K.	36,000	76,128
Nissan Chemical Industries, Ltd.	2,000	71,412
Nisshin Seifun Group, Inc.	7,100	108,009
Nissin Foods Holdings Co., Ltd.	1,400	73,883
Nitori Holdings Co., Ltd.	800	89,657
Nomura Real Estate Master Fund, Inc.	143	222,803
Nomura Research Institute, Ltd.	2,400	82,004
NTT Data Corp.	1,600	80,635
NTT DoCoMo, Inc.	35,200	841,634
Obayashi Corp.	5,000	47,631
Obic Co., Ltd.	2,400	115,196
Odakyu Electric Railway Co., Ltd.	4,900	97,042
Okinawa Electric Power Co., Inc. (The)	4,300	99,528
Ono Pharmaceutical Co., Ltd.	7,600	155,924
Oracle Corp. Japan	1,400	78,443
Oriental Land Co., Ltd.	2,200	120,558
Orix JREIT, Inc.	109	178,304
Osaka Gas Co., Ltd.	86,000	322,364
Otsuka Holdings Co., Ltd.	7,200	331,690
Rakuten, Inc.	9,100	90,838
Recruit Holdings Co., Ltd.	3,300	144,460
Resona Holdings, Inc.	18,000	97,453
Ricoh Co., Ltd.	15,500	138,283
Rinnai Corp.	1,600	135,972
San-Ai Oil Co., Ltd.	4,000	30,717
Santen Pharmaceutical Co., Ltd.	10,000	125,659
Sawai Pharmaceutical Co., Ltd.	1,900	99,797
SECOM Co., Ltd.	1,300	94,013
Sekisui Chemical Co., Ltd.	3,500	57,111
Sekisui House, Ltd.	6,100	98,675
Seven & i Holdings Co., Ltd.	8,200	327,413
Seven Bank, Ltd.	26,300	75,347
Sharp Corp.(1)	55,000	148,736

13	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

Japan (continued)
Shikoku Electric Power Co., Inc.(1)	12,200	$117,395
Shimadzu Corp.	4,000	67,504
Shimamura Co., Ltd.	400	52,427
Shimano, Inc.	800	126,150
Shimizu Corp.	6,000	55,148
Shin-Etsu Chemical Co., Ltd.	4,200	362,336
Shizuoka Bank, Ltd. (The)	7,000	60,911
Showa Denko K.K.	6,300	103,384
Showa Shell Sekiyu K.K.	18,600	182,328
Sompo Holdings, Inc.	3,000	108,629
Sumitomo Corp.	6,300	78,975
Sumitomo Metal Mining Co., Ltd.	11,000	149,030
Sumitomo Mitsui Financial Group, Inc.	8,800	345,242
Sumitomo Osaka Cement Co., Ltd.	12,000	48,321
Suntory Beverage & Food, Ltd.	1,900	80,840
Suruga Bank, Ltd.	5,000	113,910
Suzuki Motor Corp.	3,700	142,794
T&D Holdings, Inc.	8,800	130,368
Taiheiyo Cement Corp.	23,000	80,369
Taisei Corp.	17,000	120,761
Taisho Pharmaceutical Holdings Co., Ltd.	1,400	118,336
Takashimaya Co., Ltd.	6,000	51,672
Takeda Pharmaceutical Co., Ltd.	10,000	418,856
TEIJIN, Ltd.	5,500	116,087
Terumo Corp.	5,100	188,669
Toho Gas Co., Ltd.	21,000	157,096
Tohoku Electric Power Co., Inc.	17,200	209,970
Tokio Marine Holdings, Inc.	6,300	262,672
Tokyo Electron, Ltd.	1,700	176,094
Tokyo Gas Co., Ltd.	67,000	297,337
Tokyu Corp.	7,000	51,554
TonenGeneral Sekiyu K.K.	16,000	188,162
Toray Industries, Inc.	22,000	190,496
Toshiba Corp.(1)	25,000	53,609
Tosoh Corp.	10,000	75,554
TOTO, Ltd.	1,500	60,414
Toyo Suisan Kaisha, Ltd.	3,200	114,180
Toyota Motor Corp.	10,300	598,974
Trend Micro, Inc.	3,200	124,182
Tsuruha Holdings, Inc.	1,200	112,802
Ube Industries, Ltd.	32,000	76,940
United Urban Investment Corp.	105	167,476
USS Co., Ltd.	5,000	87,756
West Japan Railway Co.	1,000	65,153
Yahoo! Japan Corp.	24,900	104,501
Yakult Honsha Co., Ltd.	2,100	107,921

Security	Shares	Value

Japan (continued)
Yamaguchi Financial Group, Inc.	8,000	$87,161
Yamato Holdings Co., Ltd.	3,300	66,506
Yamazaki Baking Co., Ltd.	3,200	64,354
Zeon Corp.	6,000	68,852

		$27,904,948

Netherlands — 3.9%
Aalberts Industries NV	2,908	$102,073
ABN AMRO Group NV(2)	4,855	114,203
Accell Group	3,334	78,190
Akzo Nobel NV	5,895	400,066
Altice NV, Class B(1)	6,916	152,637
ASM International NV	2,469	121,731
ASML Holding NV	5,327	646,824
ASR Nederland NV(1)	2,400	65,897
Boskalis Westminster	2,525	93,420
Cimpress NV(1)	973	82,111
Corbion NV	2,621	67,132
Eurocommercial Properties NV	1,439	53,427
Euronext NV(2)	1,764	78,043
Gemalto NV	1,502	87,167
Gemalto NV	1,094	63,578
GrandVision NV(2)	5,474	130,534
Heineken NV	965	72,171
IMCD Group NV	2,169	97,419
ING Groep NV	48,764	700,541
InterXion Holding NV(1)	3,300	126,819
Koninklijke Ahold Delhaize NV	10,958	233,446
Koninklijke BAM Groep NV	15,659	73,882
Koninklijke DSM NV	4,643	295,993
Koninklijke KPN NV	119,044	342,962
Koninklijke Vopak NV	2,501	107,431
NN Group NV	3,534	125,160
NSI NV	9,300	37,779
Philips Lighting NV(1)(2)	3,321	85,522
PostNL NV(1)	28,384	124,577
QIAGEN NV(1)	6,909	201,061
Refresco Group NV(2)	7,754	117,118
RELX NV	17,050	287,987
SBM Offshore NV	6,486	105,510
Sligro Food Group NV	3,203	116,206
TKH Group NV	1,737	70,407
TomTom NV(1)	8,241	75,546
Unilever NV	19,029	771,850
Vastned Retail NV	1,000	36,864

14	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

Netherlands (continued)
Wessanen	11,335	$160,888
Wolters Kluwer NV	4,637	177,327

		$6,881,499

New Zealand — 1.0%
A2 Milk Co., Ltd.(1)	110,491	$179,484
Air New Zealand, Ltd.	34,574	53,292
Auckland International Airport, Ltd.	25,117	125,984
Contact Energy, Ltd.	21,345	74,798
EBOS Group, Ltd.	3,287	40,738
Fletcher Building, Ltd.	20,124	155,044
Goodman Property Trust	65,888	60,657
Heartland Bank, Ltd.	76,907	89,141
Infratil, Ltd.	16,238	34,187
Mercury NZ, Ltd.	16,147	36,387
NZX, Ltd.	53,345	43,106
Precinct Properties New Zealand, Ltd.	57,750	52,356
Property for Industry, Ltd.	26,936	31,628
Restaurant Brands New Zealand, Ltd.	8,227	33,431
Ryman Healthcare, Ltd.	8,800	56,248
SKYCITY Entertainment Group, Ltd.	20,643	57,216
Spark New Zealand, Ltd.	68,388	176,213
Summerset Group Holdings, Ltd.	16,945	61,564
Trade Me, Ltd.	13,289	49,330
Xero, Ltd.(1)	13,130	182,262
Z Energy, Ltd.	32,350	172,735

		$1,765,801

Norway — 2.0%
AF Gruppen ASA	3,717	$68,721
Atea ASA	6,981	67,940
Austevoll Seafood ASA	5,049	46,700
Borregaard ASA	13,595	149,627
DNB ASA	19,705	328,729
Entra ASA(2)	16,899	182,265
Gjensidige Forsikring ASA	3,579	61,591
Golar LNG, Ltd.	2,320	59,995
Kongsberg Gruppen ASA	7,610	125,596
Marine Harvest ASA(1)	8,070	142,483
Nordic American Tankers, Ltd.	2,700	23,328
Nordic Nanovector ASA(1)	7,260	77,282
Nordic Semiconductor ASA(1)	28,405	119,678
Orkla ASA	13,667	127,510
REC Silicon ASA(1)	478,387	74,874
Salmar ASA	3,093	87,542

Security	Shares	Value

Norway (continued)
Scatec Solar ASA(2)	8,900	$39,932
Schibsted ASA, Class B	10,056	250,380
Ship Finance International, Ltd.	3,500	52,500
SpareBank 1 SMN	4,478	37,469
SpareBank 1 SR-Bank ASA	4,300	31,971
Statoil ASA	11,400	212,578
Telenor ASA	28,224	447,420
TGS Nopec Geophysical Co. ASA	1,393	33,445
Tomra Systems ASA	16,085	176,036
XXL ASA(2)	14,216	163,800
Yara International ASA	6,478	273,149

		$3,462,541

Portugal — 0.9%
Banco BPI SA(1)	68,136	$83,456
Banco Comercial Portugues SA(1)	1,021,660	173,236
CTT-Correios de Portugal SA	39,378	219,672
EDP-Energias de Portugal SA	60,115	174,822
Galp Energia SGPS SA, Class B	16,020	236,042
Jeronimo Martins SGPS SA	13,530	229,003
Navigator Co. SA (The)	61,000	222,169
NOS SGPS SA	45,365	255,428
Pharol SGPS SA	189,661	52,644
REN - Redes Energeticas Nacionais SGPS SA	15,211	41,900

		$1,688,372

Singapore — 2.0%
Ascendas Real Estate Investment Trust	33,000	$57,620
BOC Aviation, Ltd.(2)	11,800	59,476
Boustead Singapore, Ltd.	40,000	22,905
CapitaLand Commercial Trust, Ltd.	39,500	42,793
CapitaLand Mall Trust	45,800	62,934
City Developments, Ltd.	15,400	101,085
ComfortDelGro Corp., Ltd.	28,000	47,913
Cordlife Group, Ltd.(1)	19,000	13,080
CWT, Ltd.	14,800	20,971
DBS Group Holdings, Ltd.	13,800	186,576
Delfi, Ltd.	11,000	17,476
Ezion Holdings, Ltd.(1)	226,000	66,031
Flex, Ltd.(1)	21,578	338,127
Genting Singapore PLC	329,800	227,475
Haw Par Corp, Ltd.	14,200	96,834
Hutchison Port Holdings Trust	103,000	43,808
IGG, Inc.	53,000	39,494
Keppel Infrastructure Trust	291,400	102,347

15	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

Singapore (continued)
Keppel REIT	66,000	$47,268
M1, Ltd.	14,400	20,521
Mapletree Commercial Trust	57,000	62,014
Mapletree Industrial Trust	34,200	39,962
Midas Holdings, Ltd.	80,000	13,038
Olam International, Ltd.	50,200	70,735
Raffles Medical Group, Ltd.	32,300	34,000
Sheng Siong Group, Ltd.	45,400	29,971
Singapore Airlines, Ltd.	8,900	62,683
Singapore Airport Terminal Services, Ltd.	14,800	55,462
Singapore Exchange, Ltd.	19,500	102,571
Singapore Post, Ltd.	37,200	38,784
Singapore Press Holdings, Ltd.	81,700	200,346
Singapore Technologies Engineering, Ltd.	40,300	94,445
Singapore Telecommunications, Ltd.	63,000	172,463
Singapore Telecommunications, Ltd.	101,600	279,338
Suntec REIT	45,000	55,305
United Overseas Bank, Ltd.	10,300	153,181
Venture Corp., Ltd.	9,000	65,107
Wilmar International, Ltd.	117,800	324,187

		$3,468,326

Spain — 4.0%
Abertis Infraestructuras SA	8,707	$124,769
Aena SA(2)	1,223	177,857
Almirall SA	12,244	197,369
Amadeus IT Group SA	14,832	686,141
Applus Services SA	4,183	47,812
Axiare Patrimonio SOCIMI SA	6,150	89,694
Banco Bilbao Vizcaya Argentaria SA	38,700	263,183
Banco de Sabadell SA	59,508	89,840
Banco Popular Espanol SA	60,258	62,396
Bankia SA	82,040	86,729
Bankinter SA	8,786	70,719
Bolsas y Mercados Espanoles SHMSF SA	1,920	60,614
CaixaBank SA	20,372	74,673
Cellnex Telecom SA(2)	4,812	68,522
Cia de Distribucion Integral Logista Holdings SA	1,397	33,768
Coca-Cola European Partners PLC	13,600	469,608
Codere SA/Spain(1)	78,000	69,860
Construcciones y Auxiliar de Ferrocarriles SA	750	30,456
Ebro Foods SA	11,022	227,476
Enagas SA	2,646	64,984
Endesa SA	5,685	117,239
Ercros SA(1)	35,810	84,130
Ferrovial SA	9,686	175,823

Security	Shares	Value

Spain (continued)
Grifols SA	23,860	$512,228
Hispania Activos Inmobiliarios SOCIMI SA	9,833	121,514
Iberdrola SA	66,428	419,568
Industria de Diseno Textil SA	17,619	582,758
Lar Espana Real Estate Socimi SA	14,031	106,541
Merlin Properties Socimi SA	28,454	318,717
Prosegur Cia de Seguridad SA	6,773	42,684
Red Electrica Corp. SA	3,752	67,093
Repsol SA	41,356	612,966
Tecnicas Reunidas SA	848	33,671
Telefonica SA	63,219	611,650
Tubacex SA	34,340	107,404
Vidrala SA	1,474	79,997

		$6,990,453

Sweden — 4.0%
Alfa Laval AB	3,749	$70,092
Assa Abloy AB, Class B	7,770	147,028
Atrium Ljungberg AB	5,102	79,317
Attendo AB(2)	10,840	101,083
Axfood AB	3,353	55,132
BillerudKorsnas AB	9,771	162,786
BioGaia AB, Class B	2,949	106,789
Boliden AB	8,309	242,393
Bonava AB, Class B(1)	4,887	75,242
Capio AB(2)	13,000	71,540
Castellum AB	12,013	165,487
Catena Media PLC(1)	6,265	68,683
Cloetta AB, Class B	10,000	33,727
Com Hem Holding AB	13,980	146,672
D Carnegie & Co. AB(1)	3,500	44,010
Dometic Group AB(1)(2)	7,900	62,155
Elekta AB, Class B	21,980	198,868
Fabege AB	9,848	167,693
Granges AB	7,960	88,364
Hennes & Mauritz AB, Class B	14,575	417,019
Hexpol AB	14,655	141,936
Holmen AB, Class B	2,606	95,349
Hufvudstaden AB, Class A	6,860	109,304
ICA Gruppen AB	2,746	89,736
Industrial & Financial Systems, Class B(3)	1,025	46,463
Industrivarden AB, Class A	3,290	67,878
Industrivarden AB, Class C	3,570	69,176
Kindred Group PLC SDR	8,056	67,982
Kungsleden AB	12,476	80,387

16	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

Sweden (continued)
L E Lundbergforetagen, Class B	596	$38,348
Lifco AB, Class B	4,005	114,522
Lundin Petroleum AB(1)	12,602	271,957
Medivir AB, Class B(1)	11,060	110,431
Mycronic AB	5,282	60,236
NCC AB, Class B	1,905	46,852
NetEnt AB(1)	13,515	108,436
Nibe Industrier AB, Class B	4,088	33,714
Nordea Bank AB	19,562	236,158
Pandox AB	2,329	37,300
Sagax AB	4,466	40,724
Securitas AB, Class B	2,566	40,859
Skanska AB, Class B	3,995	97,678
SKF AB, Class B	3,418	68,776
Starbreeze AB(1)	33,624	61,944
Svenska Cellulosa AB SCA, Class B	14,431	434,252
Svenska Handelsbanken AB, Class A	10,742	160,364
Swedbank AB, Class A	7,727	195,377
Swedish Match AB	4,069	132,473
Telefonaktiebolaget LM Ericsson, Class B	63,670	376,820
Telia Co. AB	142,324	577,328
Thule Group AB(2)	3,215	52,157
Trelleborg AB, Class B	4,750	98,542
Vitrolife AB	1,255	58,316
Volvo AB	12,900	165,091
Wihlborgs Fastigheter AB	3,621	69,120

		$6,960,066

Switzerland — 8.1%
Allreal Holding AG	1,015	$154,159
ALSO Holding AG(1)	520	51,788
Ascom Holding AG	5,950	99,753
Baloise Holding AG	924	118,977
Banque Cantonale Vaudoise	126	86,072
Barry Callebaut AG	43	53,207
Belimo Holding AG	20	64,282
Berner Kantonalbank AG	342	63,110
BKW AG	844	42,632
Bucher Industries AG	335	90,919
Burckhardt Compression Holdings AG	260	76,741
Cembra Money Bank AG	1,074	81,092
Chocoladefabriken Lindt & Spruengli AG	1	64,859
Chocoladefabriken Lindt & Spruengli AG PC	19	105,457
Comet Holding AG	91	89,986
Compagnie Financiere Richemont SA, Class A	18,459	1,437,581

Security	Shares	Value

Switzerland (continued)
Daetwyler Holding AG	436	$66,514
DKSH Holding AG	1,013	74,895
dormakaba Holding AG	136	105,595
EFG International AG	8,368	50,796
Ems-Chemie Holding AG	583	300,946
Flughafen Zuerich AG	570	112,096
Forbo Holding AG	55	75,847
Geberit AG	667	285,069
Georg Fischer AG	150	123,620
Givaudan SA	321	578,712
Helvetia Holding AG	174	98,462
Inficon Holding AG	121	51,123
Kardex AG	528	52,959
Komax Holding AG	194	50,898
Kuehne & Nagel International AG	1,125	153,931
LEM Holding SA	25	23,363
Luzerner Kantonalbank AG	71	29,400
Mobimo Holding AG	577	151,086
Nestle SA	24,081	1,764,283
Novartis AG	13,278	980,282
Panalpina Welttransport Holding AG	480	59,351
Pargesa Holding SA	1,628	108,445
Partners Group Holding AG	445	224,889
Roche Holding AG	473	113,987
Roche Holding AG PC	3,574	846,853
Schindler Holding AG	748	140,906
Schindler Holding AG PC	1,060	202,054
Schmolz & Bickenbach AG(1)	42,451	28,377
SFS Group AG	763	67,121
SGS SA	107	227,031
Sika AG	81	425,675
Sonova Holding AG	815	107,910
Sulzer AG	739	83,639
Sunrise Communications Group AG(2)	1,916	129,879
Swatch Group AG (The)	2,852	199,269
Swatch Group AG (The)	1,088	385,593
Swiss Life Holding AG	544	165,151
Swiss Prime Site AG	4,517	376,280
Swiss Re AG	3,671	343,050
Swisscom AG	992	437,617
Syngenta AG(1)	1,503	638,009
Temenos Group AG	3,870	281,400
Valiant Holding AG	788	83,777
Valora Holding AG	268	89,706
Vontobel Holding AG	783	43,842
Zurich Insurance Group AG	1,875	539,950

		$14,160,253

17	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

United Kingdom — 15.4%
Admiral Group PLC	7,337	$164,379
Antofagasta PLC	15,011	158,601
Assura PLC	171,909	112,245
AstraZeneca PLC	16,534	877,443
Auto Trader Group PLC(2)	55,026	277,915
Aveva Group PLC	3,555	85,480
Aviva PLC	33,723	203,042
Babcock International Group PLC	11,872	133,707
BAE Systems PLC	38,574	283,314
Bellway PLC	2,729	85,534
Berendsen PLC	10,019	105,201
Berkeley Group Holdings PLC	2,841	100,343
BHP Billiton PLC	25,135	458,407
Big Yellow Group PLC	11,100	95,927
BP PLC	171,015	1,021,393
BT Group PLC	192,708	739,038
BTG PLC(1)	28,530	192,239
Bunzl PLC	4,931	129,984
Capita PLC	12,557	79,224
Carnival PLC	3,100	165,846
Centamin PLC	78,849	155,915
Close Brothers Group PLC	4,524	82,738
Cobham PLC	51,870	88,759
Compass Group PLC	17,221	306,483
Computacenter PLC	6,506	64,955
Croda International PLC	3,213	135,675
Daily Mail & General Trust PLC, Class A	7,483	65,353
Diageo PLC	24,881	691,140
Dignity PLC	2,785	85,748
Direct Line Insurance Group PLC	36,729	164,539
easyJet PLC	5,421	64,987
Electrocomponents PLC	31,298	191,410
Elementis PLC	29,679	100,337
Essentra PLC	15,665	80,884
Experian PLC	11,699	225,934
F&C Commercial Property Trust, Ltd.	84,703	144,825
Fidessa Group PLC	2,231	64,781
FirstGroup PLC(1)	47,376	62,122
Fresnillo PLC	7,025	128,954
G4S PLC	25,365	81,717
GlaxoSmithKline PLC	57,331	1,107,920
Grainger PLC	44,653	133,876
Great Portland Estates PLC	23,303	182,365
Greene King PLC	6,857	58,919
Halma PLC	20,933	243,887
Hammerson PLC	39,192	270,124

Security	Shares	Value

United Kingdom (continued)
Hansteen Holdings PLC	58,174	$80,485
Hikma Pharmaceuticals PLC	10,323	237,771
Howden Joinery Group PLC	17,122	81,568
HSBC Holdings PLC	101,744	867,969
Imperial Brands PLC	10,238	474,302
Informa PLC	10,547	86,701
Inmarsat PLC	9,579	73,392
Intertek Group PLC	3,611	154,575
ITV PLC	58,097	149,078
John Wood Group PLC	18,680	197,614
Just Eat PLC(1)	25,395	172,950
Kingfisher PLC	29,113	123,520
Land Securities Group PLC	33,494	419,766
Legal & General Group PLC	59,596	176,744
Lloyds Banking Group PLC	381,763	313,122
London Stock Exchange Group PLC	3,749	150,095
LondonMetric Property PLC	86,060	159,884
Marston’s PLC	36,633	60,857
Meggitt PLC	22,446	118,379
Melrose Industries PLC	47,201	116,207
Merlin Entertainments PLC(2)	18,929	113,804
Micro Focus International PLC	11,235	303,903
Moneysupermarket.com Group PLC	26,777	111,204
National Grid PLC	116,224	1,361,353
NCC Group PLC	21,097	49,176
Next PLC	2,001	96,550
Oxford Instruments PLC	4,584	40,894
Pearson PLC	12,680	98,854
Pennon Group PLC	30,861	308,545
Playtech PLC	15,382	160,724
Provident Financial PLC	5,200	179,065
Randgold Resources, Ltd.	2,477	210,845
Reckitt Benckiser Group PLC	7,026	602,870
RELX PLC	13,573	243,637
Renishaw PLC	2,320	83,257
Rentokil Initial PLC	29,063	83,742
Rio Tinto PLC	18,383	814,421
Royal Dutch Shell PLC, Class A	42,364	1,148,982
Royal Mail PLC	24,965	129,652
RPC Group PLC	11,288	152,435
RSA Insurance Group PLC	15,527	112,423
Sage Group PLC (The)	50,529	390,798
Savills PLC	11,000	107,489
SDL PLC	5,875	36,199
Segro PLC	43,700	253,853
Severn Trent PLC	13,493	386,757

18	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

United Kingdom (continued)
Shaftesbury PLC	16,900	$186,614
Sky PLC	12,062	152,399
Spirax-Sarco Engineering PLC	1,300	70,610
Spirent Communications PLC	82,377	101,056
Standard Life PLC	27,303	119,288
Synthomer PLC	17,348	98,600
Tate & Lyle PLC	26,275	222,086
Tritax Big Box REIT PLC	86,760	151,135
TT Electronics PLC	18,160	34,048
UBM PLC	6,617	58,797
Unilever PLC	13,031	527,831
UNITE Group PLC (The)	22,502	166,094
United Utilities Group PLC	40,087	464,229
Victrex PLC	5,241	125,596
Vodafone Group PLC	559,547	1,370,627
WH Smith PLC	3,964	81,496
Whitbread PLC	2,947	145,882
William Hill PLC	19,873	64,824
Wolseley PLC	3,200	198,177
WPP PLC	15,053	350,345
Xaar PLC	11,461	57,531

		$26,997,285

Total Common Stocks (identified cost $166,387,503)		$173,991,737

Short-Term Investments — 0.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.90%(4)	486,128	$486,177

Total Short-Term Investments (identified cost $486,177)		$486,177

Total Investments — 99.5% (identified cost $166,873,680)		$174,477,914

Other Assets, Less Liabilities — 0.5%		$876,023

Net Assets — 100.0%		$175,353,937

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2017, the aggregate value of these securities is $3,844,632 or 2.2% of the Fund’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2017.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Euro	33.9%	$59,446,846
Japanese Yen	15.9	27,904,948
British Pound Sterling	15.8	27,676,549
Swiss Franc	8.2	14,363,505
Australian Dollar	7.7	13,529,081
Swedish Krona	4.0	6,960,066
Hong Kong Dollar	3.7	6,489,825
United States Dollar	2.2	3,769,162
Danish Krone	2.0	3,460,252
Norwegian Krone	1.9	3,412,580
Singapore Dollar	1.7	3,034,083
Israeli Shekel	1.5	2,665,216
New Zealand Dollar	1.0	1,765,801

Total Investments	99.5%	$174,477,914

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	11.1%	$19,438,427
Industrials	10.7	18,759,283
Consumer Staples	10.2	17,958,201
Consumer Discretionary	10.2	17,822,947
Materials	9.5	16,633,048
Health Care	9.2	16,132,371
Information Technology	9.0	15,712,843
Telecommunication Services	8.4	14,720,040
Real Estate	8.3	14,641,813
Utilities	7.0	12,377,337
Energy	5.6	9,795,427
Short-Term Investments	0.3	486,177

Total Investments	99.5%	$174,477,914

19	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2017

Portfolio of Investments — continued

Abbreviations:

ADR	–	American Depositary Receipt
CDI	–	CHESS Depositary Interest
PC	–	Participation Certificate
PFC Shares	–	Preference Shares
SDR	–	Swedish Depositary Receipt

20	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2017

Statement of Assets and Liabilities

Assets	January 31, 2017
Unaffiliated investments, at value (identified cost, $166,387,503)	$173,991,737
Affiliated investment, at value (identified cost, $486,177)	486,177
Foreign currency, at value (identified cost, $184,608)	186,382
Dividends receivable	135,206
Dividend receivable from affiliated investment	1,769
Receivable for Fund shares sold	609,748
Tax reclaims receivable	207,271
Receivable from affiliates	57,074
Total assets	$175,675,364

Liabilities
Payable for Fund shares redeemed	$178,216
Payable to affiliates:
Investment adviser and administration fee	57,441
Distribution and service fees	7,108
Accrued expenses	78,662
Total liabilities	$321,427
Net Assets	$175,353,937

Sources of Net Assets
Paid-in capital	$170,676,780
Accumulated net realized loss	(2,668,460)
Accumulated distributions in excess of net investment income	(252,648)
Net unrealized appreciation	7,598,265
Total	$175,353,937

Investor Class Shares
Net Assets	$34,386,096
Shares Outstanding	2,972,260
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.57

Institutional Class Shares
Net Assets	$55,323,899
Shares Outstanding	4,766,059
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.61

Class R Shares
Net Assets	$785,910
Shares Outstanding	68,186
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.53

Class R6 Shares
Net Assets	$84,858,032
Shares Outstanding	7,309,410
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.61

21	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2017

Statement of Operations

Investment Income	Year Ended January 31, 2017
Dividends (net of foreign taxes, $388,903)	$3,619,023
Interest allocated from/dividends from affiliated investment	8,074
Expenses allocated from affiliated investment	(72)
Total investment income	$3,627,025

Expenses
Investment adviser and administration fee	$727,024
Distribution and service fees
Investor Class	44,449
Class R	1,214
Trustees’ fees and expenses	8,324
Custodian fee	106,685
Transfer and dividend disbursing agent fees	26,727
Legal and accounting services	47,296
Printing and postage	13,397
Registration fees	73,608
Miscellaneous	54,197
Total expenses	$1,102,921
Deduct —
Allocation of expenses to affiliates	$312,053
Total expense reductions	$312,053

Net expenses	$790,868

Net investment income	$2,836,157

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(2,106,856)
Investment transactions in/allocated from affiliated investment	374
Foreign currency transactions	(51,815)
Net realized loss	$(2,158,297)
Change in unrealized appreciation (depreciation) —
Investments	$11,233,337
Foreign currency	12,242
Net change in unrealized appreciation (depreciation)	$11,245,579

Net realized and unrealized gain	$9,087,282

Net increase in net assets from operations	$11,923,439

22	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2017

Statements of Changes in Net Assets

	Year Ended January 31,
Increase (Decrease) in Net Assets	2017	2016
From operations —
Net investment income	$2,836,157	$2,532,480
Net realized loss from investment and foreign currency transactions	(2,158,297)	(86,749)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	11,245,579	(6,244,780)
Net increase (decrease) in net assets from operations	$11,923,439	$(3,799,049)
Distributions to shareholders —
From net investment income
Investor Class	$(467,005)	$(274,718)
Institutional Class	(820,850)	(832,932)
Class R	(11,227)	(21)
Class R6	(1,351,722)	(1,471,848)
From net realized gain
Investor Class	(10,744)	(4,239)
Institutional Class	(28,437)	(11,866)
Class R	(4)	(0	)(1)
Class R6	(58,408)	(20,752)
Total distributions to shareholders	$(2,748,397)	$(2,616,376)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Investor Class	$28,247,632	$9,665,385
Institutional Class	29,423,191	36,179,080
Class R	844,401	1,000
Class R6	39,653,684	66,776,856
Net asset value of shares issued to shareholders in payment of distributions declared
Investor Class	401,787	278,957
Institutional Class	654,313	541,239
Class R	11,215	—
Class R6	343,621	154,003
Cost of shares redeemed
Investor Class	(7,455,796)	(5,436,174)
Institutional Class	(8,314,075)	(88,215,174)
Class R	(74,649)	—
Class R6	(21,042,590)	(2,741,307)
Net increase in net assets from Fund share transactions	$62,692,734	$17,203,865

Net increase in net assets	$71,867,776	$10,788,440

Net Assets
At beginning of year	$103,486,161	$92,697,721
At end of year	$175,353,937	$103,486,161

Accumulated distributions in excess of net investment income included in net assets
At end of year	$(252,648)	$(83,447)

(1)	Amount is less than $(0.50).

23	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2017

Financial Highlights

	Investor Class
	Year Ended January 31,
	2017	2016	2015		2014	2013
Net asset value — Beginning of year	$10.750	$11.410	$11.960		$11.180	$9.850

Income (Loss) From Operations
Net investment income(1)	$0.198	$0.217	$0.355	(2)	$0.195	$0.227
Net realized and unrealized gain (loss)	0.810	(0.607)	(0.242)		0.822	1.370

Total income (loss) from operations	$1.008	$(0.390)	$0.113		$1.017	$1.597

Less Distributions
From net investment income	$(0.178)	$(0.266)	$(0.251)		$(0.237)	$(0.267)
From net realized gain	(0.010)	(0.004)	(0.412)		—	—

Total distributions	$(0.188)	$(0.270)	$(0.663)		$(0.237)	$(0.267)

Net asset value — End of year	$11.570	$10.750	$11.410		$11.960	$11.180

Total Return(3)(4)	9.55%	(3.73)%	1.01%		9.04%	16.32%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$34,386	$12,069	$8,503		$14,007	$7,038
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	0.84%	0.90%	0.97%		1.05%	1.29%
Net investment income	1.75%	1.86%	2.83	%(2)	1.65%	2.22%
Portfolio Turnover	22%	34%	63%		35%	44%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends which amounted to $0.059 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.35%.

(3)

Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if applicable, which were eliminated effective March 1, 2013.

(4)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.23%, 0.35%, 0.32%, 0.29% and 0.29% of average daily net assets for the years ended January 31, 2017, 2016, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

24	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2017

Financial Highlights — continued

	Institutional Class
	Year Ended January 31,
	2017	2016	2015		2014	2013
Net asset value — Beginning of year	$10.770	$11.430	$11.990		$11.200	$9.880

Income (Loss) From Operations
Net investment income(1)	$0.257	$0.325	$0.333	(2)	$0.259	$0.252
Net realized and unrealized gain (loss)	0.788	(0.693)	(0.184)		0.790	1.375

Total income (loss) from operations	$1.045	$(0.368)	$0.149		$1.049	$1.627

Less Distributions
From net investment income	$(0.195)	$(0.288)	$(0.297)		$(0.259)	$(0.307)
From net realized gain	(0.010)	(0.004)	(0.412)		—	—

Total distributions	$(0.205)	$(0.292)	$(0.709)		$(0.259)	$(0.307)

Net asset value — End of year	$11.610	$10.770	$11.430		$11.990	$11.200

Total Return(3)(4)	9.78%	(3.37)%	1.22%		9.31%	16.59%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$55,324	$30,808	$84,195		$68,911	$54,167
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	0.60%	0.65%	0.72%		0.80%	1.02%
Net investment income	2.26%	2.72%	2.66	%(2)	2.20%	2.45%
Portfolio Turnover	22%	34%	63%		35%	44%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends which amounted to $0.048 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.28%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.24%, 0.35%, 0.32%, 0.29% and 0.30% of average daily net assets for the years ended January 31, 2017, 2016, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

25	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2017

Financial Highlights — continued

	Class R
	Year Ended January 31, 2017	Period Ended January 31, 2016(1)
Net asset value — Beginning of period	$10.740	$12.340

Income (Loss) From Operations
Net investment income(2)	$0.064	$0.044
Net realized and unrealized gain (loss)	0.919	(1.384)

Total income (loss) from operations	$0.983	$(1.340)

Less Distributions
From net investment income	$(0.183)	$(0.256)
From net realized gain	(0.010)	(0.004)

Total distributions	$(0.193)	$(0.260)

Net asset value — End of period	$11.530	$10.740

Total Return(3)(4)	9.22%	(10.98	)%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$786	$1
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.04%	1.15	%(6)
Net investment income	0.56%	0.82	%(6)
Portfolio Turnover	22%	34	%(7)

(1)	For the period from commencement of operations, August 10, 2015, to January 31, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.19% and 0.35% of average daily net assets for the year ended January 31, 2017 and the period ended January 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

(7)	For the Fund’s year ended January 31, 2016.

26	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2017

Financial Highlights — continued

	Class R6
	Year Ended January 31, 2017	Period Ended January 31, 2016(1)
Net asset value — Beginning of period	$10.770	$12.380

Income (Loss) From Operations
Net investment income(2)	$0.267	$0.059
Net realized and unrealized gain (loss)	0.780	(1.374)

Total income (loss) from operations	$1.047	$(1.315)

Less Distributions
From net investment income	$(0.197)	$(0.291)
From net realized gain	(0.010)	(0.004)

Total distributions	$(0.207)	$(0.295)

Net asset value — End of period	$11.610	$10.770

Total Return(3)(4)	9.79%	(10.77	)%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$84,858	$60,608
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.58%	0.62	%(6)
Net investment income	2.34%	1.10	%(6)
Portfolio Turnover	22%	34	%(7)

(1)	For the period from commencement of operations, August 10, 2015, to January 31, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.25% and 0.35% of average daily net assets for the year ended January 31, 2017 and the period ended January 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

(7)	For the Fund’s year ended January 31, 2016.

27	See Notes to Financial Statements.

Parametric International Equity Fund

January 31, 2017

Notes to Financial Statements

1  Significant Accounting Policies

Parametric International Equity Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers four classes of shares. Investor Class, Institutional Class, Class R and Class R6, all of which are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Fund’s investment in Cash Reserves Fund reflected the Fund’s proportionate interest in its net assets and the Fund recorded its pro-rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of January 31, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

28

Parametric International Equity Fund

January 31, 2017

Notes to Financial Statements — continued

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended January 31, 2017 and January 31, 2016 was as follows:

	Year Ended January 31,
	2017	2016

Distributions declared from:
Ordinary income	$2,651,163	$2,579,519
Long-term capital gains	$97,234	$36,857

During the year ended January 31, 2017, accumulated net realized loss was decreased by $1,557, accumulated undistributed net investment income was decreased by $354,554 and paid-in capital was increased by $352,997 due to the Fund’s use of equalization accounting and differences between book and tax accounting, primarily for foreign currency gain (loss), investments in passive foreign investment companies (PFICs), investments in partnerships and dividend redesignations. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of January 31, 2017, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$102,849
Deferred capital losses and post October capital losses	$(2,013,439)
Net unrealized appreciation	$6,587,747

29

Parametric International Equity Fund

January 31, 2017

Notes to Financial Statements — continued

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, investments in partnerships and investments in PFICs.

At January 31, 2017, the Fund, for federal income tax purposes, had deferred capital losses of $1,989,878 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2017, $1,989,878 are long-term.

Additionally, at January 31, 2017, the Fund had a net capital loss of $23,561 attributable to security transactions incurred after October 31, 2016 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending January 31, 2018.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$167,884,198

Gross unrealized appreciation	$15,515,333
Gross unrealized depreciation	(8,921,617)

Net unrealized appreciation	$6,593,716

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. Pursuant to the investment advisory and administrative agreement and subsequent fee reduction agreements between the Fund and EVM, the fee is computed at an annual rate of 0.40% of the Fund’s average daily net assets up to $1 billion (0.65% of the Fund’s average daily net assets up to $500 million prior to November 1, 2016) and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by the vote of a majority of shareholders. For the year ended January 31, 2017, the investment adviser and administration fee amounted to $727,024 or 0.57% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.75%, 0.50%, 1.00% and 0.47% (0.90%, 0.65%, 1.15% and 0.62% prior to November 1, 2016) of the Fund’s average daily net assets for Investor Class, Institutional Class, Class R and Class R6, respectively. This agreement may be changed or terminated after May 31, 2018. Pursuant to this agreement, EVM and Parametric were allocated $312,053 in total of the Fund’s operating expenses for the year ended January 31, 2017.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended January 31, 2017, EVM earned $2,068 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Investor Class (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended January 31, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended January 31, 2017 amounted to $44,449 for Investor Class shares.

30

Parametric International Equity Fund

January 31, 2017

Notes to Financial Statements — continued

The Fund also has in effect a distribution plan for Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the year ended January 31, 2017, the Fund paid or accrued to EVD $607 for Class R shares.

Pursuant to the Class R Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended January 31, 2017 amounted to $607 for Class R shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $90,349,902 and $27,882,335, respectively, for the year ended January 31, 2017.

6  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended January 31,
Investor Class	2017	2016

Sales	2,461,899	821,612
Issued to shareholders electing to receive payments of distributions in Fund shares	36,143	24,406
Redemptions	(648,992)	(467,746)

Net increase	1,849,050	378,272

	Year Ended January 31,
Institutional Class	2017	2016

Sales	2,578,901	3,067,229
Issued to shareholders electing to receive payments of distributions in Fund shares	58,663	47,270
Redemptions	(732,346)	(7,618,165)

Net increase (decrease)	1,905,218	(4,503,666)

Class R	Year Ended January 31, 2017	Period Ended January 31, 2016(1)

Sales	73,744	81
Issued to shareholders electing to receive payments of distributions in Fund shares	1,012	—
Redemptions	(6,651)	—

Net increase	68,105	81

31

Parametric International Equity Fund

January 31, 2017

Notes to Financial Statements — continued

Class R6	Year Ended January 31, 2017	Period Ended January 31, 2016(1)

Sales	3,485,699	5,858,132
Issued to shareholders electing to receive payments of distributions in Fund shares	30,806	13,450
Redemptions	(1,835,321)	(243,356)

Net increase	1,681,184	5,628,226

(1)	Class R and Class R6 commenced operations on August 10, 2015.

At January 31, 2017, an Eaton Vance collective investment trust and donor advised and pooled income funds (established and maintained by a public charity) managed by EVM owned in the aggregate 35.7% of the value of the outstanding shares of the Fund.

7  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended January 31, 2017.

8  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

32

Parametric International Equity Fund

January 31, 2017

Notes to Financial Statements — continued

At January 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks
Asia/Pacific	$476,277	$53,339,665		$0	$53,815,942
Developed Europe	1,466,700	115,210,565		46,463	116,723,728
Developed Middle East	740,189	2,711,878		—	3,452,067

Total Common Stocks	$2,683,166	$171,262,108	**	$46,463	$173,991,737

Short-Term Investments	$—	$486,177		$—	$486,177

Total Investments	$2,683,166	$171,748,285		$46,463	$174,477,914

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended January 31, 2017 is not presented. At January 31, 2017, the value of investments transferred between Level 1 and Level 2 during the year then ended was not significant.

33

Parametric International Equity Fund

January 31, 2017

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Parametric International Equity Fund:

We have audited the accompanying statement of assets and liabilities of Parametric International Equity Fund (the “Fund”) (one of the funds constituting Eaton Vance Mutual Funds Trust), including the portfolio of investments, as of January 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2017, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Parametric International Equity Fund as of January 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 21, 2017

34

Parametric International Equity Fund

January 31, 2017

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2018 will show the tax status of all distributions paid to your account in calendar year 2017. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the foreign tax credit.

Qualified Dividend Income.  For the fiscal year ended January 31, 2017, the Fund designates approximately $3,580,024, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Foreign Tax Credit.  For the fiscal year ended January 31, 2017, the Fund paid foreign taxes of $362,929 and recognized foreign source income of $4,007,926.

35

Parametric International Equity Fund

January 31, 2017

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVMI” refers to Eaton Vance Management (International) Limited and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. EVMI is an indirect, wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 177 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD and EVMI. Trustee and/or officer of 177 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVMI, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., LLC (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand LLP (now PricewaterhouseCoopers) (a registered public accounting firm) (1987-1997). Mr. Eston has apprised the Board of Trustees that he intends to retire as a Trustee of all Eaton Vance funds effective September 30, 2017.

Directorships in the Last Five Years.(2) None.

Mark R. Fetting(3) 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Consultant, Bain and Company (management consulting firm) (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

36

Parametric International Equity Fund

January 31, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Trustee	2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (financial services cooperative) (2002-2006). Consistent with the Trustee retirement policy, Mr. Verni is currently expected to retire as a Trustee of all Eaton Vance funds effective July 1, 2017.

Directorships in the Last Five Years.(2) None.

37

Parametric International Equity Fund

January 31, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Scott E. Wennerholm(3) 1959	Trustee	2016

Consultant at GF Parish Group (executive recruiting firm). Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-260-0761.

38

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

39

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

4736    1.31.17

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has amended the code of ethics as described in Form N-CSR during the period covered by this report to make clarifying changes consistent with Rule 21F-17 of the Securities Exchange Act of 1934, as amended. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief

Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Parametric Emerging Markets Fund and Parametric International Equity Fund (the “Fund(s)”) are series of Eaton Vance Mutual Funds Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 34 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

(a)-(d)

The following table presents the aggregate fees billed to each Fund for the Fund’s fiscal years ended January 31, 2016 and January 31, 2017 by D&T, for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Parametric Emerging Markets Fund Fiscal Years Ended	1/31/16	1/31/17
Audit Fees	$79,870	$80,670
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$25,385	$23,686
All Other Fees(3)	$0	$0

Total	$105,255	$104,356

Parametric International Equity Fund Fiscal Years Ended	1/31/16	1/31/17
Audit Fees	$30,660	$33,910
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$14,110	$13,125
All Other Fees(3)	$0	$0

Total	$44,770	$47,035

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax/compliance planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have differing fiscal year ends* (January 31, February 28, August 31, September 30, October 31 or December 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	2/28/15	8/31/15	9/30/15	10/31/15	12/31/15	1/31/16	2/29/16	8/31/16	9/30/16	10/31/16	12/31/16	1/31/17
Audit Fees	$22,050	$48,450	$106,700	$581,560	$105,020	$136,480	$22,650	$48,950	$97,730	$570,575	$105,320	$114,580
Audit-Related Fees(1)	$0	$0	$2,550	$0	$0	$0	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$12,780	$12,002	$34,621	$338,673	$51,252	$49,348	$9,648	$12,259	$25,000	$360,983	$61,414	$36,811
All Other Fees(3)	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0

Total	$34,830	$60,452	$143,871	$920,233	$156,272	$185,828	$32,298	$61,209	$122,730	$931,558	$166,734	$151,391

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax/compliance planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	2/28/15	8/31/15	9/30/15	10/31/15	12/31/15	1/31/16	2/29/16	8/31/16	9/30/16	10/31/16	12/31/16	1/31/17
Registrant(1)	$12,780	$12,002	$37,171	$338,673	$51,252	$49,348	$9,648	$12,259	$25,000	$360,983	$61,414	$36,811
Eaton Vance(2)	$99,750	$46,000	$46,000	$46,000	$56,434	$56,434	$56,434	$56,434	$56,434	$56,434	$46,000	$46,000

(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 24, 2017

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 24, 2017